EMPOWER FUNDS, INC.
("Empower Funds")
Empower Core Strategies: Flexible Bond Fund	Empower Core Strategies: Inflation-Protected Securities Fund
Institutional Class Ticker / MXEDX	Institutional Class Ticker / MXEGX
Investor Class Ticker / MXEWX	Investor Class Ticker / MXEYX
Empower Core Strategies: International Equity Fund	Empower Core Strategies: U.S. Equity Fund
Institutional Class Ticker / MXECX	Institutional Class Ticker / MXEBX
Investor Class Ticker / MXEVX	Investor Class Ticker / MXETX

(the "Fund(s)")
Quarterly Holdings Report

March 31, 2026
This report is submitted for general information and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 10.50%
	AASET Trust(b)
	Series 2021-1A Class A
275,138	2.95%, 11/16/2041	$ 265,351
	Series 2021-2A Class A
641,709	2.80%, 01/15/2047	606,494
	Series 2024-2A Class A
1,345,169	5.93%, 09/16/2049	1,355,077
180,000	Affirm Asset Securitization Trust(b) Series 2024-X2 Class D 6.08%, 12/17/2029	180,451
650,000	AGL Ltd(b)(c) Series 2022-23A Class BR 5.22%, 04/20/2038 3-mo. SOFR + 1.55%	643,057
680,376	ALTDE Trust(b) Series 2025-1A Class A 5.90%, 08/15/2050	684,432
	American Credit Acceptance Receivables Trust(b)
	Series 2023-4 Class D
900,000	7.65%, 09/12/2030	925,124
	Series 2024-4 Class D
300,000	5.34%, 08/12/2031	301,659
	Series 2025-1 Class D
1,500,000	5.54%, 08/12/2031	1,513,106
	AmeriCredit Automobile Receivables Trust
	Series 2023-2 Class C
1,500,000	6.00%, 07/18/2029	1,532,425
	Series 2026-1 Class B
1,850,000	4.28%, 11/18/2032(b)	1,839,201
3,400,000	Apidos XXXVII(b)(c) Series 2021-37A Class B 5.53%, 10/22/2034 3-mo. SOFR + 1.86%	3,401,795
2,365,000	Applebee's Funding LLC / IHOP Funding LLC(b) Series 2025-1A Class A2 6.72%, 06/07/2055	2,365,526
162,833	Aqua Finance Trust(b) Series 2019-A Class C 4.01%, 07/16/2040	159,372
	Avis Budget Rental Car Funding AESOP LLC(b)
	Series 2021-2A Class C
450,000	2.35%, 02/20/2028	442,331
	Series 2023-3A Class D
260,000	7.32%, 02/20/2028	262,028
	Series 2023-8A Class C
275,000	7.34%, 02/20/2030	286,849
	Series 2024-1A Class C
150,000	6.48%, 06/20/2030	153,820
1,400,000	Benefit Street Partners XXVIII Ltd(b)(c) Series 2022-28A Class BR 5.37%, 10/20/2037 3-mo. SOFR + 1.70%	1,403,553
Principal Amount(a)		Fair Value
Non-Agency — (continued)
610,000	Benefit Street Partners XXXVII Ltd(b)(c) Series 2024-37A Class B 5.32%, 01/25/2038 3-mo. SOFR + 1.65%	$ 608,512
	BHG Securitization Trust(b)
	Series 2023-B Class B
486,779	7.45%, 12/17/2036	506,587
	Series 2024-1CON Class B
222,216	6.49%, 04/17/2035	227,582
	Series 2024-1CON Class C
92,057	6.86%, 04/17/2035	93,597
1,335,000	Birch Grove Ltd(b)(c) Series 2024-9A Class A1 5.07%, 10/22/2037 3-mo. SOFR + 1.40%	1,335,717
	Bridgecrest Lending Auto Securitization Trust
	Series 2023-1 Class D
2,035,000	7.84%, 08/15/2029	2,120,176
	Series 2024-2 Class D
1,430,000	6.30%, 02/15/2030	1,463,891
	Series 2025-2 Class C
950,000	5.17%, 03/17/2031	955,005
	Series 2025-3 Class B
250,000	4.73%, 09/17/2029	250,867
	Series 2025-3 Class C
950,000	4.81%, 05/15/2031	951,390
	Series 2025-3 Class D
700,000	5.27%, 05/15/2031	700,201
	Series 2026-1 Class B
550,000	4.25%, 11/17/2031	547,442
319,894	CAL Funding IV Ltd(b) Series 2020-1A Class A 2.22%, 09/25/2045	306,960
	CarMax Auto Owner Trust
	Series 2022-1 Class D
300,000	2.47%, 07/17/2028	299,712
	Series 2023-4 Class D
300,000	7.16%, 04/15/2030	309,924
	Series 2024-1 Class D
100,000	6.00%, 07/15/2030	101,697
	Carvana Auto Receivables Trust(b)
	Series 2023-N1 Class D
2,430,000	6.69%, 07/10/2029	2,472,088
	Series 2023-N4 Class D
200,000	7.22%, 02/11/2030	207,143
	Series 2024-N1 Class D
200,000	6.30%, 05/10/2030	203,899
	Series 2024-N3 Class D
400,000	5.38%, 12/10/2030	399,904
	Series 2024-N3 Class E
1,285,000	7.66%, 04/12/2032	1,297,752
	Castlelake Aircraft Securitization Trust(b)
	Series 2018-1 Class B
641,918	5.30%, 06/15/2043	629,094

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2019-1A Class A
129,272	3.97%, 04/15/2039	$ 127,984
601,508	CLI Funding VIII LLC(b) Series 2025-R Class A 6.61%, 06/21/2050	596,028
1,594,981	CLIF Holdings LLC(b) Series 2025-1H Class A 6.72%, 12/20/2050	1,582,801
17,858	Commonbond Student Loan Trust(b) Series 2020-1 Class A 1.69%, 10/25/2051	16,430
	Compass Datacenters Issuer III LLC(b)
	Series 2025-1A Class A2
655,000	5.66%, 02/25/2050	658,227
	Series 2025-1A Class A3
165,000	5.85%, 02/25/2050	165,376
	CoreVest American Finance Trust(b)
	Series 2020-2 Class C
590,000	4.54%, 05/15/2052(d)	583,041
	Series 2021-1 Class C
155,000	2.80%, 04/15/2053	138,052
	Series 2021-3 Class D
220,000	3.47%, 10/15/2054	197,730
	Credit Acceptance Auto Loan Trust(b)
	Series 2024-2A Class C
350,000	6.70%, 10/16/2034	361,124
	Series 2024-3A Class C
280,000	5.39%, 01/16/2035	281,779
	Series 2025-2A Class C
300,000	5.38%, 03/17/2036	301,737
345,000	CyrusOne Data Centers Issuer I LLC(b) Series 2024-3A Class A2 4.65%, 05/20/2049	327,667
830,000	DataBank Issuer II LLC(b) Series 2025-1A Class A2 5.18%, 09/27/2055	805,110
	Drive Auto Receivables Trust
	Series 2025-1 Class D
1,050,000	5.41%, 09/15/2032	1,055,114
	Series 2025-2 Class C
690,000	4.39%, 09/15/2032	686,860
845,000	DT Auto Owner Trust(b) Series 2023-3A Class D 7.12%, 05/15/2029	867,043
22,591	Elara HGV Timeshare Issuer LLC(b) Series 2021-A Class C 2.09%, 08/27/2035	21,614
48,454	ELFI Graduate Loan Program LLC(b)(d) Series 2021-A Class B 2.09%, 12/26/2046	39,758
534,334	EverBright Solar Trust(b) Series 2024-A Class A 6.43%, 06/22/2054	450,978
Principal Amount(a)		Fair Value
Non-Agency — (continued)
173,250	EWC Master Issuer LLC(b) Series 2022-1A Class A2 5.50%, 03/15/2052	$ 171,913
	Exeter Automobile Receivables Trust
	Series 2023-2A Class D
680,000	6.32%, 08/15/2029	690,929
	Series 2023-3A Class D
340,000	6.68%, 04/16/2029	346,284
	Series 2023-5A Class D
1,320,000	7.13%, 02/15/2030	1,353,449
	Series 2024-4A Class D
1,100,000	5.81%, 12/16/2030	1,122,076
	Series 2024-5A Class D
400,000	5.06%, 02/18/2031	400,061
	Series 2025-1A Class D
3,845,000	5.49%, 05/15/2031	3,877,181
	Series 2025-2A Class C
750,000	5.16%, 07/15/2031	755,195
	Series 2025-4A Class D
1,250,000	5.23%, 01/15/2032	1,246,892
	Series 2025-5A Class B
900,000	4.28%, 07/15/2030	896,701
	Series 2026-1A Class C
1,610,000	4.40%, 05/17/2032	1,589,570
	Exeter Select Automobile Receivables Trust
	Series 2025-1 Class A3
1,200,000	4.69%, 04/15/2030	1,205,544
	Series 2025-2 Class B
550,000	4.63%, 11/17/2031	551,147
	Series 2025-2 Class D
1,200,000	5.34%, 01/15/2032	1,203,306
	First Help Financial LLC(b)
	Series 2025-1A Class A2
699,639	4.92%, 02/15/2031	699,334
	Series 2025-2A Class A2
1,300,000	5.75%, 05/15/2030	1,305,198
	First Investors Auto Owner Trust(b)
	Series 2022-1A Class D
400,000	3.79%, 06/15/2028	399,228
	Series 2022-2A Class D
420,000	8.71%, 10/16/2028	429,261
	Series 2025-1A Class D
500,000	5.22%, 12/15/2033	501,181
	FirstKey Homes Trust(b)
	Series 2021-SFR1 Class E1
535,000	2.39%, 08/17/2038	528,954
	Series 2021-SFR2 Class E1
360,000	2.26%, 09/17/2038	355,175
	Series 2021-SFR2 Class E2
225,000	2.36%, 09/17/2038	221,977
	Flagship Credit Auto Trust(b)
	Series 2021-1 Class D
38,100	1.27%, 03/15/2027	38,007

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-2 Class D
160,764	1.59%, 06/15/2027	$ 159,671
	Series 2021-3 Class D
433,387	1.65%, 09/15/2027	427,748
	Series 2023-3 Class C
25,000	6.01%, 07/16/2029	25,217
488,750	FOCUS Brands Funding(b) Series 2023-2 Class A2 8.24%, 10/30/2053	511,631
450,000	Ford Credit Auto Lease Trust Series 2023-B Class D 6.97%, 06/15/2028	451,256
2,350,000	Ford Credit Auto Owner Trust(b)(e) Series 2025-1 Class A 4.86%, 08/15/2037	2,391,088
1,380,000	Fortiva Retail Credit Master Note Business Trust(b) Series 2024-ONE Class B 9.70%, 11/15/2029	1,395,094
	Foundation Finance Trust(b)
	Series 2023-2A Class B
204,349	6.97%, 06/15/2049	212,050
	Series 2024-2A Class D
79,200	6.59%, 03/15/2050	80,986
	Series 2025-1A Class B
627,961	5.26%, 04/15/2050	631,741
	Series 2025-1A Class D
447,253	6.09%, 04/15/2050	449,877
667,346	GITSIT Mortgage Loan Trust(b)(e) Series 2025-NPL1 Class A1 6.28%, 02/25/2055	667,768
1,179,413	Global SC Finance X Ltd(b) Series 2025-1H Class A 6.17%, 09/20/2045	1,173,418
	GLS Auto Receivables Issuer Trust(b)
	Series 2023-2A Class D
520,000	6.31%, 03/15/2029	529,845
	Series 2023-4A Class D
595,000	7.18%, 08/15/2029	612,065
	Series 2024-1A Class D
400,000	5.95%, 12/17/2029	407,088
	Series 2024-2A Class D
370,000	6.19%, 02/15/2030	377,982
	GLS Auto Select Receivables Trust(b)
	Series 2024-1A Class D
50,000	6.43%, 01/15/2031	51,455
	Series 2024-2A Class C
155,000	5.93%, 06/17/2030	158,774
	Series 2024-4A Class D
100,000	5.28%, 10/15/2031	100,052
	Series 2025-1A Class C
65,000	5.26%, 03/15/2031	65,572
	Series 2025-1A Class D
70,000	5.74%, 04/15/2032	70,916
Principal Amount(a)		Fair Value
Non-Agency — (continued)
184,301	GoodLeap Home Improvement Solutions Trust(b) Series 2024-1A Class A 5.35%, 10/20/2046	$ 185,752
	Hilton Grand Vacations Trust(b)
	Series 2024-1B Class C
36,329	6.62%, 09/15/2039	37,025
	Series 2025-3EXT Class A
764,774	4.56%, 10/25/2044	758,298
76,986	HIN Timeshare Trust(b) Series 2024-A Class A 5.49%, 03/15/2043	77,890
	Home Partners of America Trust(b)
	Series 2021-1 Class E
81,056	2.58%, 09/17/2041	73,333
	Series 2021-2 Class E2
96	2.95%, 12/17/2026	94
2,950,000	HPS Loan Management Ltd(b)(c) Series 2019-15A Class A1R2 4.91%, 10/22/2038 3-mo. SOFR + 1.24%	2,945,345
105,000	Island Finance Trust(b) Series 2025-1A Class A 6.54%, 03/19/2035	105,704
284,592	Jack in the Box Funding LLC(b) Series 2019-1A Class A2II 4.48%, 08/25/2049	282,783
1,023,784	JOL Air Ltd(b) Series 2019-1 Class A 3.97%, 04/15/2044	1,022,351
	Kapitus Asset Securitization IV LLC(b)
	Series 2024-1A Class 1A
195,000	5.49%, 09/10/2031	195,313
	Series 2024-1A Class A
510,000	5.49%, 09/10/2031	510,819
130,000	Kinetic ABS Issuer LLC(b) Series 2026-1A Class A2 5.22%, 02/25/2056	129,630
2,250,000	KKR Ltd(b)(c) Series 31A Class B 5.43%, 04/20/2034 3-mo. SOFR + 1.76%	2,250,351
117,672	Labrador Aviation Finance Ltd(b) Series 2016-1A Class A1 4.30%, 01/15/2042	120,614
	LAD Auto Receivables Trust(b)
	Series 2023-4A Class C
260,000	6.76%, 03/15/2029	265,782
	Series 2023-4A Class D
145,000	7.37%, 04/15/2031	150,064
	Series 2024-1A Class B
100,000	5.33%, 02/15/2029	100,932

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2024-3A Class C
100,000	4.93%, 03/15/2030	$ 100,651
	Series 2024-3A Class D
100,000	5.18%, 02/17/2032	100,280
138,038	Laurel Road Prime Student Loan Trust(b) Series 2020-A Class A2FX 1.40%, 11/25/2050	128,900
	Lendbuzz Securitization Trust(b)
	Series 2026-1A Class B
90,940	5.16%, 12/16/2030	90,912
	Series 2026-1A Class C
90,940	5.74%, 09/15/2031	91,188
785,000	Lightpath Fiber Issuer LLC(b) Series 2026-1A Class A2 5.60%, 03/25/2056	782,824
708,469	Lunar Structured Aircraft Portfolio Notes(b) Series 2021-1 Class A 2.64%, 10/15/2046	672,832
387,774	MAPS Ltd(b) Series 2021-1A Class A 2.52%, 06/15/2046	372,801
2,250,000	Marathon Ltd(b)(c) Series 2021-16A Class A2R 5.22%, 04/15/2034 3-mo. SOFR + 1.55%	2,232,994
130,000	Mariner Finance Issuance Trust(b) Series 2024-AA Class D 6.77%, 09/22/2036	132,129
	Marlette Funding Trust(b)
	Series 2023-4A Class B
580,000	8.15%, 12/15/2033	596,297
	Series 2024-1A Class B
66,841	6.07%, 07/17/2034	67,047
	Series 2024-1A Class D
555,000	6.93%, 07/17/2034	564,565
525,000	Merchants Fleet Funding LLC(b) Series 2023-1A Class D 8.20%, 05/20/2036	529,134
	Mercury Financial Credit Card Master Trust(b)
	Series 2024-2A Class A
1,075,000	6.56%, 07/20/2029	1,076,759
	Series 2025-1A Class B
435,000	6.16%, 12/22/2031	433,302
	Mission Lane Credit Card Master Trust(b)
	Series 2024-A Class B
620,000	6.59%, 08/15/2029	621,753
	Series 2024-B Class A
695,000	5.88%, 01/15/2030	696,128
	Series 2025-A Class A
595,000	5.80%, 05/15/2030	598,318
79,333	Mosaic Solar Loan Trust(b) Series 2022-3A Class A 6.10%, 06/20/2053	77,484
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	MVW Owner Trust(b)
	Series 2021-1WA Class C
172,966	1.94%, 01/22/2041	$ 167,242
	Series 2021-2A Class C
345,214	2.23%, 05/20/2039	328,444
	Navient Student Loan Trust(b)
	Series 2020-HA Class A
19,508	1.31%, 01/15/2069	18,536
	Series 2021-A Class A
163,944	0.84%, 05/15/2069	150,091
	Series 2021-A Class B
720,000	2.24%, 05/15/2069	582,332
	Series 2021-EA Class B
235,000	2.03%, 12/16/2069	170,208
	Series 2021-FA Class B
505,000	2.12%, 02/18/2070	360,079
	Series 2023-BA Class B
560,000	7.23%, 03/15/2072	603,036
	Nelnet Student Loan Trust(b)
	Series 2021-BA Class B
370,000	2.68%, 04/20/2062	333,226
	Series 2021-DA Class C
195,000	3.50%, 04/20/2062	170,850
	Series 2021-DA Class D
100,000	4.38%, 04/20/2062	87,662
315,000	New Economy Assets Phase 1 Sponsor LLC(b) Series 2021-1 Class A1 1.91%, 10/20/2061	264,405
235,000	NFAS LLC(b) Series 2025-1 Class A 6.35%, 05/15/2031	237,406
1,600,000	OCP Aegis Ltd(b)(c) Series 2024-39A Class B1R 5.07%, 04/16/2038 3-mo. SOFR + 1.40%	1,596,307
375,000	Octane Receivables Trust(b) Series 2025-1A Class D 5.40%, 12/22/2031	373,438
	OneMain Direct Auto Receivables Trust(b)
	Series 2026-1A Class A
2,570,000	4.49%, 12/14/2033	2,550,411
	Series 2026-1A Class B
1,250,000	4.70%, 01/17/2034	1,237,374
	OneMain Financial Issuance Trust(b)
	Series 2021-1A Class D
350,000	2.47%, 06/16/2036	329,266
	Series 2022-S1 Class D
770,000	5.20%, 05/14/2035	771,035
793,056	OWN Equipment Fund I LLC(b) Series 2024-2M Class A 5.70%, 12/20/2032	797,821
451,843	OWN Equipment Fund II LLC(b) Series 2025-1M Class A 5.48%, 09/26/2033	451,183

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
1,090,420	OWN Equipment Fund III LLC(b) Series 2025-2M Class A 5.42%, 03/27/2034	$ 1,086,198
	Palmer Square BDC Ltd(b)(c)
	Series 1A Class A
1,795,000	5.27%, 07/15/2037 3-mo. SOFR + 1.60%	1,795,731
	Series 1A Class B1
1,270,000	5.82%, 07/15/2037 3-mo. SOFR + 2.15%	1,273,043
208,584	PK Alift Loan Funding 3 LP(b) Series 2024-1 Class A1 5.84%, 09/15/2039	212,112
	Planet Fitness Master Issuer LLC(b)
	Series 2019-1A Class A2
553,125	3.86%, 12/05/2049	526,739
	Series 2022-1A Class A2II
96,000	4.01%, 12/05/2051	89,573
	Series 2025-1A Class A2I
500,000	5.27%, 12/06/2055	499,820
	Prestige Auto Receivables Trust(b)
	Series 2022-1A Class D
1,235,000	8.08%, 08/15/2028	1,244,324
	Series 2023-2A Class D
200,000	7.71%, 08/15/2029	202,501
	Progress Residential Trust(b)
	Series 2021-SFR3 Class E1
165,000	2.54%, 05/17/2026	164,340
	Series 2021-SFR3 Class E2
140,000	2.69%, 05/17/2026	139,440
	Series 2021-SFR5 Class E1
230,000	2.21%, 07/17/2038	228,168
	Series 2021-SFR5 Class E2
100,000	2.36%, 07/17/2038	99,212
	Series 2021-SFR7 Class E1
365,000	2.59%, 08/17/2040	340,822
	Series 2021-SFR7 Class E2
100,000	2.64%, 08/17/2040	93,630
	Series 2021-SFR9 Class E1
165,000	2.81%, 11/17/2040	155,902
	Series 2021-SFR9 Class E2
115,000	3.01%, 11/17/2040	108,942
	QTS Issuer ABS II LLC(b)
	Series 2025-1A Class B
465,000	5.78%, 10/05/2055	449,770
	Series 2026-1A Class B
100,000	6.73%, 01/05/2056	98,971
Principal Amount(a)		Fair Value
Non-Agency — (continued)
175,000	Reach Financial LLC(b) Series 2025-1A Class C 5.99%, 08/16/2032	$ 177,077
550,000	Red Oak Funding Master Trust(b)(c) Series 2025-1A Class A 5.67%, 12/20/2030 1-mo. SOFR + 2.00%	551,087
295,000	Regional Management Issuance Trust(b) Series 2025-2 Class D 6.01%, 11/16/2037	290,311
	Republic Finance Issuance Trust(b)
	Series 2024-A Class A
520,000	5.91%, 08/20/2032	521,945
	Series 2024-B Class A
145,000	5.42%, 11/20/2037	146,832
	Series 2024-B Class C
490,000	6.60%, 11/20/2037	498,044
	Santander Drive Auto Receivables Trust
	Series 2023-4 Class B
1,313,636	5.77%, 12/15/2028	1,322,310
	Series 2023-4 Class C
800,000	6.04%, 12/15/2031	816,735
	Series 2025-2 Class C
950,000	5.06%, 05/15/2031	958,211
	Series 2025-3 Class B
250,000	4.49%, 09/15/2031	250,621
	Series 2025-3 Class C
850,000	4.68%, 09/15/2031	851,212
	Series 2025-3 Class D
450,000	5.11%, 09/15/2031	451,040
	SBNA Auto Receivables Trust(b)
	Series 2024-A Class C
100,000	5.59%, 01/15/2030	101,354
	Series 2024-A Class D
100,000	6.04%, 04/15/2030	101,703
	SCF Equipment Leasing LLC(b)
	Series 2024-1A Class C
115,000	5.82%, 09/20/2032	118,604
	Series 2024-1A Class D
110,000	6.58%, 06/21/2033	114,085
935,000	SEB Funding LLC(b) Series 2024-1A Class A2 7.39%, 04/30/2054	951,614
1,810,000	SF ABS Issuer LLC(b) Series 2025-1A Class A2 5.38%, 11/25/2055	1,771,219
950,000	Shentel Issuer LLC(b) Series 2025-1A Class A2 5.64%, 12/20/2055	957,187
176,949	Shenton Aircraft Investment I Ltd(b) Series 2015-1A Class A 4.75%, 10/15/2042	176,949

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Sierra Timeshare Receivables Funding LLC(b)
	Series 2023-2A Class C
60,685	7.30%, 04/20/2040	$ 62,433
	Series 2023-3A Class C
179,132	7.12%, 09/20/2040	183,910
	Series 2025-3A Class C
114,454	4.98%, 08/22/2044	113,345
	SMB Private Education Loan Trust(b)
	Series 2020-A Class A2A
230,075	2.23%, 09/15/2037	223,423
	Series 2021-A Class A2A2
259,923	4.52%, 01/15/2053(c) 1-mo. SOFR + 0.84%	257,769
	Series 2021-B Class B
345,000	2.65%, 07/17/2051	310,673
	Series 2021-D Class B
330,000	2.31%, 03/17/2053	289,340
	Series 2021-E Class B
700,000	2.49%, 02/15/2051	619,826
1,065,000	Sprite Ltd(b) Series 2026-1 Class C 9.41%, 03/15/2041	1,053,831
	Stream Innovations Issuer Trust(b)
	Series 2024-1A Class A
60,705	6.27%, 07/15/2044	62,489
	Series 2024-2A Class A
302,118	5.21%, 02/15/2045	304,050
1,481,250	Subway Funding LLC(b) Series 2024-1A Class A2I 6.03%, 07/30/2054	1,490,809
104,668	Sunnova Helios II Issuer LLC(b) Series 2019-AA Class A 3.75%, 06/20/2046	95,898
301,001	Sunnova Helios V Issuer LLC(b) Series 2021-A Class B 3.15%, 02/20/2048	153,697
1,060,578	Sunnova Helios XIII Issuer LLC(b) Series 2024-A Class A 5.30%, 02/20/2051	909,592
333,461	Sunrun Atlas Issuer LLC(b) Series 2019-2 Class A 3.61%, 02/01/2055	321,691
101,025	Sunrun Demeter Issuer LLC(b) Series 2021-2A Class A 2.27%, 01/30/2057	91,695
243,267	Textainer Marine Containers VII Ltd(b) Series 2021-1A Class A 1.68%, 02/20/2046	228,611
417,412	Thrust Engine Leasing Designated Activity Co(b) Series 2021-1A Class A 4.16%, 07/15/2040	412,833
Principal Amount(a)		Fair Value
Non-Agency — (continued)
1,048,899	TMCL VII Holdings Ltd(b) Series 2025-1H Class A 6.43%, 07/23/2050	$ 1,047,448
	Trafigura Securitisation Finance PLC(b)
	Series 2024-1A Class A1
1,790,000	5.05%, 11/15/2027(c) 1-day. SOFR + 1.40%	1,786,160
	Series 2024-1A Class B
280,000	7.29%, 11/15/2027	280,158
100,000	Tricon American Homes Trust(b) Series 2020-SFR2 Class E1 2.73%, 11/17/2039	95,654
	Tricon Residential Trust(b)
	Series 2021-SFR1 Class E1
200,000	2.79%, 07/17/2038	198,415
	Series 2021-SFR1 Class E2
535,000	2.89%, 07/17/2038	530,585
100,000	Uniti Fiber ABS Issuer LLC(b) Series 2025-1A Class A2 5.88%, 04/20/2055	101,532
100,000	Veros Auto Receivables Trust(b) Series 2026-1 Class D 5.66%, 07/15/2031	99,778
388,895	Vivint Solar Financing V LLC(b) Series 2018-1A Class A 4.73%, 04/30/2048	377,956
364,204	Volofin Finance Designated Activity Co(b) Series 2024-1A Class A 5.94%, 06/15/2037	368,903
100,000	VStrong Auto Receivables Trust(b) Series 2024-A Class D 7.29%, 07/15/2030	104,353
	Westlake Automobile Receivables Trust(b)
	Series 2023-1A Class D
400,000	6.79%, 11/15/2028	406,403
	Series 2023-3A Class C
550,000	6.02%, 09/15/2028	553,089
	Series 2023-4A Class D
1,335,000	7.19%, 07/16/2029	1,371,238
	Series 2024-2A Class D
200,000	5.91%, 04/15/2030	203,992
	Series 2025-1A Class D
400,000	5.54%, 11/15/2030	403,167
	Series 2025-2A Class D
450,000	5.08%, 05/15/2031	449,779
224,488	Willis Engine Structured Trust VI(b) Series 2021-A Class A 3.10%, 05/15/2046	211,432

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
83,732	Willis Engine Structured Trust VII(b) Series 2023-A Class A 8.00%, 10/15/2048	$ 85,658
TOTAL ASSET-BACKED SECURITIES — 10.50% (Cost $141,114,053)		$140,972,824
BANK LOANS
1,205,000	Advanced Drainage Systems Inc(c) 5.30%, 02/11/2033 1-mo. SOFR + 1.64%	1,208,766
1,060,000	Allison Transmission Inc(c) 5.42%, 01/02/2033 1-mo. SOFR + 1.76%	1,062,082
777,557	Amynta Agency Borrower Inc(c) 6.17%, 01/14/2031 1-mo. SOFR + 2.51%	764,921
	Aramark Services Inc(c)
160,000	5.42%,04/06/2028 1-mo. SOFR + 1.76%	160,200
1,401,117	5.43%,06/22/2030 1-mo. SOFR + 1.76%	1,400,680
2,556,960	Ardonagh FinCo Ltd(c) 6.62%, 02/15/2031 3-mo. SOFR + 2.94%	2,498,362
1,683,273	Asplundh Tree Expert LLC(c) 5.42%, 05/23/2031 1-mo. SOFR + 1.75%	1,686,279
51,515	Baldwin Insurance Group Holdings LLC(c) 6.18%, 05/27/2031 1-mo. SOFR + 2.51%	50,614
599,878	Bausch + Lomb Corp(c) 7.42%, 01/15/2031 1-mo. SOFR + 3.76%	600,628
2,450,000	BioMarin Pharmaceutical Inc(c) 5.42%, 01/29/2031 1-mo. SOFR + 1.76%	2,443,875
719,000	CACI International Inc(c) 5.43%, 02/26/2033 1-mo. SOFR + 1.77%	718,551
306,445	Ciena Corp(c) 5.43%, 10/24/2030 1-mo. SOFR + 1.76%	306,368
341,541	Citadel Securities LP(c) 5.68%, 10/31/2031 3-mo. SOFR + 2.00%	341,589
1,107,225	Clean Harbors Inc(c) 5.18%, 09/24/2032 1-mo. SOFR + 1.52%	1,113,223
1,678,863	DaVita Inc(c) 5.42%, 05/09/2031 1-mo. SOFR + 1.75%	1,680,661
2,603,951	Dayforce Inc(c) 6.67%, 02/04/2033 3-mo. SOFR + 2.99%	2,460,083
Principal Amount(a)		Fair Value
Bank Loans — (continued)
866,250	DK Crown Holdings Inc(c) 5.43%, 03/04/2032 1-mo. SOFR + 1.76%	$ 864,781
	First Brands Group LLC(c)
158,412	13.67%,06/29/2026 1-mo. SOFR + 10.01%	34,851
476,563	8.69%,03/30/2027 1-mo. SOFR + 5.03%	1,191
360,000	8.78%,03/30/2027 1-mo. SOFR + 5.11%	900
	Flutter Entertainment PLC(c)
2,185,661	5.42%,11/30/2030 3-mo. SOFR + 1.74%	2,158,340
868,438	5.68%,06/04/2032 3-mo. SOFR + 2.00%	857,853
1,157,005	Hilton Worldwide Finance LLC(c) 5.42%, 11/08/2030 1-mo. SOFR + 1.75%	1,158,331
293,518	Leia FinCo US LLC(c) 6.90%, 10/09/2031 3-mo. SOFR + 3.22%	280,204
98,503	Light & Wonder International Inc(c) 5.68%, 04/16/2029 1-mo. SOFR + 2.01%	97,826
1,218,616	Novelis Holdings Inc(c) 5.41%, 02/20/2032 3-mo. SOFR + 1.73%	1,218,006
3,421,104	NRG Energy Inc(c) 5.43%, 04/16/2031 3-mo. SOFR + 1.75%	3,423,438
1,445,000	Oak-Eagle AcquireCo Inc(c) 7.18%, 03/24/2033 1-mo. SOFR + 3.51%	1,435,518
1,368,575	OpenText Corp(c) 5.41%, 01/31/2030 1-mo. SOFR + 1.75%	1,337,568
823,617	PetSmart LLC(c) 7.68%, 08/18/2032 1-mo. SOFR + 4.01%	817,697
	Resideo Funding Inc(c)
282,775	5.42%,02/11/2028 1-mo. SOFR + 1.76%	281,715
251,774	5.42%,06/13/2031 6-mo. SOFR + 1.72%	250,358
217,250	Ryan Specialty Group LLC(c) 6.17%, 09/15/2031 1-mo. SOFR + 2.51%	216,707
726,094	SBA Senior Finance II LLC(c) 5.43%, 01/25/2031 1-mo. SOFR + 1.76%	728,212
1,270,000	Solstice Advanced Materials Inc(c) 5.42%, 10/29/2032 3-mo. SOFR + 1.74%	1,275,159
247,505	Terex Corp(c) 5.40%, 10/08/2031 1-mo. SOFR + 1.73%	247,543
3,153,298	Trans Union LLC(c) 5.42%, 06/24/2031 1-mo. SOFR + 1.76%	3,132,013

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
290,000	TransDigm Inc(c) 6.17%, 02/10/2033 1-mo. SOFR + 2.50%	$ 290,000
430,167	Truist Insurance Holdings LLC(c) 6.42%, 05/06/2031 3-mo. SOFR + 2.74%	422,962
272,911	United Rentals Inc(c) 5.17%, 02/14/2031 1-mo. SOFR + 1.51%	273,798
1,694,813	Wyndham Hotels & Resorts Inc(c) 5.42%, 05/24/2030 1-mo. SOFR + 1.76%	1,698,141
TOTAL BANK LOANS — 3.05% (Cost $41,802,057)		$40,999,994
CORPORATE BONDS AND NOTES
Basic Materials — 1.41%
337,000	Anglo American Capital PLC(b) 5.25%, 03/19/2036	329,512
669,000	Ashland Inc(b) 3.38%, 09/01/2031	600,721
17,000	Carpenter Technology Corp(b) 5.63%, 03/01/2034	16,843
180,000	Chemours Co(b) 5.75%, 11/15/2028	178,222
	Commercial Metals Co(b)
477,000	5.75%, 11/15/2033	471,985
668,000	6.00%, 12/15/2035	658,545
18,000	Fortescue Treasury Pty Ltd(b) 4.38%, 04/01/2031	17,007
	Glencore Funding LLC(b)
3,150,000	6.38%, 10/06/2030	3,341,623
2,010,000	2.85%, 04/27/2031	1,829,451
300,000	2.63%, 09/23/2031	267,348
3,075,000	5.70%, 05/08/2033	3,169,305
5,550,000	6.50%, 10/06/2033	6,005,568
	Mineral Resources Ltd(b)
39,000	8.00%, 11/01/2027	39,498
112,000	9.25%, 10/01/2028	116,046
771,000	Solstice Advanced Materials Inc(b) 5.63%, 09/30/2033	760,239
	Steel Dynamics Inc
320,000	5.38%, 08/15/2034	322,921
810,000	5.25%, 05/15/2035	810,347
		18,935,181
Communications — 4.05%
1,619,000	Alphabet Inc 4.80%, 02/15/2036	1,612,065
1,030,000	Amazon.com Inc 4.88%, 03/13/2036	1,020,613
	AppLovin Corp
700,000	5.13%, 12/01/2029	704,062
Principal Amount(a)		Fair Value
Communications — (continued)
460,000	5.38%, 12/01/2031	$ 464,513
2,075,000	5.50%, 12/01/2034	2,057,821
	AT&T Inc
1,875,000	5.38%, 08/15/2035	1,899,350
267,000	5.13%, 04/30/2036	263,796
5,045,000	Beignet Investor LLC(b) 6.58%, 05/30/2049	5,187,048
358,000	Black Pearl Compute LLC(b) 6.13%, 02/15/2031	364,371
35,000	CCO Holdings LLC / CCO Holdings Capital Corp(b) 5.00%, 02/01/2028	34,713
	Charter Communications Operating LLC / Charter Communications Operating Capital
375,000	6.65%, 02/01/2034	391,176
740,000	6.55%, 06/01/2034	768,234
320,000	6.38%, 10/23/2035	324,955
870,000	3.95%, 06/30/2062	511,177
294,000	Cipher Compute LLC(b) 7.13%, 11/15/2030	304,593
	CSC Holdings LLC(b)
1,002,000	5.38%, 02/01/2028	741,030
403,000	11.25%, 05/15/2028	329,309
200,000	5.75%, 01/15/2030	75,916
600,000	4.13%, 12/01/2030	360,053
7,410,000	4.63%, 12/01/2030	2,614,747
1,640,000	3.38%, 02/15/2031	963,414
400,000	4.50%, 11/15/2031	237,163
1,194,000	DirecTV Financing LLC 8.88%, 02/01/2030(b)	1,190,532
980,000	DirecTV Financing LLC / DirecTV Financing Co-Obligor Inc(b) 10.00%, 02/15/2031	1,000,413
	Discovery Communications LLC
88,000	3.63%, 05/15/2030	81,816
350,000	6.35%, 06/01/2040	256,487
	DISH DBS Corp(b)
2,885,000	5.25%, 12/01/2026	2,860,256
1,625,000	5.75%, 12/01/2028	1,571,688
9,747,212	EchoStar Corp 10.75%, 11/30/2029	10,529,434
2,885,000	Expedia Group Inc 5.40%, 02/15/2035	2,862,111
779,000	Flash Compute LLC(b) 7.25%, 12/31/2030	784,290
610,000	Go Daddy Operating Co LLC / GD Finance Co Inc(b) 5.25%, 12/01/2027	607,514
2,207,000	Meta Platforms Inc 5.63%, 11/15/2055	2,068,820
	Motorola Solutions Inc
1,114,000	5.40%, 04/15/2034	1,127,360
808,000	5.55%, 08/15/2035	826,092
	Paramount Global
644,000	7.88%, 07/30/2030	672,288
724,000	4.95%, 01/15/2031	670,651

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
379,000	4.20%, 05/19/2032	$ 324,907
1,410,000	Sprint Capital Corp 8.75%, 03/15/2032	1,676,589
260,000	Time Warner Cable LLC 6.55%, 05/01/2037	262,131
	T-Mobile USA Inc
810,000	2.70%, 03/15/2032	720,539
1,105,000	5.75%, 01/15/2034	1,152,302
170,000	4.70%, 01/15/2035	164,422
	Uber Technologies Inc
295,000	4.80%, 09/15/2034	288,807
405,000	4.80%, 09/15/2035	392,993
976,000	WULF Compute LLC(b) 7.75%, 10/15/2030	1,031,320
		54,353,881
Consumer, Cyclical — 2.84%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(b)
65,000	3.88%, 01/15/2028	63,536
260,000	3.50%, 02/15/2029	248,216
241,000	5.63%, 09/15/2029	241,525
2,170,000	4.00%, 10/15/2030	2,039,638
705,000	Allison Transmission Inc(b) 3.75%, 01/30/2031	656,236
	American Airlines Pass Through Trust
	Series 2019-1 Class A
10,672	3.85%, 02/15/2028	10,334
	Series 2016-3 Class A
108,900	3.25%, 10/15/2028	103,659
	Series 2017-2 Class A
2,970	3.60%, 10/15/2029	2,829
1,819	British Airways Pass Through Trust(b) Series 2019-1 Class A 3.35%, 06/15/2029	1,747
	Carnival Corp(b)
220,000	4.00%, 08/01/2028	214,825
1,665,000	5.75%, 03/15/2030	1,678,207
1,550,000	5.75%, 08/01/2032	1,549,496
1,770,000	6.13%, 02/15/2033	1,787,744
315,000	Choice Hotels International Inc 5.85%, 08/01/2034	317,685
500,000	DR Horton Inc 5.50%, 10/15/2035	507,363
1,530,000	Global Auto Holdings Ltd / AAG FH UK Ltd(b) 11.50%, 08/15/2029	1,522,217
	Hilton Domestic Operating Co Inc(b)
865,000	4.00%, 05/01/2031	811,070
124,000	3.63%, 02/15/2032	112,675
13,000	6.13%, 04/01/2032	13,195
495,000	5.50%, 03/31/2034	483,604
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc(b)
150,000	4.88%, 07/01/2031	$ 135,353
357,000	6.63%, 01/15/2032	352,613
637,000	Kingpin Intermediate Holdings LLC(b)(f) 7.25%, 10/15/2032	562,837
35,000	Light & Wonder International Inc(b) 7.25%, 11/15/2029	35,679
	Marriott International Inc
1,025,000	5.30%, 05/15/2034	1,034,532
1,390,000	5.50%, 04/15/2037	1,383,916
73,000	5.10%, 05/01/2038	69,400
	Marriott Ownership Resorts Inc
18,000	4.75%, 01/15/2028	17,717
252,000	4.50%, 06/15/2029(b)	238,931
2,380,000	Meritage Homes Corp 5.65%, 03/15/2035	2,377,405
6,000	Murphy Oil USA Inc(b) 3.75%, 02/15/2031	5,575
570,000	NCL Corp Ltd(b) 6.75%, 02/01/2032	565,675
195,000	NCL Finance Ltd(b) 6.13%, 03/15/2028	196,676
	Royal Caribbean Cruises Ltd
1,840,000	5.50%, 04/01/2028(b)	1,860,800
1,515,000	5.63%, 09/30/2031(b)	1,529,934
490,000	6.25%, 03/15/2032(b)	500,968
1,900,000	6.00%, 02/01/2033(b)	1,918,983
1,344,000	4.75%, 05/15/2033	1,297,713
1,054,000	5.38%, 01/15/2036	1,035,499
1,007,000	5.25%, 02/27/2038	957,974
	Taylor Morrison Communities Inc(b)
17,000	5.13%, 08/01/2030	16,806
1,066,000	5.75%, 11/15/2032	1,066,933
	Travel + Leisure Co
210,000	4.50%, 12/01/2029(b)	200,810
755,000	4.63%, 03/01/2030(b)	720,337
645,000	4.63%, 03/01/2030	615,388
2,071,679	United Airlines Pass Through Trust Series 2023-1 Class A 5.80%, 01/15/2036	2,132,336
17,000	Viking Cruises Ltd(b) 5.88%, 10/15/2033	16,784
1,835,000	Warnermedia Holdings Inc 4.28%, 03/15/2032	1,623,975
	Yum! Brands Inc
1,119,000	3.63%, 03/15/2031	1,033,703
413,000	4.63%, 01/31/2032	394,385
	ZF North America Capital Inc(b)
465,000	6.88%, 04/14/2028	471,651
675,000	6.75%, 04/23/2030	652,983

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
760,000	6.88%, 04/23/2032	$ 722,078
		38,112,150
Consumer, Non-Cyclical — 2.72%
	Ashtead Capital Inc(b)
2,210,000	5.95%, 10/15/2033	2,274,249
285,000	5.80%, 04/15/2034	290,555
	Avantor Funding Inc(b)
400,000	4.63%, 07/15/2028	390,405
18,000	3.88%, 11/01/2029	16,888
25,000	Bausch + Lomb Corp(b) 8.38%, 10/01/2028	25,813
1,185,000	Bausch Health Cos Inc(b) 4.88%, 06/01/2028	1,085,116
	Block Inc
530,000	3.50%, 06/01/2031(f)	481,953
17,000	6.50%, 05/15/2032	17,155
	CVS Pass Through Trust(b)
	Series 2013
625,826	4.70%, 01/10/2036	590,572
	Series 2014
219,903	4.16%, 08/11/2036	205,674
695,000	Elevance Health Inc 5.20%, 02/15/2035	693,859
	HCA Inc
1,685,000	5.50%, 06/01/2033	1,718,603
2,025,000	5.60%, 04/01/2034	2,068,016
385,000	5.45%, 09/15/2034	388,603
50,000	4.90%, 11/15/2035	48,341
735,000	5.13%, 06/15/2039	692,680
435,000	Hologic Inc(b) 3.25%, 02/15/2029	434,244
	JBS NV / JBS USA Foods Group Holdings Inc / JBS USA Food Co Holdings
2,075,000	3.75%, 12/01/2031	1,937,780
330,000	6.75%, 03/15/2034	362,950
705,000	5.95%, 04/20/2035	731,835
260,000	5.50%, 01/15/2036	260,120
616,000	5.63%, 03/10/2037(b)	615,014
	Lamb Weston Holdings Inc(b)
9,000	4.13%, 01/31/2030	8,568
9,000	4.38%, 01/31/2032	8,361
885,000	Medline Borrower LP / Medline Co-Issuer Inc(b) 6.25%, 04/01/2029	901,800
	Molina Healthcare Inc(b)
275,000	4.38%, 06/15/2028	265,915
10,000	3.88%, 11/15/2030	8,940
1,123,000	6.50%, 02/15/2031	1,104,027
1,340,000	3.88%, 05/15/2032	1,163,953
9,000	6.25%, 01/15/2033(f)	8,726
9,000	Performance Food Group Inc(b) 4.25%, 08/01/2029	8,645
	Pilgrim's Pride Corp
1,954,000	3.50%, 03/01/2032	1,773,732
1,133,000	6.88%, 05/15/2034	1,223,145
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
	Post Holdings Inc(b)
13,000	4.63%, 04/15/2030	$ 12,480
460,000	4.50%, 09/15/2031	427,713
12,000	Radiology Partners Inc(b) 8.50%, 07/15/2032	12,166
286,000	Teva Pharmaceutical Finance Co LLC 6.15%, 02/01/2036	294,670
	Teva Pharmaceutical Finance Netherlands II BV
1,235,000	EUR, 7.38%, 09/15/2029	1,552,429
1,045,000	EUR, 7.88%, 09/15/2031	1,401,860
	Teva Pharmaceutical Finance Netherlands III BV
269,000	3.15%, 10/01/2026	266,326
275,000	5.13%, 05/09/2029(f)	274,113
1,270,000	7.88%, 09/15/2029	1,359,966
915,000	8.13%, 09/15/2031	1,022,897
200,000	6.00%, 12/01/2032	205,268
5,792,000	4.10%, 10/01/2046	4,293,500
220,000	Teva Pharmaceutical Finance Netherlands IV BV 5.75%, 12/01/2030	222,792
	TriNet Group Inc(b)
314,000	3.50%, 03/01/2029	284,636
8,000	7.13%, 08/15/2031	7,763
	United Rentals North America Inc
14,000	3.88%, 02/15/2031	13,161
14,000	3.75%, 01/15/2032	12,831
1,722,000	5.38%, 11/15/2033(b)	1,674,438
1,405,000	6.13%, 03/15/2034(b)	1,422,685
		36,567,931
Energy — 3.42%
	Aker BP ASA(b)
1,010,000	4.00%, 01/15/2031	968,880
785,000	5.13%, 10/01/2034	768,227
3,400,000	Canadian Natural Resources Ltd 5.40%, 12/15/2034	3,439,416
376,000	Cenovus Energy Inc 5.40%, 03/20/2036	374,060
	Cheniere Energy Partners LP
2,115,000	4.00%, 03/01/2031	2,030,240
1,500,000	5.95%, 06/30/2033	1,572,466
	Chord Energy Corp(b)
1,008,000	6.00%, 10/01/2030	1,021,376
89,000	6.75%, 03/15/2033	91,887
	Continental Resources Inc(b)
6,920,000	5.75%, 01/15/2031	7,052,591
1,845,000	2.88%, 04/01/2032	1,616,024
9,000	Crescent Energy Finance LLC(b) 7.38%, 01/15/2033	8,998

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
	Energean Israel Finance Ltd(b)
825,000	5.38%, 03/30/2028	$ 792,053
625,000	5.88%, 03/30/2031	580,565
	Energy Transfer LP
930,000	6.55%, 12/01/2033	1,004,085
2,530,000	5.60%, 09/01/2034	2,578,487
685,000	5.70%, 04/01/2035	703,516
16,000	8.00%, 05/15/2054	16,758
1,714,000	Helmerich & Payne Inc 5.50%, 12/01/2034	1,684,967
265,000	Hess Midstream Operations LP(b) 4.25%, 02/15/2030	254,648
20,000	Leviathan Bond Ltd(b) 6.50%, 06/30/2027	19,963
49,000	Matador Resources Co(b) 6.50%, 04/15/2032	49,534
8,000	Oceaneering International Inc 6.00%, 02/01/2028	8,033
	ONEOK Inc
185,000	6.50%, 09/01/2030(b)	195,826
445,000	5.45%, 06/01/2047	401,262
115,000	Plains All American Pipeline LP / PAA Finance Corp 4.30%, 01/31/2043	93,230
	SM Energy Co(b)
295,000	8.38%, 07/01/2028	303,119
711,000	6.75%, 08/01/2029	721,770
402,000	8.63%, 11/01/2030	424,145
12,000	8.75%, 07/01/2031	12,544
6,000	7.00%, 08/01/2032	6,127
	Sunoco LP(b)
201,000	5.63%, 03/15/2031	200,078
53,000	5.38%, 07/15/2031	52,574
	Targa Resources Corp
230,000	6.13%, 03/15/2033	243,243
315,000	5.50%, 02/15/2035	317,802
2,790,000	5.55%, 08/15/2035	2,813,850
286,000	Var Energi ASA(b) 8.00%, 11/15/2032	325,287
17,000	Venture Global LNG Inc(b)(g) 9.00%, Perpetual	16,933
	Venture Global Plaquemines LNG LLC(b)
1,279,000	6.13%, 12/15/2030	1,315,357
1,627,000	7.50%, 05/01/2033	1,788,405
1,664,000	6.50%, 01/15/2034	1,734,627
649,000	6.50%, 06/15/2034	675,578
980,000	7.75%, 05/01/2035	1,098,363
145,000	6.75%, 01/15/2036	153,577
2,411,000	Viper Energy Partners LLC 5.70%, 08/01/2035	2,429,830
13,000	Weatherford International Ltd(b) 6.75%, 10/15/2033	13,283
Principal Amount(a)		Fair Value
Energy — (continued)
	Western Midstream Operating LP
995,000	6.15%, 04/01/2033	$ 1,038,461
226,000	5.50%, 12/15/2035	222,256
125,000	5.45%, 04/01/2044	111,199
850,000	5.30%, 03/01/2048	718,454
95,000	5.50%, 08/15/2048	82,087
335,000	5.25%, 02/01/2050	282,545
	Whistler Pipeline LLC(b)
365,000	5.70%, 09/30/2031(f)	374,921
405,000	5.95%, 09/30/2034	414,964
680,000	Williams Cos Inc 5.15%, 03/15/2034	680,873
		45,899,344
Financial — 6.11%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,285,000	6.15%, 09/30/2030	1,350,389
2,835,000	3.30%, 01/30/2032	2,574,820
1,470,000	3.40%, 10/29/2033	1,300,583
1,640,000	4.95%, 09/10/2034	1,593,953
640,000	Air Lease Corp(g) 4.65%, Perpetual	635,934
	Aircastle Ltd
20,000	4.25%, 06/15/2026	19,975
1,905,000	6.50%, 07/18/2028(b)	1,975,023
	Aircastle Ltd / Aircastle Ireland Designated Activity Co(b)
335,000	5.25%, 03/15/2030	337,756
450,000	5.75%, 10/01/2031	460,763
	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer(b)
218,000	6.75%, 04/15/2028	219,188
223,000	7.00%, 01/15/2031	224,898
665,000	6.50%, 10/01/2031	652,995
13,000	AmWINS Group Inc(b) 6.38%, 02/15/2029	13,075
	Antares Holdings LP(b)
260,000	3.95%, 07/15/2026	259,101
1,385,000	2.75%, 01/15/2027	1,356,055
2,160,000	3.75%, 07/15/2027	2,099,181
795,000	7.95%, 08/11/2028	824,321
17,000	APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Investor 2 LLC(b) 7.88%, 11/01/2029	15,373
200,000	Ardonagh FinCo Ltd(b) 7.75%, 02/15/2031	202,343
	Arthur J Gallagher & Co
140,000	5.00%, 02/15/2032	140,333
495,000	5.45%, 07/15/2034	502,810
590,000	5.15%, 02/15/2035	585,220
230,000	Athene Global Funding(b) 2.55%, 11/19/2030	203,815

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
	Aviation Capital Group LLC(b)
885,000	6.25%, 04/15/2028	$ 909,677
635,000	6.75%, 10/25/2028	664,434
62,000	4.25%, 04/30/2029	61,096
945,000	6.38%, 07/15/2030	994,651
850,000	4.80%, 10/24/2030	840,183
82,000	4.88%, 01/28/2033	79,131
	Avolon Holdings Funding Ltd(b)
485,000	5.38%, 05/30/2030	490,288
601,000	4.70%, 01/30/2031	588,917
576,000	4.85%, 04/01/2033	551,788
	Azorra Finance Ltd(b)
8,000	7.75%, 04/15/2030	8,240
8,000	7.25%, 01/15/2031	8,078
21,000	Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance(b) 7.13%, 05/15/2031	21,106
805,000	BGC Group Inc 6.15%, 04/02/2030	818,760
1,847,000	Blue Owl Finance LLC 6.25%, 04/18/2034	1,775,672
315,000	Brookfield Asset Management Ltd 5.80%, 04/24/2035	320,959
280,000	Brown & Brown Inc 5.55%, 06/23/2035	279,628
465,000	CaixaBank SA(b) 5.58%, 07/03/2036	467,646
740,000	Capital One Financial Corp 5.20%, 09/11/2036	717,378
	Central China Real Estate Ltd(h)
615,000	7.25%, 07/16/2024	6,150
200,000	7.25%, 08/13/2024	2,000
190,000	7.25%, 04/28/2025	1,900
205,000	7.50%, 07/14/2025	2,050
	Citadel LP(b)
345,000	6.00%, 01/23/2030	355,160
260,000	6.38%, 01/23/2032	269,475
145,000	COPT Defense Properties LP REIT 2.75%, 04/15/2031	131,287
201,848	Country Garden Holdings Co Ltd(i) 5.00%, 12/31/2032 PIK rate, 5.00%	27,494
395,000	EPR Properties REIT 3.60%, 11/15/2031	358,513
	Freedom Mortgage Holdings LLC(b)
16,000	9.25%, 02/01/2029	16,217
189,000	9.13%, 05/15/2031	192,119
104,000	8.38%, 04/01/2032	102,304
625,000	7.88%, 04/01/2033	585,983
17,000	GGAM Finance Ltd(b) 5.88%, 03/15/2030	16,938
675,000	Global Atlantic Fin Co(b) 3.13%, 06/15/2031	591,236
Principal Amount(a)		Fair Value
Financial — (continued)
620,000	GLP Capital LP / GLP Financing II Inc REIT 3.25%, 01/15/2032	$ 552,713
	Goldman Sachs Group Inc
1,095,000	5.07%, 01/21/2037	1,070,551
2,289,000	5.39%, 02/02/2041	2,211,519
1,975,000	Host Hotels & Resorts LP REIT 5.50%, 04/15/2035	1,959,471
665,000	ING Groep NV 6.11%, 09/11/2034	701,400
400,000	Invitation Homes Operating Partnership LP REIT 4.88%, 02/01/2035	381,715
	Iron Mountain Inc REIT(b)
12,000	7.00%, 02/15/2029	12,231
1,358,000	5.25%, 07/15/2030	1,319,375
	Jane Street Group / JSG Finance Inc(b)
12,000	7.13%, 04/30/2031	12,335
12,000	6.75%, 05/01/2033	12,175
	Jefferies Financial Group Inc
1,445,000	5.88%, 07/21/2028	1,475,445
1,635,000	6.20%, 04/14/2034	1,667,392
	JPMorgan Chase & Co
2,450,000	6.50%, Perpetual(g)	2,514,031
725,000	4.90%, 01/22/2037	709,420
	Kaisa Group Holdings Ltd(b)(i)
213,621	7.72%, 12/28/2027 PIK rate, 7.72%	4,272
312,292	6.25%, 12/28/2028 PIK rate, 0.00%	6,246
522,803	6.50%, 12/28/2029 PIK rate, 6.50%	9,149
630,140	6.75%, 12/28/2030 PIK rate, 6.75%	9,452
949,378	7.00%, 12/28/2031 PIK rate, 7.00%	16,614
893,448	7.25%, 12/28/2032 PIK rate, 7.25%	11,168
	Logan Group Co Ltd(h)
605,000	4.25%, 07/12/2025	60,500
405,000	4.85%, 12/14/2026	40,500
	Macquarie Airfinance Holdings Ltd(b)
562,000	5.20%, 03/27/2028	564,026
130,000	6.40%, 03/26/2029	134,696
250,000	5.15%, 03/17/2030	248,721
275,000	6.50%, 03/26/2031	287,964
1,845,000	Marsh & McLennan Cos Inc 5.00%, 03/15/2035	1,837,237
	Morgan Stanley
445,000	5.42%, 07/21/2034	451,523
1,422,000	6.63%, 11/01/2034	1,547,321
310,000	5.47%, 01/18/2035	315,123
1,345,000	5.83%, 04/19/2035	1,396,363
3,145,000	2.48%, 09/16/2036	2,705,919
3,225,000	5.95%, 01/19/2038	3,303,727
1,933,000	5.31%, 01/18/2041	1,865,968

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
665,000	Navient Corp 5.00%, 03/15/2027	$ 650,014
775,000	Osaic Holdings Inc(b) 6.75%, 08/01/2032	775,097
16,000	Panther Escrow Issuer LLC(b) 7.13%, 06/01/2031	16,054
	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc
365,000	2.88%, 10/15/2026(b)	361,052
220,000	3.63%, 03/01/2029(b)	208,338
220,000	3.63%, 03/01/2029	208,338
3,610,000	3.88%, 03/01/2031(b)	3,331,229
3,115,000	4.00%, 10/15/2033(b)	2,792,183
34,000	Ryan Specialty LLC(b) 5.88%, 08/01/2032	33,604
21,722	Shimao Group Holdings Ltd(b)(h)(i) 5.95%, 07/21/2031 PIK rate, 6.00%	706
186,817	Sino-Ocean Group Holding Ltd(b) 3.00%, 03/27/2033	9,677
1,715,000	Societe Generale SA(b) 5.44%, 10/03/2036	1,677,940
1,755,000	Stewart Information Services Corp 3.60%, 11/15/2031	1,551,548
	Synchrony Financial
1,035,000	5.94%, 08/02/2030	1,051,606
420,000	5.45%, 03/06/2031	419,652
94,000	4.95%, 02/25/2032	91,227
12,000	7.25%, 02/02/2033	12,257
253,000	6.00%, 07/29/2036	249,540
788,000	Takeoff Merger Sub Inc(b) 4.85%, 03/24/2031	778,146
	Times China Holdings Ltd(b)(h)(i)
87,248	4.00%, 03/30/2029 PIK rate, 4.00%	2,799
325,467	4.20%, 09/30/2032 PIK rate, 4.20%	8,485
	UBS Group AG(b)
1,145,000	6.60%, Perpetual(g)	1,117,559
250,000	3.87%, 01/12/2029	247,121
1,760,000	5.70%, 02/08/2035	1,804,206
	UniCredit SpA(b)
1,000,000	3.13%, 06/03/2032	918,806
770,000	5.86%, 06/19/2032	774,758
600,000	5.46%, 06/30/2035	598,919
	Wells Fargo & Co
2,005,000	4.89%, 09/15/2036	1,950,677
970,000	4.96%, 01/23/2037	944,918
206,000	Willis North America Inc 5.15%, 03/15/2036	200,612
	Yuzhou Group Holdings Co Ltd(i)
125,052	7.00%, 06/30/2027 PIK rate, 7.00%	9,692
104,995	4.00%, 06/30/2028 PIK rate, 4.00%	3,412
Principal Amount(a)		Fair Value
Financial — (continued)
183,281	4.50%, 06/30/2029 PIK rate, 4.50%	$ 5,498
245,232	5.00%, 06/30/2030 PIK rate, 5.00%	6,744
344,851	5.50%, 06/30/2031 PIK rate, 5.50%	8,621
117,039	1.00%, 06/30/2034 PIK rate, 1.00%	293
		82,041,952
Industrial — 3.44%
540,000	Amrize Finance US LLC 5.40%, 04/07/2035	549,120
24,000	Arcosa Inc(b) 6.88%, 08/15/2032	24,591
	Axon Enterprise Inc(b)
268,000	6.13%, 03/15/2030	272,434
137,000	6.25%, 03/15/2033	139,842
945,000	BAE Systems PLC(b) 5.30%, 03/26/2034	967,877
2,632,000	Ball Corp 5.50%, 09/15/2033	2,633,511
	Boeing Co
2,020,000	5.15%, 05/01/2030	2,053,815
515,000	6.39%, 05/01/2031	549,166
495,000	6.53%, 05/01/2034	539,225
1,810,000	5.71%, 05/01/2040	1,812,846
4,957,000	5.81%, 05/01/2050	4,792,063
1,523,000	6.86%, 05/01/2054	1,676,175
115,000	5.93%, 05/01/2060	110,387
685,000	7.01%, 05/01/2064	757,281
	Cemex SAB de CV(b)
1,645,000	5.13%, Perpetual(g)	1,638,158
370,000	7.20%, Perpetual(g)	374,625
2,980,000	3.88%, 07/11/2031	2,781,745
	Clean Harbors Inc(b)
6,000	6.38%, 02/01/2031	6,093
6,000	5.75%, 10/15/2033	5,985
2,015,000	CRH America Finance Inc 5.00%, 02/09/2036	1,978,163
1,561,000	Eagle Materials Inc 5.00%, 03/15/2036	1,494,667
	Entegris Inc(b)
2,315,000	4.75%, 04/15/2029	2,288,450
9,000	3.63%, 05/01/2029	8,554
8,000	5.95%, 06/15/2030	8,050
	Esab Corp(b)
13,000	6.25%, 04/15/2029	13,194
482,000	5.63%, 04/01/2031	485,379
574,000	GFL Environmental Holdings US Inc(b) 5.50%, 02/01/2034	562,977
	GFL Environmental Inc(b)
478,000	4.38%, 08/15/2029	465,057
12,000	6.75%, 01/15/2031	12,418
299,000	Honeywell Aerospace Inc(b) 4.95%, 03/16/2036	296,669
35,000	Imola Merger Corp(b) 4.75%, 05/15/2029	34,018

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
743,000	Jacobs Solutions Inc 5.38%, 03/03/2036	$ 724,609
	JH North America Holdings Inc(b)
854,000	5.88%, 01/31/2031	846,904
1,220,000	6.13%, 07/31/2032	1,215,138
	L3Harris Technologies Inc
1,160,000	5.40%, 07/31/2033	1,190,152
1,461,000	5.35%, 06/01/2034	1,485,019
410,000	Nordson Corp 5.80%, 09/15/2033	426,167
2,765,000	Owens Corning 5.70%, 06/15/2034	2,858,290
2,145,000	Quikrete Holdings Inc(b) 6.38%, 03/01/2032	2,175,036
	Sensata Technologies Inc(b)
34,000	4.38%, 02/15/2030	32,515
1,064,000	3.75%, 02/15/2031	986,881
404,000	SMBC Aviation Capital Finance Designated Activity Co(b) 5.10%, 04/01/2030	407,292
	TD SYNNEX Corp
1,325,000	6.10%, 04/12/2034	1,366,659
1,070,000	5.30%, 10/10/2035	1,036,642
	TopBuild Corp(b)
390,000	4.13%, 02/15/2032	359,417
17,000	5.63%, 01/31/2034	16,639
	TransDigm Inc(b)
12,000	6.88%, 12/15/2030	12,296
13,000	6.00%, 01/15/2033	12,993
1,655,000	Trimble Inc 6.10%, 03/15/2033	1,731,629
		46,216,813
Technology — 2.55%
	Broadcom Inc
975,000	3.42%, 04/15/2033	891,563
2,130,000	3.47%, 04/15/2034	1,917,933
1,800,000	3.14%, 11/15/2035(b)	1,529,255
1,070,000	3.19%, 11/15/2036(b)	894,155
	CDW LLC / CDW Finance Corp
1,875,000	3.57%, 12/01/2031	1,713,908
1,735,000	5.55%, 08/22/2034	1,705,019
1,310,000	Dell International LLC / EMC Corp 5.10%, 02/15/2036	1,280,923
1,790,000	Fair Isaac Corp(b) 6.00%, 05/15/2033	1,756,386
	Leidos Inc
562,000	5.40%, 03/15/2032	572,875
2,553,000	5.75%, 03/15/2033	2,646,530
415,000	5.50%, 03/15/2035	421,735
2,116,000	5.00%, 03/15/2036	2,045,764
940,000	MSCI Inc 5.25%, 09/01/2035	920,783
	NetApp Inc
680,000	5.50%, 03/17/2032	695,757
Principal Amount(a)		Fair Value
Technology — (continued)
620,000	5.70%, 03/17/2035	$ 631,619
373,000	OAK-Eagle Acquireco Inc(b) 7.25%, 07/01/2033	386,463
	Open Text Corp(b)
306,000	6.90%, 12/01/2027	314,072
917,000	3.88%, 02/15/2028	882,946
21,000	3.88%, 12/01/2029	18,767
263,000	Open Text Holdings Inc(b) 4.13%, 02/15/2030	234,998
	Oracle Corp
3,353,000	5.20%, 09/26/2035	3,145,097
582,000	5.70%, 02/04/2036	559,586
54,000	3.95%, 03/25/2051	34,217
108,000	6.00%, 08/03/2055	90,545
1,375,000	5.95%, 09/26/2055	1,156,747
1,571,000	6.70%, 02/04/2056	1,458,051
1,364,000	6.85%, 02/04/2066	1,253,955
500,000	Paychex Inc 5.60%, 04/15/2035	502,160
2,570,000	Salesforce Inc 5.55%, 03/15/2036	2,562,006
	Science Applications International Corp(b)
9,000	4.88%, 04/01/2028	8,857
9,000	5.88%, 11/01/2033	8,783
	Seagate Data Storage Technology Pte Ltd(b)
125,000	4.09%, 06/01/2029	120,981
6,000	8.25%, 12/15/2029	6,301
7,000	5.88%, 07/15/2030	7,115
91,800	9.63%, 12/01/2032	102,027
7,000	5.75%, 12/01/2034	6,974
	Synopsys Inc
865,000	5.15%, 04/01/2035	866,654
1,015,000	5.70%, 04/01/2055	970,424
16,000	Zebra Technologies Corp(b) 6.50%, 06/01/2032	16,109
		34,338,040
Utilities — 0.29%
1,120,000	Duke Energy Corp 5.45%, 06/15/2034	1,144,797
395,000	NRG Energy Inc(b) 4.45%, 06/15/2029	390,124
550,000	Southern Co Gas Capital Corp 5.75%, 09/15/2033	571,587
340,000	Southern Power Co 4.90%, 10/01/2035	328,813
	Vistra Operations Co LLC(b)
379,000	4.70%, 01/31/2031	372,898
280,000	5.70%, 12/30/2034	281,683
245,000	5.25%, 10/15/2035	237,925
538,000	5.35%, 01/31/2036	526,268

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Utilities — (continued)
17,000	VoltaGrid LLC(b) 7.38%, 11/01/2030	$ 17,558
		3,871,653
TOTAL CORPORATE BONDS AND NOTES — 26.83% (Cost $368,964,851)		$360,336,945
CONVERTIBLE BONDS
Basic Materials — 0.02%
185,000	B2Gold Corp(b) 2.75%, 02/01/2030	298,497
Communications — 0.23%
366,000	DoorDash Inc(b)(j) 2.37%, 05/15/2030	333,426
525,951	EchoStar Corp(i) 3.88%, 11/30/2030 PIK rate, 0.00%	1,878,750
86,000	InterDigital Inc 3.50%, 06/01/2027	335,615
284,000	Lyft Inc(b)(j) 1.42%, 09/15/2030	267,080
275,000	Uber Technologies Inc 0.88%, 12/01/2028	330,688
		3,145,559
Consumer, Cyclical — 0.06%
292,000	Burlington Stores Inc 1.25%, 12/15/2027	481,800
93,000	Freshpet Inc 3.00%, 04/01/2028	106,801
261,000	NCL Corp Ltd(b) 0.88%, 04/15/2030	270,860
		859,461
Consumer, Non-Cyclical — 0.08%
264,000	Arrowhead Pharmaceuticals Inc(j) (0.59%), 01/15/2032	273,134
204,000	Halozyme Therapeutics Inc(b) 0.88%, 11/15/2032	201,246
181,000	Ligand Pharmaceuticals Inc(b) 0.75%, 10/01/2030	218,919
212,000	Post Holdings Inc 2.50%, 08/15/2027	229,490
157,000	Zoetis Inc(b) 0.25%, 06/15/2029	155,823
		1,078,612
Financial — 0.08%
397,800	CIFI Holdings Group Co Ltd(j) 0.00%, 06/30/2029	17,241
310,000	Compass Inc(b) 0.25%, 04/15/2031	259,470
Principal Amount(a)		Fair Value
Financial — (continued)
418,177	Country Garden Holdings Co Ltd(j) 0.00%, 12/31/2031	$ 46,514
314,000	IREN Ltd(b) 1.00%, 06/01/2033	275,849
	Kaisa Group Holdings Ltd(b)(h)(j)
185,696	0.00%, 12/31/2026	464
232,132	0.00%, 12/31/2027	232
371,394	0.00%, 12/31/2028	186
371,394	0.00%, 12/31/2029	74
464,244	0.00%, 12/31/2030	139
464,244	0.00%, 12/31/2031	46
875,822	0.00%, 12/31/2032	88
1,817,242	Shimao Group Holdings Ltd(b)(h)(j) 0.00%, 07/21/2026	35,436
461,712	Sino-Ocean Group Holding Ltd(b)(h)(j) 0.00%, 03/27/2027	3,463
	Sunac China Holdings Ltd(b)(j)
995,120	0.00%, 06/23/2026	165,459
735,346	0.00%, 06/23/2028	189,043
466,074	Times China Holdings Ltd 0.00%, 03/30/2027(b)(j)	3,526
		997,230
Industrial — 0.12%
205,000	Advanced Energy Industries Inc 2.50%, 09/15/2028	492,779
235,000	Bloom Energy Corp(b)(j) (1.34%), 11/15/2030	250,228
180,000	Fluor Corp 1.13%, 08/15/2029	221,670
119,000	Granite Construction Inc 3.75%, 05/15/2028	312,077
162,000	Itron Inc 1.38%, 07/15/2030	162,810
192,000	Tetra Tech Inc 2.25%, 08/15/2028	200,717
		1,640,281
Technology — 0.25%
106,000	Cloudflare Inc(b)(j) (2.81%), 06/15/2030	120,178
300,000	CyberArk Software Ltd(b)(j) (1.18%), 06/15/2030	308,040
211,000	Guidewire Software Inc 1.25%, 11/01/2029	210,077
117,000	Lumentum Holdings Inc(b) 0.38%, 03/15/2032	450,395
166,000	Microchip Technology Inc(b)(j) 0.65%, 02/15/2030	161,933
128,000	MKS Inc 1.25%, 06/01/2030	211,456
291,000	Nova Ltd(b)(j) (7.87%), 09/15/2030	447,829

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Technology — (continued)
256,000	Nutanix Inc 0.50%, 12/15/2029	$ 230,785
385,000	Rubrik Inc(b)(j) 3.85%, 06/15/2030	331,293
97,000	Seagate HDD Cayman 3.50%, 06/01/2028	460,478
300,000	Snowflake Inc(j) (5.22%), 10/01/2029	367,080
		3,299,544
Utilities — 0.09%
179,000	Evergy Inc 4.50%, 12/15/2027	241,471
334,000	FirstEnergy Corp(b) 3.88%, 01/15/2031	385,102
244,000	Pinnacle West Capital Corp 4.75%, 06/15/2027	279,380
190,000	UGI Corp 5.00%, 06/01/2028	266,285
		1,172,238
TOTAL CONVERTIBLE BONDS — 0.93% (Cost $16,564,167)		$12,491,422
FOREIGN GOVERNMENT BONDS AND NOTES
38,252	Brazil Notas do Tesouro Nacional Serie F(h) BRL, 10.00%, 01/01/2031	6,629,175
3,891,000	Canadian Government Bond CAD, 2.25%, 02/01/2028	2,763,782
	Chile Government International Bond
3,426,000	3.10%, 01/22/2061	2,108,018
4,547,000	3.25%, 09/21/2071	2,810,864
	Colombia Government International Bond
200,000	7.38%, 09/18/2037	199,026
1,270,000	6.13%, 01/18/2041	1,103,681
1,879,000	5.63%, 02/26/2044	1,481,798
508,000	Egypt Government International Bond 5.80%, 09/30/2027	501,405
1,105,000	Kyrgyz Republic International Bond(b) 7.75%, 06/03/2030	1,099,954
	Malaysia Government Bond
8,817,000	MYR, 3.52%, 04/20/2028	2,190,029
1,867,000	MYR, 3.48%, 07/02/2035	454,651
17,190,000	MYR, 4.05%, 04/18/2039	4,303,362
869,399(k)	Mexican Bonos MXN, 8.00%, 07/31/2053	4,052,603
2,209,000	Mexico Government International Bond 6.13%, 02/09/2038	2,152,670
1,901,000	Nigeria Government International Bond 6.50%, 11/28/2027	1,906,698
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
	Pakistan Government International Bond
1,475,000	6.00%, 04/08/2026	$ 1,473,156
1,583,000	6.88%, 12/05/2027	1,562,443
2,166,000	Republic of Poland Government International Bond 5.50%, 03/18/2054	2,000,890
34,962,000	Republic of South Africa Government Bond ZAR, 9.00%, 01/31/2040	1,940,330
	Republic of Uzbekistan International Bond
710,000	7.85%, 10/12/2028(b)	742,280
400,000	3.70%, 11/25/2030	363,558
1,210,000	3.90%, 10/19/2031	1,092,227
1,885,000	6.90%, 02/28/2032(b)	1,964,168
1,040,000	6.95%, 05/25/2032(b)	1,087,591
	Turkiye Government Bond
110,166,000	TRY, 36.00%, 08/12/2026	2,435,589
173,253,000	TRY, 36.78%, 10/13/2027	3,775,038
	Uruguay Government International Bond
34,257,000	UYU, 8.50%, 03/15/2028	866,223
42,375,000	UYU, 9.75%, 07/20/2033	1,154,014
43,767,000	UYU, 8.00%, 10/29/2035	1,090,164
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 4.12% (Cost $56,005,821)		$55,305,387
MORTGAGE-BACKED SECURITIES
Non-Agency — 3.35%
891,172	Angel Oak Mortgage Trust(b)(e) Series 2024-10 Class A1 5.35%, 10/25/2069	891,788
370,000	Arixa Mortgage Trust(b)(e) Series 2025-RTL1 Class A1 5.74%, 08/25/2030	370,950
367,928	ATLX Trust(b)(e) Series 2024-RPL2 Class A1 3.85%, 04/25/2063	357,124
1,645,000	BBSG Mortgage Trust(b) Series 2016-MRP Class A 3.28%, 06/05/2036	1,480,467
920,000	Benchmark Mortgage Trust(d) Series 2018-B2 Class A5 3.88%, 02/15/2051	906,829
	BFLD Commercial Mortgage Trust(b)(c)
	Series 2025-660F Class B
285,000	5.47%, 11/15/2042 1-mo. SOFR + 1.80%	284,288
	Series 2025-660F Class C
250,000	5.82%, 11/15/2042 1-mo. SOFR + 2.15%	249,375

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
1,090,000	BINOM Securitization Trust(b)(d) Series 2022-RPL1 Class M1 3.00%, 02/25/2061	$ 889,518
	BPR Trust(b)
	Series 2021-NRD Class E
190,000	9.29%, 12/15/2038(c) 1-mo. SOFR + 5.62%	188,414
	Series 2021-NRD Class F
1,185,000	10.54%, 12/15/2038(c) 1-mo. SOFR + 6.87%	1,163,448
	Series 2025-STAR Class A
170,000	4.62%, 11/05/2042(d)	168,553
	BX Trust(b)
	Series 2022-AHP Class B
1,879,280	5.51%, 01/17/2039(c) 1-mo. SOFR + 1.84%	1,878,692
	Series 2024-VLT4 Class A
580,000	5.16%, 06/15/2041(c) 1-mo. SOFR + 1.49%	576,375
	Series 2024-VLT5 Class B
105,000	5.41%, 11/13/2046(d)	106,136
	Series 2025-DELC Class B
105,000	5.47%, 12/15/2042(c) 1-mo. SOFR + 1.80%	104,869
	Series 2025-DELC Class C
275,000	5.87%, 12/15/2042(c) 1-mo. SOFR + 2.20%	274,313
1,335,000	CAFL Issuer LLC(b)(e) Series 2026-R1 Class A1 6.77%, 03/25/2036	1,331,782
610,000	Cardinal Mortgage Trust(b)(e) Series 2025-RTL1 Class A1 5.59%, 11/25/2030	610,941
	COMM Mortgage Trust(b)
	Series 2012-LTRT Class A2
56,234	3.40%, 10/05/2030	55,850
	Series 2024-CBM Class A2
200,000	5.87%, 12/10/2041(d)	200,558
	Credit Suisse Mortgage Trust(b)
	Series 2014-USA Class B
600,000	4.18%, 09/15/2037	510,350
	Series 2014-USA Class C
100,000	4.34%, 09/15/2037	84,126
	Series 2014-USA Class D
200,000	4.37%, 09/15/2037	165,124
	Series 2021-RPL4 Class A1
668,778	4.15%, 12/27/2060(d)	666,427
	Extended Stay America Trust(b)(c)
	Series 2025-ESH Class C
105,000	5.52%, 10/15/2042 1-mo. SOFR + 1.85%	105,164
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2025-ESH Class D
125,000	6.27%, 10/15/2042 1-mo. SOFR + 2.60%	$ 125,156
	Series 2025-ESH Class E
135,000	7.02%, 10/15/2042 1-mo. SOFR + 3.35%	135,169
	Series 2026-ESH2 Class C
148,602	5.27%, 02/15/2043 1-mo. SOFR + 1.60%	148,834
	Series 2026-ESH2 Class D
341,784	5.92%, 02/15/2043 1-mo. SOFR + 2.25%	342,532
	Series 2026-ESH2 Class E
326,924	6.57%, 02/15/2043 1-mo. SOFR + 2.90%	327,639
151,385	GCAT Trust(b)(d) Series 2019-RPL1 Class A1 2.65%, 10/25/2068	147,842
1,073,478	GITSIT Mortgage Loan Trust(b)(e) Series 2025-NPL2 Class A1 5.42%, 12/25/2055	1,066,331
	GS Mortgage Securities Trust
	Series 2013-G1 Class B
166,892	3.72%, 04/10/2031(b)(d)	166,571
	Series 2013-PEMB Class A
300,000	3.55%, 03/05/2033(b)(d)	232,530
	Series 2013-PEMB Class B
250,000	3.55%, 03/05/2033(b)(d)	112,500
	Series 2014-GC22 Class B
200,000	4.39%, 06/10/2047(d)	163,142
	Series 2020-GC47 Class A4
1,500,000	2.12%, 05/12/2053	1,374,315
	JPMorgan Chase Commercial Mortgage Securities Trust(b)
	Series 2012-LC9 Class C
226,783	3.50%, 12/15/2047(d)	222,243
	Series 2025-BMS Class A
500,000	5.27%, 01/15/2042(c) 1-mo. SOFR + 1.60%	498,750
	Series 2025-BMS Class B
300,000	5.67%, 01/15/2042(c) 1-mo. SOFR + 2.00%	299,250
	Legacy Mortgage Asset Trust(b)
	Series 2021-GS2 Class A1
298,133	5.75%, 04/25/2061(e)	298,654
	Series 2020-RPL1 Class A2
875,000	3.25%, 09/25/2059(d)	788,415

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-GS4 Class A1
131,601	5.65%, 11/25/2060(e)	$ 131,683
567,056	MFRA Trust(b)(e) Series 2024-NPL1 Class A1 6.33%, 09/25/2054	567,755
750,000	Mill City Mortgage Loan Trust(b)(d) Series 2021-NMR1 Class M2 2.50%, 11/25/2060	658,676
	Morgan Stanley BAML Trust
	Series 2012-CKSV Class A2
160,373	3.28%, 10/15/2030(b)	153,156
	Series 2013-C11 Class B
195,000	3.89%, 08/15/2046(d)	120,894
	Series 2013-C12 Class C
11,194	4.60%, 10/15/2046(d)	10,831
	Series 2016-C30 Class C
785,000	4.11%, 09/15/2049(d)	720,509
	New York Mortgage Trust(b)
	Series 2024-BPL2 Class A1
960,000	6.51%, 05/25/2039(e)	963,956
	Series 2024-BPL3 Class A1
366,366	5.27%, 09/25/2039(e)	366,294
	Series 2024-CP1 Class A1
479,137	3.75%, 02/25/2068(d)	443,225
	Preston Ridge Partners Mortgage Trust(b)(e)
	Series 2024-7 Class A1
289,023	5.87%, 11/25/2029	289,128
	Series 2025-2 Class A1
141,844	6.47%, 05/25/2030	141,510
	Series 2025-8 Class A1
833,184	5.39%, 10/25/2030	829,422
	Series 2026-1 Class A1
558,877	5.19%, 02/25/2031	552,976
	Series 2026-2 Class A1
591,668	5.09%, 02/25/2031	590,589
	Pretium Mortgage Credit Partners(b)(e)
	Series 2025-NPL3 Class A1
490,529	6.71%, 04/25/2055	490,994
	Series 2025-NPL6 Class A1
445,020	5.74%, 06/25/2055	445,705
	Series 2025-NPL8 Class A1
1,168,036	5.73%, 08/25/2055	1,170,501
	Series 2026-NPL1 Class A1
141,309	5.18%, 01/25/2056	140,164
	Series 2026-NPL2 Class A1
723,102	5.15%, 02/25/2056	717,411
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2026-NPL4 Class A1
725,000	5.51%, 04/25/2056	$ 722,340
	RCO IX Mortgage LLC(b)(e)
	Series 2025-2 Class A1
1,254,899	6.51%, 04/25/2030	1,256,584
	Series 2025-4 Class A1
1,382,791	5.31%, 10/25/2030	1,381,709
576,091	RCO VIII Mortgage LLC(b)(e) Series 2025-3 Class A1 6.43%, 05/25/2030	576,683
1,110,000	RCO X Mortgage LLC(b)(e) Series 2026-1 Class A1 5.54%, 03/25/2031	1,106,558
245,000	TCO Commercial Mortgage Trust(b)(c) Series 2024-DPM Class A 4.92%, 12/15/2039 1-mo. SOFR + 1.25%	244,617
196,166	Toorak Mortgage Trust(b)(e) Series 2024-RRTL1 Class A1 6.60%, 02/25/2039	196,295
	Towd Point Mortgage Trust(b)(d)
	Series 2017-3 Class A2
46,538	3.00%, 07/25/2057	46,061
	Series 2019-4 Class M1
140,000	3.50%, 10/25/2059	123,389
	TVC Mortgage Trust(b)(e)
	Series 2024-RRTL1 Class A1
1,240,000	5.55%, 07/25/2039	1,242,556
	Series 2026-RRTL1 Class A1
105,000	4.96%, 02/25/2041	104,476
	Series 2026-RRTL1 Class A2
105,000	5.32%, 02/25/2041	104,250
	UBS Commercial Mortgage Trust
	Series 2018-C10 Class A3
1,272,998	4.05%, 05/15/2051	1,257,551
	Series 2018-C14 Class C
100,000	5.25%, 12/15/2051(d)	92,985
	VCAT LLC(b)(e)
	Series 2025-NPL3 Class A1
852,096	5.89%, 02/25/2055	853,152
	Series 2026-NPL1 Class A1
485,740	5.10%, 01/25/2056	483,023
	Wells Fargo Commercial Mortgage Trust
	Series 2016-C36 Class AS
1,345,000	3.42%, 11/15/2059	1,322,017
	Series 2016-C36 Class B
160,000	3.67%, 11/15/2059(d)	151,666
	Series 2025-5C3 Class A3
3,148,000	6.10%, 01/15/2058	3,293,744

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	WFRBS Commercial Mortgage Trust
	Series 2013-C15 Class B
740,748	4.15%, 08/15/2046(d)	$ 720,007
	Series 2014-C20 Class B
156,940	4.38%, 05/15/2047	135,750
		44,992,126
U.S. Government Agency — 23.79%
476,000	Connecticut Avenue Securities Trust(b)(c) Series 2023-R01 Class 1M2 7.41%, 12/25/2042 1-mo. SOFR + 3.75%	494,804
	Federal Home Loan Mortgage Corp
33,145	3.00%, 11/01/2034	31,915
11,344	2.50%, 06/01/2035	10,759
104,557	2.00%, 09/01/2035	96,457
77,948	2.00%, 10/01/2035	71,910
196,594	2.00%, 12/01/2035	181,364
27,248	3.00%, 09/01/2036	25,870
2,578,481	2.50%, 03/01/2037	2,439,056
1,621,127	2.50%, 04/01/2037	1,544,613
1,526,825	5.50%, 08/01/2040	1,570,445
33,941	3.00%, 12/01/2046	30,617
18,539	4.00%, 05/01/2047	17,812
14,894	4.50%, 10/01/2047	14,672
21,713	4.00%, 02/01/2048	20,768
2,154	4.50%, 06/01/2048	2,120
5,696	4.00%, 10/01/2048	5,467
6,748	3.50%, 09/01/2049	6,255
420,447	3.50%, 10/01/2049	389,514
9,748	3.00%, 11/01/2049	8,678
1,721,110	3.00%, 02/01/2051	1,538,087
1,765,117	2.00%, 03/01/2051	1,463,700
3,891,240	2.00%, 05/01/2051	3,157,782
3,193,146	3.00%, 07/01/2051	2,853,243
2,217,329	2.50%, 09/01/2051	1,871,907
3,786,254	2.00%, 10/01/2051	3,081,288
4,392,255	2.00%, 12/01/2051	3,571,824
2,887,131	2.50%, 02/01/2052	2,465,594
1,434,586	2.00%, 03/01/2052	1,176,516
3,129,462	3.00%, 04/01/2052	2,778,491
388,432	4.00%, 04/01/2052	368,992
716,129	2.50%, 05/01/2052	615,928
3,310,244	3.50%, 05/01/2052	3,056,791
5,167,905	4.50%, 07/01/2052	5,020,910
1,795,811	3.50%, 08/01/2052	1,655,967
3,695,091	4.50%, 08/01/2052	3,593,444
2,202,706	4.50%, 09/01/2052	2,144,960
2,634,124	5.50%, 09/01/2052	2,671,593
1,525,738	4.50%, 10/01/2052	1,479,464
3,703,683	5.00%, 10/01/2052	3,699,391
3,185,683	6.00%, 02/01/2053	3,306,260
3,815,512	5.50%, 07/01/2053	3,861,122
3,007,292	5.50%, 08/01/2053	3,084,658
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
1,546,926	6.50%, 11/01/2053	$ 1,620,588
4,632,267	5.00%, 12/01/2054	4,608,510
1,616,240	4.50%, 01/01/2055	1,560,546
1,447,777	5.00%, 01/01/2055	1,439,849
2,102,924	4.50%, 07/01/2055	2,043,544
1,615,214	5.00%, 12/01/2055	1,600,027
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K136 Class A2
2,140,000	2.13%, 11/25/2031	1,909,378
	Series K517 Class A2
2,950,000	5.36%, 01/25/2029(d)	3,037,304
	Series K522 Class A2
2,706,470	4.80%, 05/25/2029	2,749,407
	Series K532 Class A2
3,200,000	4.25%, 11/25/2029(d)	3,203,319
	Series K533 Class A2
3,100,000	4.23%, 12/25/2029(d)	3,100,965
	Series K535 Class A2
3,040,000	4.69%, 11/25/2029(d)	3,085,915
	Series K537 Class A2
1,860,000	4.43%, 02/25/2030(d)	1,872,344
	Series K539 Class A2
2,800,000	4.41%, 01/25/2030(d)	2,816,637
	Series K753 Class A2
3,160,000	4.40%, 10/25/2030	3,175,443
	Series K760 Class A2
2,480,000	4.55%, 01/25/2032(d)	2,502,953
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit
	Series 4769 Class QL
2,811,218	3.50%, 09/15/2047	2,609,563
	Series 5238 Class BC
3,054,665	4.00%, 09/25/2049	2,966,531
	Series 5544 Class ME
2,989,320	4.50%, 04/25/2049	2,975,237
	Series 5559 Class BA
1,452,277	5.00%, 02/25/2052	1,448,747
1,120,000	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(b)(c) Series 2022-DNA4 Class M1B 7.01%, 05/25/2042 1-mo. SOFR + 3.35%	1,143,800
	Federal National Mortgage Association
1,500,000	4.74%, 12/01/2029	1,525,915
1,540,000	4.85%, 01/01/2030	1,572,735
1,600,000	4.94%, 02/01/2030	1,640,034
130,322	3.00%, 10/01/2033	126,487
202,257	2.00%, 10/01/2035	186,590
193,581	2.00%, 11/01/2035	178,415

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
2,379,062	2.00%, 02/01/2037	$ 2,191,664
2,236,822	2.00%, 03/01/2037	2,059,239
2,079,895	2.50%, 03/01/2037	1,974,806
2,774,832	5.00%, 05/01/2043	2,764,244
3,081,368	5.00%, 06/01/2043	3,084,106
1,866,563	3.50%, 07/01/2047	1,760,881
19,003	4.00%, 09/01/2047	18,245
5,751	3.50%, 03/01/2048	5,347
4,664	4.00%, 06/01/2048	4,467
1,648,027	3.00%, 01/01/2049	1,501,225
4,964	3.00%, 12/01/2049	4,419
4,663	3.00%, 01/01/2050	4,151
21,900	2.50%, 05/01/2050	18,626
121,026	2.50%, 07/01/2050	102,930
1,698,862	3.50%, 07/01/2050	1,585,779
1,356,264	2.00%, 08/01/2050	1,103,607
6,207	2.50%, 08/01/2050	5,277
3,556,617	2.00%, 11/01/2050	2,931,909
2,525,507	2.00%, 12/01/2050	2,084,896
3,003,760	2.00%, 01/01/2051	2,479,450
3,783,285	2.00%, 09/01/2051	3,069,008
3,829,052	2.00%, 10/01/2051	3,108,905
2,832,703	2.50%, 10/01/2051	2,420,132
1,215,025	2.00%, 11/01/2051	985,008
5,902,825	2.50%, 01/01/2052	5,035,891
5,711,221	3.50%, 01/01/2052	5,284,507
9,682,689	2.50%, 02/01/2052	8,288,758
13,257,637	2.00%, 03/01/2052	10,865,182
2,981,151	2.50%, 03/01/2052	2,545,924
11,284,965	3.00%, 03/01/2052	10,024,671
1,412,664	2.00%, 04/01/2052	1,149,551
2,533,472	3.50%, 04/01/2052	2,343,245
7,646,528	4.00%, 06/01/2052	7,266,122
2,705,672	4.00%, 07/01/2052	2,565,645
3,323,115	4.00%, 08/01/2052	3,152,048
2,158,148	5.00%, 08/01/2052	2,145,236
3,232,884	4.50%, 09/01/2052	3,146,442
1,525,182	5.00%, 10/01/2052	1,516,092
2,860,096	5.50%, 10/01/2052	2,889,961
1,260,095	6.00%, 03/01/2053	1,301,239
310,029	4.00%, 04/01/2053	293,895
1,713,646	6.00%, 08/01/2053	1,755,626
870,213	6.00%, 09/01/2053	889,251
1,351,964	6.00%, 10/01/2053	1,392,546
2,982,454	6.00%, 11/01/2053	3,044,650
1,547,038	6.50%, 02/01/2054	1,619,336
2,406,720	6.00%, 06/01/2054	2,458,281
777,883	5.00%, 10/01/2054	775,561
4,514,927	5.00%, 11/01/2054	4,481,185
2,723,509	5.50%, 11/01/2054	2,774,560
1,081,797	4.50%, 02/01/2055	1,053,996
1,563,326	6.50%, 07/01/2055	1,619,489
	Federal National Mortgage Association Alternative Credit Enhancement Security(d)
	Series 2018-M3 Class A2
2,851,677	3.07%, 02/25/2030	2,750,861
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
	Series 2023-M5 Class 2A2
4,130,978	4.50%, 07/25/2028	$ 4,148,693
	Government National Mortgage Association
14,936	3.50%, 04/20/2047	14,043
8,935	4.00%, 04/20/2047	8,536
14,805	3.00%, 02/20/2048	13,381
19,218	3.50%, 02/20/2048	18,012
1,777,856	3.00%, 06/20/2050	1,590,879
2,776,408	2.50%, 03/20/2051	2,390,243
1,805,292	3.00%, 08/20/2051	1,612,846
3,728,886	2.00%, 09/20/2051	3,082,190
6,647,042	2.50%, 11/20/2051	5,722,394
6,961,372	2.00%, 12/20/2051	5,754,069
6,272,779	3.50%, 02/20/2052	5,808,339
2,759,153	3.50%, 06/20/2052	2,551,880
3,197,352	4.00%, 07/20/2052	3,001,038
3,239,194	3.50%, 08/20/2052	2,992,973
5,633,776	4.50%, 08/20/2052	5,487,066
3,875,522	4.50%, 09/20/2052	3,762,534
1,528,255	5.00%, 09/20/2052	1,520,230
1,427,952	5.00%, 10/20/2052	1,426,589
1,373,565	5.00%, 05/20/2053	1,368,039
1,590,360	5.50%, 05/20/2053	1,613,717
5,517,273	5.00%, 06/20/2053	5,493,238
1,598,486	5.50%, 06/20/2053	1,621,479
1,600,763	5.50%, 01/20/2054	1,626,642
1,601,028	5.50%, 02/20/2054	1,620,151
	Series 2024-125 Class H
1,710,154	4.50%, 10/20/2051	1,684,672
2,100,000	Uniform Mortgage-Backed Security(l) 2.00%, TBA	1,690,992
		319,504,728
TOTAL MORTGAGE-BACKED SECURITIES — 27.14% (Cost $375,035,445)		$364,496,854
U.S. GOVERNMENT AGENCY BONDS AND NOTES
4,000,000	Federal Home Loan Bank 1.75%, 01/19/2029	3,765,598
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.28% (Cost $3,724,239)		$3,765,598
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
12,900,000	4.00%, 01/15/2027	12,925,447
33,400,000	3.75%, 06/30/2027	33,373,906
18,400,000	3.88%, 07/15/2028	18,421,563
14,500,000	3.50%, 01/15/2029	14,376,524
35,130,000	4.00%, 03/31/2030(m)	35,256,248
22,200,000	3.88%, 07/31/2030	22,162,711
21,500,000	3.63%, 10/31/2030	21,222,011

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Treasury Bonds and Notes — (continued)
60,505,000	3.50%, 11/30/2030	$ 59,391,802
17,900,000	4.00%, 07/31/2032	17,809,801
23,600,000	3.75%, 10/31/2032	23,108,640
15,000,000	4.00%, 11/15/2035	14,632,031
18,600,000	4.75%, 02/15/2045(m)	18,275,953
18,500,000	4.63%, 11/15/2045	17,843,828
32,900,000	4.63%, 11/15/2055	31,434,922
TOTAL U.S. TREASURY BONDS AND NOTES — 25.34% (Cost $343,857,173)		$340,235,387
Shares
COMMON STOCK
Communications — 0.03%
285,795	Optimum Communications Inc Class A(n)	371,534
Consumer, Non-Cyclical — 0.12%
29,162	BioMarin Pharmaceutical Inc(n)	1,647,361
Financial — 0.00%(o)
1,800	Country Garden Holdings Co Ltd(n)	74
230,183	Kaisa Group Holdings Ltd(n)	2,613
85,019	Sunac China Holdings Ltd(n)	11,549
220,248	Times China Holdings Ltd(n)	2,082
116,370	Yuzhou Group Holdings Co Ltd(n)	2,360
		18,678
TOTAL COMMON STOCK — 0.15% (Cost $6,730,565)		$2,037,573
CONVERTIBLE PREFERRED STOCK
Basic Materials — 0.01%
1,550	Albemarle Corp 7.25%	110,901
Technology — 0.01%
2,350	Oracle Corp 6.50%	108,030
TOTAL CONVERTIBLE PREFERRED STOCK — 0.02% (Cost $223,882)		$218,931
Shares		Fair Value
PREFERRED STOCK
Financial — 0.01%
1,450	Apollo Global Management Inc	$ 85,113
Utilities — 0.03%
8,438	PG&E Corp	364,108
TOTAL PREFERRED STOCK — 0.04% (Cost $455,781)		$449,221
GOVERNMENT MONEY MARKET MUTUAL FUNDS
980,742	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(p), 3.60%(q)	980,742
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.07% (Cost $980,742)		$980,742
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.13%
1,800,000	U.S. Treasury Bills(j) 3.66%, 04/16/2026	1,797,307
TOTAL SHORT TERM INVESTMENTS — 0.13% (Cost $1,797,307)		$1,797,307
TOTAL INVESTMENTS — 98.60% (Cost $1,357,256,083)		$1,324,088,185
OTHER ASSETS & LIABILITIES, NET — 1.40%		$18,786,601
TOTAL NET ASSETS — 100.00%		$1,342,874,786

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2026, the aggregate fair value of 144A securities was $312,940,926, representing 23.30% of net assets.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of March 31, 2026.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Interest rate shown reflects the rate in effect as of March 31, 2026.
(e)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of March 31, 2026. Maturity date disclosed represents final maturity date.
(f)	All or a portion of the security is on loan as of March 31, 2026.
(g)	Security has no contractual maturity date and pays an indefinite stream of interest.
(h)	Security in default.
(i)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(j)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(k)	Principal amount is stated in 100 Mexican Peso Units.
(l)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(m)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(n)	Non-income producing security.
(o)	Represents less than 0.005% of net assets.
(p)	Collateral received for securities on loan.
(q)	Rate shown is the 7-day yield as of March 31, 2026.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
As of March 31, 2026, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
U.S. 10 Year Treasury Note Futures	675	USD	74,959	Jun 2026	$(1,455,247)
U.S. 2 Year Treasury Note Futures	95	USD	19,707	Jun 2026	(134,727)
U.S. 5 Year Treasury Note Futures	4,549	USD	492,109	Jun 2026	(7,189,780)
U.S. Long Bond Futures	63	USD	7,174	Jun 2026	(129,938)
U.S. Ultra Bond Futures	18	USD	2,098	Jun 2026	(65,672)
Short
U.S. 10 Year Treasury Ultra Futures	1,588	USD	180,263	Jun 2026	4,044,239
U.S. 2 Year Treasury Note Futures	117	USD	24,271	Jun 2026	175,969
U.S. Long Bond Futures	111	USD	12,640	Jun 2026	416,124
U.S. Ultra Bond Futures	179	USD	20,865	Jun 2026	649,211
				Net Depreciation	$(3,689,821)
As of March 31, 2026 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation
BA	USD	2,484,937	EUR	2,135,000	06/17/2026	$8,109
					Net Appreciation	$8,109

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Currency Abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro Dollar
MXN	Mexican Peso
MYR	Malaysian Ringgit
TRY	Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Abbreviations
BA	Bank of America Corp
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 31, 2026  (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 8.78%
	1988 Ltd(a)(b)
	Series 2024-4A Class C
$ 1,200,000	6.27%, 04/15/2037 3-mo. SOFR + 2.60%	$ 1,200,000
	Series 2024-4A Class D
975,000	7.92%, 04/15/2037 3-mo. SOFR + 4.25%	975,000
1,400,000	American Express Credit Account Master Trust Series 2025-3 Class A 4.51%, 04/15/2032	1,413,660
905,000	ARES LI Ltd(a)(b) Series 2019-51A Class A1R2 5.03%, 10/15/2037 3-mo. SOFR + 1.36%	905,052
1,975,000	Bain Capital Credit(a)(b) Series 2019-1A Class CR3 5.26%, 04/19/2034 3-mo. SOFR + 1.60%	1,967,892
925,000	Brookhaven Park Ltd(a)(b) Series 2024-1A Class A 5.17%, 04/19/2037 3-mo. SOFR + 1.50%	924,913
	Carlyle Global Market Strategies Ltd(a)(b)
	Series 2021-8A Class A1R
2,925,000	4.94%, 10/15/2038 3-mo. SOFR + 1.27%	2,925,886
	Series 2025-3A Class A
2,150,000	5.05%, 07/25/2038 3-mo. SOFR + 1.38%	2,152,733
2,150,000	CBAMR Ltd(a)(b) Series 2017-4A Class A1R 5.09%, 03/31/2038 3-mo. SOFR + 1.42%	2,152,524
2,275,000	Cedar Funding IV Ltd(a)(b) Series 2014-4A Class AR3 5.01%, 01/23/2038 3-mo. SOFR + 1.34%	2,275,810
3,250,000	CIFC Funding Ltd(a)(b) Series 2025-2A Class A 4.80%, 04/15/2038 3-mo. SOFR + 1.13%	3,240,266
2,520,000	Dewolf Park Ltd(a)(b) Series 2017-1A Class AR2 4.87%, 01/22/2039 3-mo. SOFR + 1.21%	2,513,186
525,000	Diameter Capital Ltd(a)(b) Series 2022-4A Class ARR 4.90%, 01/15/2039 3-mo. SOFR + 1.23%	524,108
	Elmwood Ltd(a)(b)
	Series 2021-3A Class AR2
2,975,000	4.97%, 07/20/2038 3-mo. SOFR + 1.30%	2,975,360
	Series 2023-2A Class AR
3,750,000	5.02%, 04/16/2036 3-mo. SOFR + 1.35%	3,751,106
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2024-8A Class A1
$ 875,000	5.02%, 10/18/2037 3-mo. SOFR + 1.35%	$ 876,357
	Series 2025-1A Class A
1,650,000	4.82%, 04/22/2038 3-mo. SOFR + 1.15%	1,644,768
170,030	Exeter Automobile Receivables Trust Series 2025-1A Class A3 4.67%, 08/15/2028	170,201
900,000	Ford Credit Auto Owner Trust(a)(c) Series 2024-1 Class A 4.87%, 08/15/2036	913,027
1,850,000	GoldenTree Loan Management US Ltd(a)(b) Series 2026-29A Class A 4.83%, 04/20/2039 3-mo. SOFR + 1.23%	1,850,000
133,319	JPMorgan Mortgage Trust(a)(b) Series 2023-HE3 Class A1 5.27%, 05/20/2054 1-mo. SOFR + 1.60%	133,514
	Kennedy Lewis Ltd(a)(b)
	Series 2024-18A Class A
2,225,000	5.04%, 01/20/2038 3-mo. SOFR + 1.37%	2,227,207
	Series 2024-20A Class A
1,100,000	4.97%, 01/25/2038 3-mo. SOFR + 1.30%	1,100,079
850,000	Neuberger Berman Loan Advisers Ltd(a)(b) Series 2024-54A Class D 7.17%, 04/23/2038 3-mo. SOFR + 3.50%	851,673
	Oaktree Ltd(a)(b)
	Series 2023-2A Class A1R
2,975,000	5.02%, 07/20/2038 3-mo. SOFR + 1.35%	2,971,948
	Series 2024-25A Class A
1,250,000	5.22%, 04/20/2037 3-mo. SOFR + 1.55%	1,249,964
1,450,000	OHA Credit Funding Ltd(a)(b) Series 2023-15RA Class A 4.96%, 07/20/2038 3-mo. SOFR + 1.29%	1,450,793
3,275,000	Palmer Square Ltd(a)(b) Series 2024-3A Class A 5.02%, 07/20/2037 3-mo. SOFR + 1.35%	3,275,819
3,675,000	Pikes Peak (a)(b) Series 2025-19A Class A1 5.01%, 07/20/2038 3-mo. SOFR + 1.34%	3,676,565
5,225,000	Regatta Funding Ltd(a)(b) Series 2024-4A Class A1 4.99%, 01/25/2038 3-mo. SOFR + 1.32%	5,228,399
711,631	Santander Drive Auto Receivables Trust Series 2025-1 Class A3 4.74%, 01/16/2029	712,911

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 31, 2026  (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 3,275,000	Sixth Street XVI Ltd(a)(b) Series 2020-16A Class A1R2 4.83%, 01/21/2039 3-mo. SOFR + 1.17%	$ 3,266,216
559,219	Toyota Auto Receivables Owner Trust Series 2023-B Class A3 4.71%, 02/15/2028	560,823
4,850,000	Warwick Capital Ltd(a)(b) Series 2023-1A Class AR 4.95%, 10/20/2038 3-mo. SOFR + 1.28%	4,840,373
2,740,000	Wise Ltd(a)(b) Series 2023-2A Class A1R 4.77%, 04/15/2039 3-mo. SOFR + 1.10%	2,743,989
TOTAL ASSET-BACKED SECURITIES — 8.78% (Cost $69,778,223)		$69,642,122
CORPORATE BONDS AND NOTES
Communications — 0.92%
2,700,000	Alphabet Inc 4.10%, 11/15/2030	2,681,596
350,000	AppLovin Corp 5.50%, 12/01/2034	347,102
217,000	Expedia Group Inc 3.25%, 02/15/2030	205,052
	Meta Platforms Inc
1,200,000	4.20%, 11/15/2030	1,188,356
2,450,000	4.88%, 11/15/2035	2,403,552
500,000	Uber Technologies Inc(a) 4.50%, 08/15/2029	495,764
		7,321,422
Consumer, Cyclical — 0.23%
517,000	Ford Motor Credit Co LLC 5.85%, 05/17/2027	520,809
	Marriott International Inc
237,000	4.88%, 05/15/2029	239,691
500,000	2.85%, 04/15/2031	457,848
625,000	4.50%, 05/01/2033	603,886
		1,822,234
Consumer, Non-Cyclical — 1.08%
425,000	Cigna Group(d) 5.13%, 05/15/2031	433,753
1,580,000	Elevance Health Inc 4.60%, 09/15/2032	1,556,143
885,000	Global Payments Inc 5.55%, 11/15/2035	852,820
	HCA Inc
1,200,000	4.50%, 02/15/2027	1,200,001
425,000	5.45%, 04/01/2031	435,624
	Mars Inc(a)
1,075,000	4.80%, 03/01/2030	1,086,313
975,000	5.00%, 03/01/2032	986,577
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,325,000	5.20%, 03/01/2035	$ 1,337,615
	Solventum Corp
293,000	5.40%, 03/01/2029	299,734
375,000	5.60%, 03/23/2034	383,367
		8,571,947
Financial — 1.27%
150,000	Blackstone Private Credit Fund 6.00%, 01/29/2032	145,467
300,000	Blackstone Secured Lending Fund 5.88%, 11/15/2027	300,988
464,000	Chubb INA Holdings LLC 6.80%, 11/15/2031	512,294
490,000	Citigroup Inc 6.02%, 01/24/2036	500,255
2,705,000	Crown Castle Inc REIT 3.30%, 07/01/2030	2,534,472
1,875,000	Morgan Stanley 5.07%, 01/30/2037	1,836,974
980,000	Synchrony Financial 4.95%, 02/25/2032	951,092
1,755,000	US Bancorp 5.08%, 05/15/2031	1,780,197
1,455,000	Westpac Banking Corp 5.62%, 11/20/2035	1,472,149
		10,033,888
Industrial — 0.53%
	Boeing Co
650,000	6.30%, 05/01/2029	682,393
405,000	8.75%, 09/15/2031	473,689
360,000	6.53%, 05/01/2034	392,163
500,000	Carrier Global Corp 2.70%, 02/15/2031	458,413
280,000	IDEX Corp 2.63%, 06/15/2031	252,644
286,000	Penske Truck Leasing Co LP / PTL Finance Corp(a) 5.25%, 07/01/2029	290,153
1,307,000	Vertiv Holdings Co 4.85%, 03/15/2036	1,270,884
352,000	Waste Management Inc 4.95%, 07/03/2031	360,029
		4,180,368
Technology — 0.59%
241,000	Constellation Software Inc(a) 5.16%, 02/16/2029	241,904
1,395,000	Fidelity National Information Services Inc 4.80%, 03/10/2031	1,384,051
	Oracle Corp
614,000	5.25%, 02/03/2032	603,045
980,000	5.35%, 05/04/2033	954,009
880,000	5.70%, 02/04/2036	846,110
	Synopsys Inc
401,000	5.00%, 04/01/2032	404,480

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 31, 2026  (Unaudited)
Principal Amount		Fair Value
Technology — (continued)
$ 282,000	5.15%, 04/01/2035	$ 282,539
		4,716,138
TOTAL CORPORATE BONDS AND NOTES — 4.62% (Cost $36,875,098)		$36,645,997
MORTGAGE-BACKED SECURITIES
Non-Agency — 4.23%
	BANK5
	Series 2024-5YR10 Class AS
300,000	5.64%, 10/15/2057	305,095
	Series 2024-5YR7 Class A3
650,000	5.77%, 06/15/2057	670,271
525,000	BMO Mortgage Trust(e) Series 2022-C2 Class A5 4.81%, 07/15/2054	526,586
	BX Trust(a)(b)
	Series 2024-BIO Class A
1,050,000	5.31%, 02/15/2041 3-mo. SOFR + 1.64%	1,047,367
	Series 2024-BRVE Class A
956,405	5.51%, 04/15/2041 3-mo. SOFR + 1.84%	956,704
	Series 2024-XL5 Class A
382,053	5.06%, 03/15/2041 1-mo. SOFR + 1.39%	382,491
	Series 2025-BCAT Class A
1,437,427	5.05%, 08/15/2042 1-mo. SOFR + 1.38%	1,437,426
	Chase Home Lending Mortgage Trust(a)(e)
	Series 2024-3 Class A5
200,000	6.00%, 02/25/2055	201,262
	Series 2024-3 Class A5A
250,000	5.50%, 02/25/2055	247,142
520,089	CIM Trust(a)(c) Series 2025-I1 Class A2 5.91%, 10/25/2069	523,202
	COLT Mortgage Loan Trust(a)(c)
	Series 2025-6 Class A1
1,431,584	5.53%, 08/25/2070	1,437,391
	Series 2025-8 Class A1
1,942,639	5.48%, 08/25/2070	1,949,323
	Durst Commercial Mortgage Trust(a)(e)
	Series 2025-151 Class A
1,150,000	4.80%, 08/10/2042	1,160,613
	Series 2025-151 Class B
1,400,000	5.21%, 08/10/2042	1,410,864
1,775,000	Ellington Financial Mortgage Trust(a)(c) Series 2026-NQM4 Class A1A 5.47%, 04/25/2071	1,775,325
Principal Amount		Fair Value
Non-Agency — (continued)
$ 450,000	Hudson Yards Mortgage Trust(a)(e) Series 2025-SPRL Class D 6.34%, 01/13/2040	$ 461,745
	IRV Trust(a)(e)
	Series 2025-200P Class A
550,000	5.29%, 03/14/2047	554,322
	Series 2025-200P Class C
575,000	5.73%, 03/14/2047	569,303
	JPMorgan Mortgage Trust(a)
	Series 2024-VIS2 Class A1
833,930	5.85%, 11/25/2064(c)	838,419
	Series 2024-1 Class A4
204,066	6.00%, 06/25/2054(e)	204,507
	Series 2025-NQM5 Class A1A
1,673,872	4.88%, 05/25/2066(c)	1,661,273
	Series 2026-VIS1 Class A1A
2,234,218	4.79%, 06/25/2066(c)	2,216,831
975,000	Ladder Capital Commercial Mortgage(a) Series 2017-LC26 Class A4 3.55%, 07/12/2050	962,014
	MSWF Commercial Mortgage Trust
	Series 2023-2 Class A2
498,219	6.89%, 12/15/2056	518,051
	Series 2023-2 Class A5
325,000	6.01%, 12/15/2056(e)	344,740
	NYC Commercial Mortgage Trust(a)
	Series 2025-11X Class A
1,100,000	5.42%, 10/15/2040(b) 3-mo. SOFR + 1.74%	1,100,344
	Series 2025-300P Class A
1,100,000	4.88%, 07/13/2042(e)	1,093,422
	Series 2025-3BP Class B
300,000	5.36%, 02/15/2042(b) 3-mo. SOFR + 1.69%	299,926
	Onslow Bay Financial LLC(a)
	Series 2025-NQM1 Class A1
1,901,320	5.55%, 12/25/2064(e)	1,908,750
	Series 2025-NQM15 Class A1A
1,645,202	5.14%, 07/27/2065(c)	1,643,196
	ROCK Trust(a)
	Series 2024-CNTR Class A
1,350,000	5.39%, 11/13/2041	1,372,393
	Series 2024-CNTR Class D
600,000	7.11%, 11/13/2041	623,511
488,479	Verus Securitization Trust(a)(e) Series 2022-1 Class A3 3.29%, 01/25/2067	446,779
	Wells Fargo Commercial Mortgage Trust(a)(e)
	Series 2024-1CHI Class A
875,000	4.95%, 07/15/2035	878,729
	Series 2024-1CHI Class B
550,000	5.36%, 07/15/2035	551,230

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 31, 2026  (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2026-1250B Class A
$ 1,250,000	4.83%, 03/10/2041	$ 1,237,967
		33,518,514
U.S. Government Agency — 1.16%
	Connecticut Avenue Securities Trust(a)(b)
	Series 2024-R01 Class 1M2
250,000	5.46%, 01/25/2044 1-mo. SOFR + 1.80%	251,945
	Series 2024-R02 Class 1M2
775,000	5.46%, 02/25/2044 1-mo. SOFR + 1.80%	775,240
	Series 2024-R03 Class 2M2
300,000	5.61%, 03/25/2044 1-mo. SOFR + 1.95%	300,468
	Series 2026-R01 Class 2M2
2,285,000	5.01%, 01/25/2046 1-mo. SOFR + 1.35%	2,284,935
5,754,375	Government National Mortgage Association 4.50%, 11/20/2052	5,601,868
		9,214,456
TOTAL MORTGAGE-BACKED SECURITIES — 5.39% (Cost $42,544,086)		$42,732,970
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
71,955,751(f)	1.63%, 10/15/2029	73,094,762
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 62,421,593(f)	1.63%, 04/15/2030	$ 63,049,789
78,122,604(f)	0.13%, 07/15/2030	74,371,264
129,193,900(f)	1.13%, 10/15/2030	128,049,613
202,877,974(f)	1.88%, 07/15/2035	201,904,691
51,954,643(f)	1.88%, 01/15/2036	51,333,492
	United States Treasury Note/Bond
7,920,000	3.88%, 03/31/2031	7,894,632
9,780,000	4.25%, 03/31/2033	9,847,238
TOTAL U.S. TREASURY BONDS AND NOTES — 76.88% (Cost $611,176,904)		$609,545,481
Shares
GOVERNMENT MONEY MARKET MUTUAL FUNDS
284,080	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(g), 3.60%(h)	284,080
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.04% (Cost $284,080)		$284,080
TOTAL INVESTMENTS — 95.71% (Cost $760,658,391)		$758,850,650
OTHER ASSETS & LIABILITIES, NET — 4.29%		$33,974,580
TOTAL NET ASSETS — 100.00%		$792,825,230

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2026, the aggregate fair value of 144A securities was $105,989,212, representing 13.37% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of March 31, 2026.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of March 31, 2026. Maturity date disclosed represents final maturity date.
(d)	All or a portion of the security is on loan as of March 31, 2026.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Interest rate shown reflects the rate in effect as of March 31, 2026.
(f)	Principal amount of the security is adjusted for inflation.
(g)	Collateral received for securities on loan.
(h)	Rate shown is the 7-day yield as of March 31, 2026.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TIPS	Treasury Inflation Protected Securities
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 31, 2026  (Unaudited)
As of March 31, 2026, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
U.S. 10 Year Treasury Note Futures	484	USD	53,747	Jun 2026	$(847,620)
U.S. 2 Year Treasury Note Futures	1,181	USD	244,993	Jun 2026	(1,656,776)
U.S. 5 Year Treasury Note Futures	651	USD	70,425	Jun 2026	105,272
U.S. Long Bond Futures	53	USD	6,035	Jun 2026	(18,311)
Short
U.S. 10 Year Treasury Ultra Futures	285	USD	32,352	Jun 2026	518,673
U.S. Ultra Bond Futures	266	USD	31,006	Jun 2026	98,303
				Net Depreciation	$(1,800,459)
As of March 31, 2026, the Fund held the following centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
1-day SOFR	Annually	3.17%	Annually	USD	10,710	08/31/2027	$51,425	$(48,173)	$99,598
1-day SOFR	Annually	3.06%	Annually	USD	32,990	08/31/2027	193,927	(87,220)	281,147
1-day SOFR	Annually	3.18%	Annually	USD	83,010	03/15/2028	582,264	(138,147)	720,411
1-day SOFR	Annually	3.30%	Annually	USD	72,150	08/31/2030	817,294	358,291	459,003
3.38%	Annually	1-day SOFR	Annually	USD	47,090	08/31/2031	(526,760)	(228,641)	(298,119)
3.47%	Annually	1-day SOFR	Annually	USD	16,230	08/31/2031	(116,181)	96,674	(212,855)
1-day SOFR	Annually	3.41%	Annually	USD	57,720	01/31/2033	983,406	(140,343)	1,123,749
1-day SOFR	Annually	3.81%	Annually	USD	25,960	08/31/2036	157,706	95,916	61,790
1-day SOFR	Annually	3.83%	Annually	USD	9,460	08/31/2036	39,508	(59,823)	99,331
							$2,182,589	$(151,466)	$2,334,055
As of March 31, 2026, the Fund held the following centrally cleared inflation swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
CPI-U	At Maturity	2.59%	At Maturity	USD	17,730	12/12/2029	$195,198	$141,948	$53,250
CPI-U	At Maturity	2.65%	At Maturity	USD	25,150	09/23/2030	(109,063)	(82,291)	(26,772)
CPI-U	At Maturity	2.57%	At Maturity	USD	15,740	11/28/2032	96,404	158,492	(62,088)
							$182,539	$218,149	$(35,610)
Abbreviations
CPI-U	United States of America Consumer Price Index
SOFR	Secured Overnight Financing Rate
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.40%
14,732	Air Liquide SA	$ 3,045,097
4,228	Akzo Nobel NV	243,049
28,124	Anglo American PLC	1,207,133
10,375	Antofagasta PLC	465,119
27,642	ArcelorMittal SA	1,433,562
34,600	Asahi Kasei Corp	338,543
22,355	BASF SE	1,376,860
157,846	BHP Group Ltd	5,711,268
7,088	Boliden AB(a)	371,566
3,305	Brenntag SE	223,876
4,091	DSM-Firmenich AG	292,606
187	EMS-Chemie Holding AG	147,036
5,055	Endeavour Mining PLC	304,424
49,956	Evolution Mining Ltd	449,839
6,758	Evonik Industries AG	132,611
42,095	Fortescue Ltd	601,521
5,975	Fresnillo PLC	264,686
230	Givaudan SA	777,746
255,052	Glencore PLC	1,931,378
1,732	Holmen AB Class B	62,109
17,938	ICL Group Ltd	92,582
15,800	JFE Holdings Inc	184,975
5,600	Johnson Matthey PLC	141,402
14,600	JX Advanced Metals Corp	323,592
24,900	Kaneka Corp	762,173
51,500	Kansai Paint Co Ltd	772,057
23,500	Kemira OYJ	512,348
402,000	Kingboard Holdings Ltd	1,701,440
42,000	Kobe Steel Ltd	509,718
51,300	Kuraray Co Ltd	540,854
23,706	Lynas Rare Earths Ltd(a)	321,868
162,700	Mitsubishi Chemical Group Corp	951,165
42,400	Mitsui Chemicals Inc	512,191
23,100	Nippon Paint Holdings Co Ltd	144,850
4,200	Nippon Sanso Holdings Corp	148,925
37,500	Nippon Soda Co Ltd	844,804
126,000	Nippon Steel Corp	464,631
16,600	Nitto Denko Corp	332,070
170,487	Norsk Hydro ASA	1,817,118
35,463	Northern Star Resources Ltd	515,518
9,285	Novonesis / Novozymes Class B	551,633
577,400	Perseus Mining Ltd	2,115,440
35,621	Rio Tinto Ltd	4,047,031
28,222	Rio Tinto PLC	2,617,866
42,500	Shin-Etsu Chemical Co Ltd	1,730,550
16,900	Solvay SA	518,828
106,744	South32 Ltd	323,222
6,500	Sumitomo Metal Mining Co Ltd	378,321
1,706	Syensqo SA	99,448
3,515	Symrise AG	300,154
33,900	Tokuyama Corp	823,395
31,400	Toray Industries Inc	223,650
13,734	UPM-Kymmene OYJ	429,873
Shares		Fair Value
Basic Materials — (continued)
17,479	Yara International ASA	$ 1,021,725
		46,155,446
Communications — 4.85%
23,045	Airtel Africa PLC(b)	106,207
22,594	Auto Trader Group PLC(b)	141,387
625,814	BT Group PLC	1,753,042
10,587	CAR Group Ltd	169,004
4,827	Delivery Hero SE(a)(b)	89,692
93,495	Deutsche Telekom AG	3,489,556
4,103	Elisa OYJ	199,860
65,817	Grab Holdings Ltd Class A(a)	240,890
91,000	HKT Trust & HKT Ltd	142,205
33,510	Informa PLC	336,473
23,900	IPSOS SA	944,060
140,900	KDDI Corp	2,399,067
101,098	Koninklijke KPN NV	563,485
77,200	LY Corp	186,140
427,600	M3 Inc(a)	4,389,044
37,700	Metropole Television SA	505,911
5,500	MonotaRO Co Ltd	59,617
230,792	Nokia OYJ	1,851,427
116,000	NOS SGPS SA	733,413
1,293,300	NTT Inc	1,293,903
45,996	Orange SA	943,063
13,006	Pearson PLC	171,434
50,039	Prosus NV	2,316,595
12,195	Publicis Groupe SA	1,009,379
35,600	Rakuten Group Inc(a)	166,414
49,891	Scout24 SE(b)	3,849,526
10,008	Sea Ltd ADR(a)	828,763
183,500	Singapore Telecommunications Ltd	705,056
718,900	SoftBank Corp	961,977
93,500	SoftBank Group Corp	2,276,702
3,948	Spotify Technology SA(a)	1,914,425
654	Swisscom AG	548,813
13,007	Tele2 AB Class B	269,212
462,644	Telecom Italia SpA(a)	343,680
153,779	Telefonaktiebolaget LM Ericsson Class B	1,753,117
94,815	Telefonica SA	414,868
14,669	Telenor ASA	257,994
32,700	Television Francaise 1 SA	265,890
65,475	Telia Co AB	335,446
96,818	Telstra Group Ltd	357,414
130,900	Tencent Holdings Ltd	8,256,175
2,137,466	Vodafone Group PLC	3,222,608
11,100	ZOZO Inc	77,732
		50,840,666
Consumer, Cyclical — 13.23%
5,009	Accor SA	240,249
6,944	AddTech AB Class B	238,283
4,412	adidas AG	714,115
11,100	Aisin Corp	156,378
11,155	Amadeus IT Group SA	637,855

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
5,300	ANA Holdings Inc	$ 94,919
13,362	Aristocrat Leisure Ltd	424,715
17,400	Asics Corp	467,801
38,828	Associated British Foods PLC	971,691
2,506	Avolta AG	150,251
14,700	Bandai Namco Holdings Inc	362,655
36,681	Barratt Redrow PLC	127,530
18,681	Bayerische Motoren Werke AG	1,728,127
92,000	Betsson AB Class B	982,138
29,400	Bridgestone Corp	612,645
7,346	Bunzl PLC	220,957
13,705	Cie Financiere Richemont SA Class A	2,419,839
33,869	Cie Generale des Etablissements Michelin SCA	1,160,320
106,500	Citizen Watch Co Ltd	1,153,321
181,450	CK Hutchison Holdings Ltd	1,392,815
284,696	Clicks Group Ltd	4,870,096
42,204	Compass Group PLC	1,176,959
2,907	Continental AG	202,930
1,615	CTS Eventim AG & Co KGaA	94,592
50,754	Daimler Truck Holding AG	2,499,434
14,200	Daiwa House Industry Co Ltd	445,496
8,100	Daiwabo Holdings Co Ltd	159,480
45,700	Denso Corp	572,991
13,383	Deutsche Lufthansa AG	113,967
443	D'ieteren Group	82,023
29,294	Dollarama Inc	3,595,259
2,962	Dr Ing hc F Porsche AG	134,933
14,830	Entain PLC	111,369
3,467	Evolution AB(b)	217,896
19,100	Exedy Corp	682,024
4,800	Fast Retailing Co Ltd	1,896,511
3,257	Ferrari NV	1,105,118
57,900	Frasers Group PLC(a)	491,996
54,000	Galaxy Entertainment Group Ltd	244,074
12,874	H & M Hennes & Mauritz AB Class B	240,858
106,800	Harvey Norman Holdings Ltd	366,901
795	Hermes International SCA	1,506,017
322,957	Honda Motor Co Ltd	2,613,876
2,600	Hornbach Holding AG & Co KGaA	245,360
15,700	HUGO BOSS AG	679,593
29,367	IMCD NV	3,073,152
27,561	Industria de Diseno Textil SA	1,604,300
239,343	International Consolidated Airlines Group SA	1,000,259
96,700	Isuzu Motors Ltd	1,392,554
150,700	ITOCHU Corp	1,916,978
49,800	Japan Airlines Co Ltd	813,055
44,500	Jardine Cycle & Carriage Ltd	1,202,432
79,091	JD Sports Fashion PLC	74,993
83,600	JVCKenwood Corp	593,993
3,400	Kaufman & Broad SA	111,937
Shares		Fair Value
Consumer, Cyclical — (continued)
1,907	Kering SA	$ 579,089
420,689	Kingfisher PLC	1,599,028
3,400	Kohnan Shoji Co Ltd	88,200
23,400	Komeri Co Ltd	522,480
49,207	Lottery Corp Ltd	183,766
15,919	LVMH Moet Hennessy Louis Vuitton SE	8,702,157
36,300	Marubeni Corp	1,327,925
8,800	MatsukiyoCocokara & Co	140,064
48,941	Mercedes-Benz Group AG	3,008,070
81,700	Mitsubishi Corp	2,802,798
62,800	Mitsui & Co Ltd	2,427,388
5,664	Moncler SpA	341,023
156,000	Nagase & Co Ltd	1,160,107
2,953	Next PLC	498,706
50,300	NGK Corp	1,296,364
32,200	NHK Spring Co Ltd	513,446
27,900	Nintendo Co Ltd	1,592,690
59,600	Nissan Motor Co Ltd(a)	129,175
12,200	Niterra Co Ltd	575,249
11,500	Nitori Holdings Co Ltd	182,706
45,100	Okamura Corp	710,384
28,800	Oriental Land Co Ltd	490,170
45,900	Pan Pacific International Holdings Corp	280,002
57,200	Panasonic Holdings Corp	959,322
2,171	Pandora A/S	155,170
173,500	Pets at Home Group PLC	420,056
185,500	Pirelli & C SpA(b)	1,283,565
3,681	Porsche Automobil Holding SE	134,789
294,554	Qantas Airways Ltd	1,730,285
6,894	Rational AG	5,057,811
5,209	Renault SA	178,586
26,140	Rexel SA	1,035,829
51,965	Ryanair Holdings PLC	1,462,918
13,600	Ryohin Keikaku Co Ltd	290,219
71,600	Sands China Ltd	152,604
40,500	Sankyo Co Ltd	500,967
26,000	Sanrio Co Ltd	161,649
9,900	Sekisui Chemical Co Ltd	166,208
13,900	Sekisui House Ltd	311,458
6,098	SGH Ltd	173,494
1,900	Shimano Inc	198,365
37,800	Singapore Airlines Ltd	194,923
2,309	Sodexo SA	118,526
28,300	Sojitz Corp	1,120,592
154,900	Sony Group Corp	3,228,540
37,100	Stanley Electric Co Ltd	681,221
116,511	Stellantis NV	846,635
50,500	Subaru Corp	813,625
72,500	Sumitomo Corp	2,712,883
18,200	Sumitomo Electric Industries Ltd	1,034,126
94,200	Sumitomo Forestry Co Ltd	857,094
50,300	Super Retail Group Ltd	449,728
40,800	Suzuki Motor Corp	497,300
600	Swatch Group AG	132,457
165,600	Toei Animation Co Ltd	2,726,367

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
13,500	Toho Co Ltd	$ 141,801
42,100	Tokmanni Group Corp	351,166
8,300	Tokyo Gas Co Ltd	390,897
44,877	Toromont Industries Ltd	6,282,973
69,100	Toyota Boshoku Corp	1,083,302
900	Toyota Industries Corp(a)	116,388
340,800	Toyota Motor Corp	7,084,329
17,100	Toyota Tsusho Corp	662,741
39,700	Traton SE	1,456,289
6,800	Tsuruha Holdings Inc	106,281
207,066	Universal Music Group NV	4,019,341
13,900	Valor Holdings Co Ltd	324,052
85,923	Volvo AB Class B	2,825,090
67,100	VTech Holdings Ltd	508,071
28,723	Wesfarmers Ltd	1,466,481
4,344	Whitbread PLC	133,498
19,600	Yamaha Motor Co Ltd	141,598
22,900	Yokohama Rubber Co Ltd	878,635
621,000	Yue Yuen Industrial Holdings Ltd	1,211,440
6,348	Zalando SE(a)(b)	155,087
2,400	Zensho Holdings Co Ltd	140,119
		138,807,888
Consumer, Non-Cyclical — 20.39%
39,900	Adecco Group AG	959,683
624	Adyen NV(a)(b)	624,534
56,000	Aeon Co Ltd	669,533
22,000	Ajinomoto Co Inc	621,967
12,305	Alcon AG	930,138
24,959	Anheuser-Busch InBev SA	1,726,824
17,700	Arcs Co Ltd	421,575
7,228	Argenx SE(a)	5,245,667
38,100	Asahi Group Holdings Ltd	380,414
168,800	Astellas Pharma Inc	2,751,747
39,158	AstraZeneca PLC	7,655,865
18,100	Austevoll Seafood ASA	194,791
8,913	Ayvens SA	105,086
92	Barry Callebaut AG	161,791
69,119	Bayer AG	3,198,721
2,228	Beiersdorf AG	200,270
1,010	BioMerieux	107,903
34,965	Brambles Ltd	548,751
71,683	British American Tobacco PLC	4,160,853
8,775	Bureau Veritas SA	262,649
2,488	Carlsberg AS Class B	309,095
61,349	Carrefour SA	1,135,935
25	Chocoladefabriken Lindt & Spruengli AG	738,319
16,800	Chugai Pharmaceutical Co Ltd	926,495
92,300	Cloetta AB Class B	517,238
5,422	Coca-Cola Europacific Partners PLC	491,613
5,417	Coca-Cola HBC AG	304,990
1,688	Cochlear Ltd	198,628
34,566	Coles Group Ltd	524,185
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
49,771	Coloplast A/S Class B	$ 3,390,347
12,228	CSL Ltd	1,201,022
10,400	Dai Nippon Printing Co Ltd	189,488
47,000	Daiichi Sankyo Co Ltd	840,861
16,001	Danone SA	1,278,600
16,010	Davide Campari-Milano NV	114,387
1,649	Demant A/S(a)	49,971
227,213	Diageo PLC	4,223,989
6,700	Eisai Co Ltd	209,756
28,619	EssilorLuxottica SA	6,668,978
35,134	Essity AB Class B	905,502
2,724	Eurofins Scientific SE	198,769
179,393	Experian PLC	6,203,583
524	Financiere de Tubize SA	129,987
548,400	First Resources Ltd	1,239,291
16,587	Fisher & Paykel Healthcare Corp Ltd	359,664
5,322	Fresenius Medical Care AG	241,181
11,102	Fresenius SE & Co KGaA	576,150
27,600	FUJIFILM Holdings Corp	525,936
24,075	Galderma Group AG	4,731,552
1,590	Genmab A/S(a)	428,221
8,949	Grifols SA	93,625
254,690	GSK PLC	7,012,115
223,026	Haleon PLC	1,103,452
3,649	Heineken Holding NV	259,687
7,254	Heineken NV	557,968
2,931	Henkel AG & Co KGaA	210,536
24,400	Hikma Pharmaceuticals PLC	409,491
92,863	Imperial Brands PLC	3,764,136
250,200	Inghams Group Ltd	343,735
43,745	Intercontinental Hotels Group	5,545,554
3,671	Intertek Group PLC	178,528
5,131	Ipsen SA	958,905
325,666	J Sainsbury PLC	1,460,393
29,700	Japan Tobacco Inc	1,139,407
4,141	JDE Peet's NV	153,026
7,082	Jeronimo Martins SGPS SA	169,341
43,700	Kanamoto Co Ltd	1,218,252
11,700	Kao Corp	455,453
4,252	Kerry Group PLC Class A	338,545
7,836	Kesko OYJ Class B	174,025
14,200	Kikkoman Corp	128,918
20,100	Kirin Holdings Co Ltd	319,714
86,012	Koninklijke Ahold Delhaize NV	4,005,529
18,894	Koninklijke Philips NV	516,796
5,900	Kyowa Kirin Co Ltd	96,560
6,460	Lifco AB Class B	195,430
1,754	Lonza Group AG	1,125,224
19,600	Loomis AB	895,334
6,110	L'Oreal SA	2,494,667
8	Lotus Bakeries NV	90,327
12,851	Magnum Ice Cream Co NV(a)	188,793
55,960	Marks & Spencer Group PLC	252,064
38,600	Megmilk Snow Brand Co Ltd	787,943
3,371	Merck KGaA	428,300
360,700	Mitie Group PLC	805,884
10,876	Mowi ASA	247,361

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
65,057	Nestle SA	$ 6,381,510
23,800	Nippon Shinyaku Co Ltd	782,941
305	NMC Health PLC(a)(c)	20
98,205	Novartis AG	15,073,921
289,746	Novo Nordisk A/S Class B	10,603,109
28,700	Olympus Corp	273,434
66,700	Ono Pharmaceutical Co Ltd	1,070,536
2,638	Orion OYJ Class B	213,221
19,246	Orkla ASA	242,204
10,700	Otsuka Holdings Co Ltd	759,388
34,051	Pernod Ricard SA	2,532,108
4,755	QIAGEN NV	190,390
2,465	Randstad NV	64,336
16,223	Reckitt Benckiser Group PLC	1,090,404
2,806	Recordati Industria Chimica e Farmaceutica SpA	160,668
138,700	Recruit Holdings Co Ltd	6,043,155
231,634	RELX PLC	7,688,688
64,078	Rentokil Initial PLC	397,576
24,144	Roche Holding AG	9,647,927
1,736	Salmar ASA	101,296
10,348	Sandoz Group AG	810,775
66,688	Sanofi SA	6,440,080
58,000	Santen Pharmaceutical Co Ltd	652,525
722	Sartorius Stedim Biotech	140,619
49,900	Scandinavian Tobacco Group A/S(b)	525,612
10,400	Secom Co Ltd	396,144
53,115	Securitas AB Class B	889,566
51,800	Seven & i Holdings Co Ltd	696,692
4,030	SGS SA	424,718
93,000	Shionogi & Co Ltd	2,057,248
10,500	Shiseido Co Ltd	214,517
8,590	Siemens Healthineers AG(b)	366,503
128,157	Sigma Healthcare Ltd	236,829
19,055	Smith & Nephew PLC	301,778
2,800	Societe BIC SA	175,228
174,000	Sonae SGPS SA	386,466
11,253	Sonic Healthcare Ltd	159,891
1,339	Sonova Holding AG	305,310
2,920	Straumann Holding AG	305,500
10,530	Sunbelt Rentals Holdings Inc	685,398
3,000	Suntory Beverage & Food Ltd	84,720
4,883	Swedish Orphan Biovitrum AB(a)	204,649
14,300	Sysmex Corp	124,709
40,200	Takeda Pharmaceutical Co Ltd	1,480,481
34,400	Terumo Corp	462,156
325,919	Tesco PLC	2,047,965
38,300	Teva Pharmaceutical Industries Ltd(a)	1,149,091
28,374	Teva Pharmaceutical Industries Ltd Sponsored ADR(a)	854,625
6,400	TOPPAN Holdings Inc	168,798
76,793	Transurban Group	749,104
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
3,240	UCB SA	$ 976,206
31,800	Unicharm Corp	186,446
161,832	Unilever PLC	9,050,925
460,000	United Laboratories International Holdings Ltd	570,154
6,531	Verisure PLC(a)	67,796
2,329,443	WH Group Ltd(b)	3,061,906
38,900	Wilmar International Ltd	116,870
16,000	Wise PLC Class A(a)	192,567
47,894	Wolters Kluwer NV	3,577,137
30,144	Woolworths Group Ltd	761,204
107,600	Zigup PLC	544,038
		213,827,291
Diversified — 0.03%
4,000	Jardine Matheson Holdings Ltd	277,000
Energy — 4.48%
8,529	Aker BP ASA	315,308
35,556	APA Group	244,935
15,167	Bollore SE	86,726
584,961	BP PLC	4,577,591
160,300	ENEOS Holdings Inc	1,444,325
96,634	Eni SpA	2,747,684
73,656	Equinor ASA	3,138,069
11,486	Galp Energia SGPS SA	275,408
16,200	Idemitsu Kosan Co Ltd	159,044
70,600	Inpex Corp	2,088,313
10,288	Neste OYJ	334,336
205,800	New Hope Corp Ltd	840,717
21,267	OMV AG	1,555,902
150,129	Repsol SA	4,225,922
31,300	Rubis SCA	1,268,358
86,721	Santos Ltd	474,672
252,018	Shell PLC	11,670,522
104,530	TotalEnergies SE	9,593,196
25,788	Vestas Wind Systems A/S	778,048
47,600	Woodside Energy Group Ltd	1,129,907
		46,948,983
Financial — 24.82%
25,506	3i Group PLC	830,920
68,005	ABN AMRO Bank NV(b)	2,155,824
6,879	Admiral Group PLC	287,535
205,318	Aegon Ltd	1,501,544
10,437	AerCap Holdings NV	1,431,748
11,062	Ageas SA	814,311
792,372	AIA Group Ltd	8,804,305
51,568	AIB Group PLC	550,497
6,000	AL Sydbank	482,233
11,014	Allianz SE	4,651,440
1,705	Amundi SA(b)	146,525
75,255	ANZ Group Holdings Ltd	1,892,306
21,087	Aon PLC Class A	6,806,462
15,176	ASR Nederland NV	1,044,825
4,960	ASX Ltd	179,961

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
Financial — (continued)
77,807	Aviva PLC	$ 624,219
90,935	AXA SA	4,178,625
925	Azrieli Group Ltd	124,081
6,339	Banca Mediolanum SpA	128,436
51,588	Banca Monte dei Paschi di Siena SpA	450,135
238,580	Banco Bilbao Vizcaya Argentaria SA	5,153,250
28,970	Banco BPM SpA	402,989
687,618	Banco Comercial Portugues SA Class R	669,721
120,864	Banco de Sabadell SA	432,973
564,946	Banco Santander SA	6,333,481
31,008	Bank Hapoalim BM	728,223
80,581	Bank Leumi Le-Israel BM	1,802,021
78,752	Bank of Ireland Group PLC	1,428,824
16,136	Bankinter SA	255,553
935	Banque Cantonale Vaudoise	152,073
591,486	Barclays PLC	3,095,115
11,845	BAWAG Group AG(b)	1,800,775
54,575	BNP Paribas SA	5,199,037
98,000	BOC Hong Kong Holdings Ltd	540,667
35,587	BPER Banca SpA	466,378
99,715	CaixaBank SA	1,195,355
87,900	CapitaLand Ascendas REIT	169,643
151,988	CapitaLand Integrated Commercial Trust REIT	272,554
66,500	Capitaland Investment Ltd	141,552
12,400	Chiba Bank Ltd	160,513
48,000	CK Asset Holdings Ltd	274,646
42,964	Commerzbank AG	1,567,305
42,256	Commonwealth Bank of Australia	4,948,467
237,608	Computershare Ltd	4,686,217
961	Covivio SA REIT	57,433
78,543	Credit Agricole SA	1,465,961
55,300	Credit Saison Co Ltd	1,445,521
5,869	CVC Capital Partners PLC	76,622
185,800	Daiichi Life Group Inc	1,713,447
8,000	Daito Trust Construction Co Ltd	187,473
30,900	Daiwa Securities Group Inc	292,790
62,576	Danske Bank A/S	3,083,907
72,130	DBS Group Holdings Ltd	3,209,794
142,735	Deutsche Bank AG	4,247,826
4,734	Deutsche Boerse AG	1,386,810
54,376	DNB Bank ASA	1,701,352
12,900	EQT AB	400,257
14,514	Erste Group Bank AG	1,567,886
2,091	Euronext NV(b)	335,778
2,669	EXOR NV	204,307
19,721	Fastighets AB Balder Class B(a)	115,498
14,835	FinecoBank Banca Fineco SpA	330,061
1,472	Futu Holdings Ltd ADR(a)	201,311
1,177	Gecina SA REIT	92,867
21,666	Generali	871,660
Shares		Fair Value
Financial — (continued)
179,845	Gjensidige Forsikring ASA	$ 4,704,510
50,478	Goodman Group REIT	906,257
2,181	Groupe Bruxelles Lambert NV	198,394
1,572	Hannover Rueck SE	494,241
214,712	HDFC Bank Ltd ADR	5,342,035
223,400	Helia Group Ltd	819,349
2,048	Helvetia Baloise Holding AG	530,043
36,000	Henderson Land Development Co Ltd	133,747
130,900	Hong Kong Exchanges & Clearing Ltd	6,603,643
28,600	Hongkong Land Holdings Ltd	232,804
616,299	HSBC Holdings PLC	10,119,508
11,300	Hulic Co Ltd	131,719
39,615	IG Group Holdings PLC	753,836
3,160	Industrivarden AB Class A	157,388
3,423	Industrivarden AB Class C	169,674
24,801	Infratil Ltd	167,230
133,614	ING Groep NV	3,468,193
58,478	Insurance Australia Group Ltd	296,146
350,770	Intesa Sanpaolo SpA	2,121,427
73,500	Investec PLC	566,012
4,030	Investment AB Latour Class B	86,876
46,005	Investor AB Class B	1,742,427
31,851	Israel Discount Bank Ltd Class A	321,626
23,900	Japan Exchange Group Inc	279,104
46,700	Japan Post Bank Co Ltd	761,688
149,400	Japan Post Holdings Co Ltd	1,725,041
15,600	Japan Post Insurance Co Ltd	157,335
13,672	Julius Baer Group Ltd	1,005,630
6,100	Jyske Bank A/S	837,057
7,500	KBC Ancora	614,233
5,601	KBC Group NV	685,521
25,591	Klepierre SA REIT	960,747
1,921	L E Lundbergforetagen AB Class B	109,216
18,729	Land Securities Group PLC REIT	138,024
2,005	LEG Immobilien SE	130,971
137,804	Legal & General Group PLC	452,683
70,567	Link REIT	327,065
3,130,090	Lloyds Banking Group PLC	3,878,678
72,311	London Stock Exchange Group PLC	8,537,064
56,506	M&G PLC	205,178
9,101	Macquarie Group Ltd	1,292,860
130,578	Mapfre SA	581,923
170,300	Mebuki Financial Group Inc	1,328,142
67,104	Medibank Pvt Ltd	203,042
39,900	Mediobanca Banca di Credito Finanziario SpA	776,400
26,400	Mitsubishi Estate Co Ltd	732,771
110,200	Mitsubishi HC Capital Inc	988,832
284,200	Mitsubishi UFJ Financial Group Inc	4,812,624
65,800	Mitsui Fudosan Co Ltd	701,457

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
Financial — (continued)
4,125	Mizrahi Tefahot Bank Ltd	$ 301,441
62,900	Mizuho Financial Group Inc	2,546,429
32,500	MS&AD Insurance Group Holdings Inc	848,106
6,348	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,009,043
77,344	National Australia Bank Ltd	2,237,228
532,801	NatWest Group PLC	3,945,510
225	Nippon Building Fund Inc REIT	188,928
24,338	NN Group NV	1,900,708
273,200	Nomura Holdings Inc	2,151,187
148,037	Nordea Bank Abp	2,549,086
72,100	ORIX Corp	2,139,305
87,000	Oversea-Chinese Banking Corp Ltd	1,490,115
6,444	Partners Group Holding AG	6,945,607
6,107	Phoenix Financial Ltd	326,078
16,900	Plus500 Ltd	914,846
64,159	Prudential PLC	891,575
141,168	QBE Insurance Group Ltd	2,083,183
3,443	Raiffeisen Bank International AG	147,453
1,218	REA Group Ltd	133,442
53,300	Resona Holdings Inc	608,033
22,900	Ricoh Leasing Co Ltd	845,222
6,482	Sagax AB Class B	119,609
62,595	Sampo OYJ Class A	665,772
13,200	SBI Holdings Inc	244,416
122,478	Scentre Group REIT	282,597
18,580	Schroders PLC	142,932
22,100	SCOR SE	789,866
30,453	Segro PLC REIT	260,977
22,400	Singapore Exchange Ltd	341,715
83,244	Sino Land Co Ltd	121,981
39,360	Skandinaviska Enskilda Banken AB Class A	727,329
45,869	Societe Generale SA	3,349,229
435	Sofina SA	105,630
22,100	Sompo Holdings Inc	860,314
167,900	Sony Financial Group Inc	153,806
116,197	Standard Chartered PLC	2,420,734
15,787	Standard Life PLC	142,869
57,623	Stockland REIT	172,974
118,500	Sumitomo Mitsui Financial Group Inc	3,896,319
15,800	Sumitomo Mitsui Trust Group Inc	503,335
16,200	Sumitomo Realty & Development Co Ltd	459,688
35,000	Sun Hung Kai Properties Ltd	582,779
28,689	Suncorp Group Ltd	321,967
493,700	Supermarket Income PLC REIT	516,885
130,450	Svenska Handelsbanken AB Class A	1,719,817
94,246	Swedbank AB Class A	3,212,236
68,500	Swire Pacific Ltd Class A	748,687
715	Swiss Life Holding AG	778,788
Shares		Fair Value
Financial — (continued)
2,029	Swiss Prime Site AG	$ 343,547
21,566	Swiss Re AG	3,622,597
12,100	T&D Holdings Inc	309,936
1,569	Talanx AG	194,694
46,500	Tokio Marine Holdings Inc	2,182,755
7,834	Tryg A/S	186,726
150,756	UBS Group AG	5,878,488
3,203	Unibail-Rodamco-Westfield REIT	353,375
45,384	UniCredit SpA	3,256,037
8,283	Unipol Assicurazioni SpA	192,416
69,800	United Overseas Bank Ltd	1,998,078
1,400	Valiant Holding AG	311,478
114,667	Vicinity Ltd REIT	187,067
19,973	Vonovia SE	499,576
9,204	Washington H Soul Pattinson & Co Ltd	258,659
86,366	Westpac Banking Corp	2,386,748
31,000	Wharf Holdings Ltd	85,553
44,000	Wharf Real Estate Investment Co Ltd	128,046
23,700	Yokohama Financial Group Inc	211,551
3,726	Zurich Insurance Group AG	2,633,606
		260,308,905
Industrial — 13.95%
39,252	ABB Ltd	3,191,500
733	Acciona SA	192,752
4,280	ACS Actividades de Construccion y Servicios SA	521,972
19,452	Aena SME SA(b)	573,784
1,044	Aeroports de Paris SA	127,543
5,700	AGC Inc	201,937
14,977	Airbus SE	2,831,758
7,117	Alfa Laval AB	389,300
9,600	Alstom SA(a)	274,544
49,300	Amada Co Ltd	695,300
66	AP Moller - Maersk A/S Class A	161,603
90	AP Moller - Maersk A/S Class B	224,809
228,242	Assa Abloy AB Class B	8,250,467
67,341	Atlas Copco AB Class A	1,188,355
38,815	Atlas Copco AB Class B	606,766
38,611	Auckland International Airport Ltd	176,837
76,682	BAE Systems PLC	2,247,166
11,415	Beijer Ref AB Class B	158,248
3,600	Bekaert SA	169,518
265	Belimo Holding AG	215,219
19,168	Bouygues SA	1,110,920
94,400	Brother Industries Ltd	1,747,631
2,016	Buzzi SpA	101,923
12,707	Cellnex Telecom SA(b)	408,592
20,100	Central Japan Railway Co	522,624
11,350	Cie de Saint-Gobain SA	939,721

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
Industrial — (continued)
13,500	CK Infrastructure Holdings Ltd	$ 108,259
5,138	CSG NV(a)	138,611
8,100	Daifuku Co Ltd	286,004
6,800	Daikin Industries Ltd	815,639
559	Dassault Aviation SA	208,062
48,467	Deutsche Post AG	2,554,559
56,839	Diploma PLC	4,534,306
5,194	DSV A/S	1,254,394
23,600	East Japan Railway Co	539,767
11,300	Ebara Corp	319,882
1,687	Eiffage SA	258,732
721	Elbit Systems Ltd	607,884
16,770	Epiroc AB Class A	412,825
9,610	Epiroc AB Class B	205,861
23,400	FANUC Corp	815,652
13,376	Ferrovial SE	870,199
346,000	Firstgroup PLC	760,676
400	Forbo Holding AG	373,466
3,600	Fuji Electric Co Ltd	252,188
39,000	Fujikura Ltd	1,072,579
3,761	GEA Group AG	269,732
836	Geberit AG	564,325
8,984	Getlink SE	193,865
126,501	Halma PLC	6,452,007
6,500	Hankyu Hanshin Holdings Inc	187,948
93,500	Hanwa Co Ltd	937,701
3,359	Heidelberg Materials AG	708,875
1,717	Hensoldt AG	152,385
533,030	Hexagon AB Class B	5,187,511
115,500	Hitachi Ltd	3,388,249
407	HOCHTIEF AG	185,134
12,801	Holcim AG	1,058,156
34,800	Hoya Corp	6,032,944
6,000	Ibiden Co Ltd	300,243
26,000	IHI Corp	536,458
7,119	Indutrade AB	163,231
5,357	InPost SA(a)	94,841
21,500	Jungheinrich AG	661,196
26,600	Kaga Electronics Co Ltd	636,978
10,400	Kajima Corp	396,746
11,600	Kalmar OYJ Class B	588,127
23,500	Kamigumi Co Ltd	812,414
20,000	Kawasaki Heavy Industries Ltd	376,143
8,500	Kawasaki Kisen Kaisha Ltd	143,570
38,000	Keppel Ltd	350,065
17,800	Keyence Corp	6,335,152
3,664	Kingspan Group PLC	313,310
1,620	Knorr-Bremse AG	185,089
54,600	Komatsu Ltd	2,174,204
8,395	Kone OYJ Class B	535,946
15,000	Konecranes OYJ	492,313
10,943	Kongsberg Gruppen ASA	466,464
51,100	Koninklijke BAM Groep NV	517,517
12,500	Koninklijke Heijmans N.V	1,120,446
6,500	Krones AG	882,902
24,000	Kubota Corp	384,605
Shares		Fair Value
Industrial — (continued)
1,118	Kuehne + Nagel International AG	$ 256,028
31,400	Kyocera Corp	481,473
6,780	Legrand SA	1,053,309
10,249	Leonardo SpA	697,135
15,600	Logista Integral SA	583,809
82,000	Lotes Co Ltd	5,472,446
5,000	Makita Corp	164,332
31,535	Melrose Industries PLC	213,601
15,728	Metso OYJ	272,572
8,400	MINEBEA MITSUMI Inc	139,483
48,300	Mitsubishi Electric Corp	1,579,753
81,700	Mitsubishi Heavy Industries Ltd	2,244,843
8,000	Mitsui OSK Lines Ltd	332,486
40,000	MTR Corp Ltd	163,919
1,364	MTU Aero Engines AG	497,615
42,100	Murata Manufacturing Co Ltd	944,607
28,000	NCC AB Class B	616,517
35,100	Nibe Industrier AB Class B	146,663
19,600	Nidec Corp(a)	248,885
25,200	Nippon Express Holdings Inc	569,543
28,800	Nippon Yusen KK	1,057,962
15,300	Obayashi Corp	370,573
10,724	Poste Italiane SpA(b)	252,431
6,906	Prysmian SpA	815,541
90,500	QinetiQ Group PLC	547,937
1,162	Rheinmetall AG	1,960,055
2,980	ROCKWOOL A/S Class B	82,769
212,093	Rolls-Royce Holdings PLC	3,220,764
8,048	Saab AB Class B	526,740
9,051	Safran SA	2,961,767
26,722	Sandvik AB	1,027,243
14,109	Sartorius AG	3,530,325
1,638	Schindler Holding AG	530,304
13,827	Schneider Electric SE	3,766,239
4,200	SCREEN Holdings Co Ltd	250,222
5,500	Seibu Holdings Inc	153,663
5,300	Shimadzu Corp	125,943
12,600	Shimizu Corp	226,058
19,191	Siemens AG	4,675,604
19,673	Siemens Energy AG	3,392,617
28,700	Signify NV(b)	611,290
3,958	Sika AG	655,121
39,000	Singapore Technologies Engineering Ltd	331,002
29,030	SITC International Holdings Co Ltd	127,109
8,090	Skanska AB Class B	218,827
40,349	SKF AB Class B	972,651
1,400	SMC Corp	550,618
8,235	Smiths Group PLC	251,079
1,875	Spirax Group PLC	168,086
15,240	Stora Enso OYJ Class R	178,963
13,940	Svenska Cellulosa AB SCA Class B	161,625
3,500	Taisei Corp	362,606
51,100	TDK Corp	663,803
37,000	Techtronic Industries Co Ltd	491,369

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
Industrial — (continued)
8,700	Tenaris SA	$ 254,322
2,413	Thales SA	707,604
13,800	Tokyu Corp	162,896
29,000	Toyo Seikan Group Holdings Ltd	659,821
5,590	Trelleborg AB Class B	209,063
66,700	Tsubakimoto Chain Co	991,276
656	VAT Group AG(b)	409,240
8,000	Vicat SACA	583,932
12,597	Vinci SA	1,890,810
13,198	Wartsila OYJ Abp	491,601
11,300	West Japan Railway Co	222,718
73,800	Yangzijiang Shipbuilding Holdings Ltd	219,215
6,500	Yokogawa Electric Corp	200,874
		146,308,423
Technology — 7.72%
24,645	Accenture PLC Class A	4,886,857
19,300	Advantest Corp	2,663,529
1,159	ASM International NV	878,471
15,197	ASML Holding NV	20,208,408
1,794	BE Semiconductor Industries NV	384,266
29,800	Bell System24 Holdings Inc	274,408
41,300	Canon Inc	1,145,966
9,000	Capcom Co Ltd	190,187
9,424	Capgemini SE	1,112,023
38,590	Check Point Software Technologies Ltd(a)	5,512,582
21,000	Computacenter PLC	841,159
16,052	Dassault Systemes SE	324,962
2,300	Disco Corp	937,442
46,000	Ferrotec Corp	1,893,987
43,800	Fujitsu Ltd	895,739
2,008	Indra Sistemas SA	112,228
32,975	Infineon Technologies AG	1,495,956
4,900	Kioxia Holdings Corp(a)	639,941
2,600	Konami Group Corp	320,393
2,100	Lasertec Corp	467,405
3,853	Logitech International SA	357,807
1,096	Monday.com Ltd(a)	75,745
5,551	Nebius Group NV(a)(d)	575,972
33,400	NEC Corp	831,095
1,407	Nemetschek SE	105,329
9,900	Nexon Co Ltd	186,483
1,337	Nice Ltd(a)	147,616
9,400	Nomura Research Institute Ltd	257,256
791	Nova Ltd(a)	349,312
9,000	Obic Co Ltd	218,443
900	Oracle Corp Japan	48,809
6,800	Otsuka Corp	130,184
341,000	PAX Global Technology Ltd	186,999
1,472	Pro Medicus Ltd	121,318
44,500	Renesas Electronics Corp	636,227
25,794	Sage Group PLC	288,961
60,963	SAP SE	10,393,183
Shares		Fair Value
Technology — (continued)
77,700	Seiko Epson Corp	$ 960,621
218,800	Serco Group PLC	824,786
3,100	Sopra Steria Group	434,095
16,427	STMicroelectronics NV	558,991
26,902	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	9,091,531
87,400	TeamViewer SE(a)	453,066
3,800	Tieto OYJ	83,124
4,800	TIS Inc	102,631
11,300	Tokyo Electron Ltd	2,807,496
695,100	TOTVS SA	4,700,783
2,843	Tower Semiconductor Ltd(a)	502,857
5,933	WiseTech Global Ltd	160,076
4,092	Xero Ltd(a)	216,262
		80,992,967
Utilities — 2.48%
474,900	A2A SpA	1,344,743
658	BKW AG	129,731
113,100	Centrica PLC	320,083
15,400	Chubu Electric Power Co Inc	253,898
38,500	CLP Holdings Ltd	362,473
22,412	Contact Energy Ltd	119,131
167,700	Drax Group PLC	1,980,708
57,588	E.ON SE	1,261,268
8,400	EDP Renovaveis SA	134,635
74,464	EDP SA	394,043
28,700	Electric Power Development Co Ltd	790,429
925	Elia Group SA	142,080
29,958	Endesa SA	1,249,347
206,086	Enel SpA	2,253,114
46,938	Engie SA	1,512,700
11,470	Fortum OYJ	293,321
500	Hikari Tsushin Inc	127,206
287,000	Hong Kong & China Gas Co Ltd	261,070
161,953	Iberdrola SA	3,707,796
179,800	Iren SpA	508,638
15,399	Italgas SpA	179,384
25,200	Kansai Electric Power Co Inc	418,977
26,948	Meridian Energy Ltd	86,263
125,285	National Grid PLC	2,113,976
6,908	Naturgy Energy Group SA	206,802
43,630	Origin Energy Ltd	375,443
14,413	Orsted A/S(a)(b)	357,428
8,300	Osaka Gas Co Ltd	336,188
38,000	Power Assets Holdings Ltd	296,475
11,832	Redeia Corp SA	200,557
15,666	RWE AG	1,053,996
20,300	Sembcorp Industries Ltd	105,421
7,374	Severn Trent PLC	302,335
48,897	Snam SpA	370,418
29,810	SSE PLC	1,030,087
35,076	Terna-Rete Elettrica Nazionale	401,181
18,716	United Utilities Group PLC	326,209

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
Utilities — (continued)
16,301	Veolia Environnement SA	$ 620,843
1,700	Verbund AG	129,913
		26,058,310
TOTAL COMMON STOCK — 96.35% (Cost $840,527,230)		$1,010,525,879
PREFERRED STOCK
Consumer, Cyclical — 0.15%
1,521	Bayerische Motoren Werke AG	140,012
14,560	Volkswagen AG	1,489,386
		1,629,398
Consumer, Non-Cyclical — 0.08%
10,526	Henkel AG & Co KGaA	813,129
TOTAL PREFERRED STOCK — 0.23% (Cost $3,012,411)		$2,442,527
RIGHTS
Communications — 0.00%(e)
462,644	Telecom Italia SpA(a)	6
Financial — 0.00%(e)
2,461	CapitaLand Ascendas REIT(a)	230
TOTAL RIGHTS — 0.00% (Cost $305)		$236
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
517,904	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(f), 3.60%(g)	$ 517,904
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.05% (Cost $517,904)		$517,904
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 1.26%
13,313,600	U.S. Treasury Bills(h) 3.63%, 06/04/2026	13,228,374
TOTAL SHORT TERM INVESTMENTS — 1.26% (Cost $13,228,374)		$13,228,374
TOTAL INVESTMENTS — 97.89% (Cost $857,286,224)		$1,026,714,920
OTHER ASSETS & LIABILITIES, NET — 2.11%		$22,107,800
TOTAL NET ASSETS — 100.00%		$1,048,822,720

(a)	Non-income producing security.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2026, the aggregate fair value of 144A securities was $17,473,582, representing 1.67% of net assets.
(c)	Security is fair valued using significant unobservable inputs.
(d)	All or a portion of the security is on loan as of March 31, 2026.
(e)	Represents less than 0.005% of net assets.
(f)	Collateral received for securities on loan.
(g)	Rate shown is the 7-day yield as of March 31, 2026.
(h)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
As of March 31, 2026, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized (Depreciation)
Long
MSCI EAFE Index Futures	135	USD	19,582	Jun 2026	$(9,485)
				Net Depreciation	$(9,485)
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
As of March 31, 2026 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CGM	USD	590,982	CHF	466,000	04/09/2026	$7,562
CGM	USD	76,712	EUR	66,185	04/02/2026	203
CGM	USD	27,673	EUR	23,853	05/08/2026	48
CGM	USD	25,200	GBP	18,613	04/09/2026	565
CGM	USD	30,109	GBP	22,256	04/10/2026	652
CGM	USD	5,575	JPY	850,680	04/24/2026	203
CGM	USD	7,940	JPY	1,234,540	05/12/2026	131
CGM	USD	13,614	JPY	2,159,850	06/05/2026	(71)
CGM	USD	7,072	NOK	68,255	04/10/2026	22
CGM	USD	57,431	SEK	534,756	04/01/2026	943
CGM	USD	2,101	SGD	2,708	04/30/2026	(10)
MEL	USD	14,046	AUD	20,022	04/02/2026	232
MEL	USD	6,956	AUD	9,730	04/09/2026	243
MEL	USD	4,893	AUD	6,908	04/13/2026	127
MEL	USD	2,188	AUD	3,105	04/15/2026	46
MEL	USD	18,204	AUD	25,835	04/17/2026	381
MEL	USD	3,892	EUR	3,394	04/08/2026	(34)
MEL	USD	1,282,876	EUR	1,093,000	04/09/2026	18,917
MEL	USD	8,307	EUR	7,214	04/14/2026	(38)
MEL	USD	3,736	GBP	2,787	04/23/2026	47
MEL	USD	10,388	GBP	7,797	04/30/2026	69
MEL	USD	64,191	GBP	48,180	05/05/2026	426
MEL	USD	45,567	GBP	34,050	05/07/2026	503
MEL	USD	11,735	GBP	8,779	05/08/2026	116
MEL	USD	27,279	GBP	20,385	05/14/2026	301
MEL	USD	1,599	HKD	12,486	04/23/2026	4
MEL	USD	2,673	ILS	8,358	04/09/2026	14
MEL	USD	38,640	JPY	5,985,530	04/01/2026	926
MEL	USD	3,181	JPY	495,040	05/01/2026	52
MEL	USD	63,940	JPY	10,170,250	05/26/2026	(449)
MEL	USD	7,816	JPY	1,243,040	05/27/2026	(55)
MEL	USD	30,102	JPY	4,760,680	05/28/2026	(42)
MEL	USD	17,388	JPY	2,765,067	05/29/2026	(121)
MEL	USD	51,075	JPY	8,119,114	06/02/2026	(356)
MEL	USD	25,644	JPY	4,076,175	06/03/2026	(179)
MEL	USD	13,839	JPY	2,199,567	06/04/2026	(97)
MEL	USD	27,912	JPY	4,435,856	06/05/2026	(194)
MEL	USD	29,932	JPY	4,755,707	06/08/2026	(208)
MEL	USD	11,223	JPY	1,783,045	06/09/2026	(78)
MEL	USD	6,057	JPY	962,157	06/10/2026	(42)
MEL	USD	16,543	JPY	2,627,579	06/12/2026	(115)
MEL	USD	7,256	JPY	1,145,375	06/16/2026	(8)
MEL	USD	74,733	JPY	11,859,960	06/22/2026	(517)
MEL	USD	88,855	JPY	14,100,140	06/23/2026	(619)
MEL	USD	75,713	JPY	12,013,559	06/24/2026	(526)
MEL	USD	43,386	JPY	6,883,555	06/25/2026	(301)
MEL	USD	40,809	JPY	6,474,110	06/26/2026	(283)
MEL	USD	56,869	JPY	9,019,817	06/29/2026	(395)
MEL	USD	175,843	JPY	27,887,809	06/30/2026	(1,223)
MEL	USD	39,065	JPY	6,184,515	07/21/2026	(269)
MEL	USD	11,897	SEK	111,815	04/02/2026	84
MEL	USD	3,770	SEK	35,547	04/07/2026	13
MEL	USD	19,785	SEK	188,043	04/09/2026	(89)
					Net Appreciation	$26,511
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar
Abbreviations
CGM	Citigroup Global Markets
MEL	Mellon Capital
Summary of Investments by Country as of March 31, 2026.
Country:	Fair Value	Percentage of Fund Investments
Japan	$201,850,277	19.66%
United Kingdom	161,105,862	15.69
France	91,102,243	8.87
Germany	84,952,349	8.27
Switzerland	78,803,226	7.68
Netherlands	62,223,868	6.06
Australia	50,766,384	4.94
Sweden	41,820,079	4.07
Hong Kong	30,783,588	3.00
Spain	28,821,382	2.81
Denmark	23,462,133	2.29
Italy	22,016,578	2.14
Ireland	16,616,281	1.62
Taiwan	14,563,977	1.42
United States	14,431,676	1.41
Norway	14,208,192	1.38
Israel	13,810,609	1.34
Singapore	12,938,393	1.26
Finland	10,217,082	0.99
Canada	9,878,232	0.96
China	8,475,390	0.83
Belgium	6,353,329	0.62
South Africa	5,436,107	0.53
India	5,342,035	0.52
Austria	5,201,930	0.51
Brazil	4,700,783	0.46
Portugal	2,628,392	0.26
Luxembourg	1,963,275	0.19
New Zealand	1,125,387	0.11
Chile	465,119	0.05
Mexico	264,686	0.03
Macau	152,604	0.01
Czech Republic	138,611	0.01
Poland	94,841	0.01
United Arab Emirates	20	0.00
Total	$1,026,714,920	100.00%
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 1.86%
1,298	Air Products & Chemicals Inc	$ 377,056
617	Albemarle Corp	110,770
1,060	CF Industries Holdings Inc	137,631
3,879	Dow Inc	161,560
2,414	DuPont de Nemours Inc	110,561
7,715	Eastman Chemical Co	588,809
1,604	Ecolab Inc	426,696
116,634	Ecovyst Inc(a)	1,499,913
54,608	Freeport-McMoRan Inc	3,209,858
4,912	Hawkins Inc	754,483
1,655	International Flavors & Fragrances Inc	120,070
3,406	International Paper Co	121,594
2,899	Linde PLC	1,437,208
1,580	LyondellBasell Industries NV Class A	127,285
1,611	Mosaic Co	41,081
6,567	Newmont Corp	710,878
1,430	Nucor Corp	241,813
8,649	PPG Industries Inc	924,405
1,207	Qnity Electronics Inc	139,264
1,434	Sherwin-Williams Co	459,669
18,752	Solstice Advanced Materials Inc	1,428,153
877	Steel Dynamics Inc	157,860
		13,286,617
Communications — 11.54%
2,695	Airbnb Inc Class A(a)	340,325
4,451	Alibaba Group Holding Ltd Sponsored ADR	558,422
54,687	Alphabet Inc Class A	15,725,794
44,316	Alphabet Inc Class C	12,712,488
83,654	Amazon.com Inc(a)	17,422,618
1,745	AppLovin Corp Class A(a)	694,510
6,329	Arista Networks Inc(a)	777,075
42,891	AT&T Inc	1,243,410
236	Booking Holdings Inc	993,635
878	CDW Corp	106,255
3,551	Charter Communications Inc Class A(a)(b)	766,590
2,867	Ciena Corp(a)	1,113,055
83,752	Cisco Systems Inc	6,498,318
41,874	Comcast Corp Class A	1,202,202
4,749	Corning Inc	645,721
2,340	DoorDash Inc Class A(a)	351,351
2,884	eBay Inc	262,502
823	EchoStar Corp Class A(a)	96,349
697	Expedia Group Inc	160,930
336	F5 Inc(a)	97,215
215	FactSet Research Systems Inc	46,653
1,055	Fox Corp Class A	61,612
973	Fox Corp Class B	51,666
3,076	Gen Digital Inc	57,921
883	GoDaddy Inc Class A(a)	72,998
796	Hims & Hers Health Inc(a)(b)	16,525
41	MercadoLibre Inc(a)	70,890
Shares		Fair Value
Communications — (continued)
16,708	Meta Platforms Inc Class A	$ 9,559,148
995	Motorola Solutions Inc	431,800
26,126	Netflix Inc(a)	2,512,015
1,755	News Corp Class A	43,752
809	News Corp Class B(b)	23,065
1,899	Omnicom Group Inc	143,014
4,880	Palo Alto Networks Inc(a)	782,362
1,480	Paramount Skydance Corp Class B(b)	13,350
5,433	Robinhood Markets Inc Class A(a)	376,507
62	Sea Ltd ADR(a)	5,134
443	Shopify Inc Class A(a)	52,549
12,250	T-Mobile US Inc	2,572,868
2,890	Trade Desk Inc Class A(a)	65,574
13,636	Uber Technologies Inc(a)	980,837
502	VeriSign Inc	124,677
25,739	Verizon Communications Inc	1,292,098
11,075	Walt Disney Co	1,067,408
14,823	Warner Bros Discovery Inc(a)	407,040
974	Wayfair Inc Class A(a)	73,254
		82,673,482
Consumer, Cyclical — 9.34%
1,167	Aptiv PLC(a)	81,036
28,791	Atlanta Braves Holdings Inc Class C(a)	1,229,376
129	AutoZone Inc(a)	435,734
1,071	Best Buy Co Inc	68,758
8,844	BJ's Wholesale Club Holdings Inc(a)	870,426
29,947	Blue Bird Corp(a)	1,700,690
6,163	Boot Barn Holdings Inc(a)	902,017
7,294	Carnival Corp	188,769
1,035	Carvana Co(a)(b)	325,383
7,826	Chipotle Mexican Grill Inc(a)	250,510
16,894	Churchill Downs Inc	1,517,588
5,538	Copart Inc(a)	183,862
2,717	Costco Wholesale Corp	2,707,300
10,623	Crocs Inc(a)	881,921
851	Cummins Inc	457,855
52,776	Dana Inc	1,775,912
717	Darden Restaurants Inc	140,561
990	Deckers Outdoor Corp(a)	99,089
3,931	Delta Air Lines Inc	261,333
3,277	Dollar General Corp	389,078
1,061	Dollar Tree Inc(a)	116,190
216	Domino's Pizza Inc	77,499
2,871	DR Horton Inc	393,959
6,959	Fastenal Co	322,898
24,400	Ford Motor Co	281,576
131,097	Garrett Motion Inc	2,382,033
52,607	General Motors Co	3,919,221
849	Genuine Parts Co	89,782
929	Hasbro Inc	86,954
7,711	Hilton Worldwide Holdings Inc	2,344,761
6,096	Home Depot Inc	2,004,913
17,507	Kontoor Brands Inc	1,230,567

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
2,030	Las Vegas Sands Corp	$ 109,376
24,670	La-Z-Boy Inc	792,894
1,268	Lennar Corp Class A	110,113
75,995	Levi Strauss & Co Class A	1,405,148
890	Live Nation Entertainment Inc(a)(b)	135,734
3,406	Lowe's Cos Inc	804,770
587	Lululemon Athletica Inc(a)	89,870
1,324	Marriott International Inc Class A	433,041
6,563	McDonald's Corp	2,039,715
1,048	MGM Resorts International(a)	38,786
7,259	NIKE Inc Class B	383,420
3,035	Norwegian Cruise Line Holdings Ltd(a)	56,755
19	NVR Inc(a)	125,207
5,224	O'Reilly Automotive Inc(a)	482,227
3,093	PACCAR Inc	357,241
175	Pool Corp	35,408
23,989	PulteGroup Inc	2,821,346
20,275	Pursuit Attractions & Hospitality Inc(a)	742,673
239	Ralph Lauren Corp	82,214
39,882	Resideo Technologies Inc(a)	1,344,422
1,914	Ross Stores Inc	414,630
1,611	Royal Caribbean Cruises Ltd	443,315
16,819	Rush Enterprises Inc Class A	1,111,904
64,525	Southwest Airlines Co	2,424,204
6,877	Starbucks Corp	616,110
1,313	Tapestry Inc	185,277
2,863	Target Corp	346,996
23,039	Tesla Inc(a)	8,564,748
6,802	TJX Cos Inc	1,086,279
428	TKO Group Holdings Inc	86,306
3,534	Tractor Supply Co	160,090
290	Ulta Beauty Inc(a)	151,586
1,956	United Airlines Holdings Inc(a)	180,089
11,422	VSE Corp	2,106,217
56,309	Walmart Inc	6,998,083
772	Williams-Sonoma Inc	140,759
274	WW Grainger Inc	298,882
432	Wynn Resorts Ltd	43,870
32,830	YETI Holdings Inc(a)	1,201,250
1,664	Yum! Brands Inc	258,719
		66,927,225
Consumer, Non-Cyclical — 16.60%
15,957	Abbott Laboratories	1,638,305
19,240	AbbVie Inc	4,184,508
1,818	Agilent Technologies Inc	207,216
395	Align Technology Inc(a)	67,715
1,220	Alnylam Pharmaceuticals Inc(a)	403,661
10,299	Altria Group Inc	679,631
4,956	Amgen Inc	1,743,769
15,219	ANI Pharmaceuticals Inc(a)	1,170,341
2,724	Archer-Daniels-Midland Co	198,008
11,514	AstraZeneca PLC	2,251,127
2,458	Automatic Data Processing Inc	499,416
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
123,643	Avantor Inc(a)	$ 969,361
490	Avery Dennison Corp	84,613
3,099	Baxter International Inc	52,063
11,431	Becton Dickinson & Co	1,797,296
973	Biogen Inc(a)	178,380
842	Bio-Techne Corp(b)	44,003
3,276	Block Inc(a)	197,150
28,076	Boston Scientific Corp(a)	1,761,769
8,954	Boyd Group Inc	1,144,859
17,539	Bristol-Myers Squibb Co	1,063,740
1,319	Brown-Forman Corp Class B	34,874
784	Bunge Global SA	99,725
1,444	Campbell's Co(b)	32,158
1,526	Cardinal Health Inc	322,459
33,746	CBIZ Inc(a)	906,080
1,165	Cencora Inc	365,973
2,369	Centene Corp(a)	77,561
343	Charles River Laboratories International Inc(a)	59,168
2,298	Chemed Corp	868,047
1,583	Church & Dwight Co Inc	147,726
1,568	Cigna Group	418,264
2,132	Cintas Corp	360,606
754	Clorox Co	78,137
83,798	Coca-Cola Co	6,372,838
5,034	Colgate-Palmolive Co	429,048
37,893	Collegium Pharmaceutical Inc(a)	1,253,122
18,412	Colliers International Group Inc	1,968,059
3,505	Conagra Brands Inc	55,099
80,372	Concentra Group Holdings Parent Inc	1,723,979
713	Constellation Brands Inc Class A	106,950
1,198	Cooper Cos Inc(a)	85,657
434	Corpay Inc(a)	126,290
35,488	Corteva Inc	2,970,700
7,638	CVS Health Corp	548,561
3,821	Danaher Corp	724,462
152	DaVita Inc(a)	23,361
2,353	Dexcom Inc(a)	147,768
3,737	Edwards Lifesciences Corp(a)	299,259
1,326	Elevance Health Inc	388,187
6,325	Eli Lilly & Co	5,817,545
679	Equifax Inc	122,268
1,518	Estee Lauder Cos Inc Class A	108,947
2,911	GE HealthCare Technologies Inc	207,205
3,457	General Mills Inc	128,670
15,109	Gilead Sciences Inc	2,105,741
1,263	Global Payments Inc	85,000
964	HCA Healthcare Inc	456,203
468	Henry Schein Inc(a)	34,492
10,951	Herc Holdings Inc	1,090,172
972	Hershey Co	202,069
1,144	Hologic Inc(a)	86,475
2,133	Hormel Foods Corp	48,312
757	Humana Inc	131,256
511	IDEXX Laboratories Inc(a)	287,126

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
1,210	Incyte Corp(a)	$ 113,885
6,258	Insmed Inc(a)	1,023,308
394	Insulet Corp(a)	82,677
2,369	Intuitive Surgical Inc(a)	1,092,085
967	IQVIA Holdings Inc(a)	164,912
795	J M Smucker Co	76,670
23,219	John Wiley & Sons Inc Class A	884,644
20,439	Johnson & Johnson	4,996,109
10,554	Kenvue Inc	181,951
8,861	Keurig Dr Pepper Inc	233,310
1,854	Kimberly-Clark Corp	178,855
15,745	Korn Ferry	991,148
4,428	Kraft Heinz Co	99,586
24,731	Kroger Co	1,789,535
528	Labcorp Holdings Inc	140,876
12,934	Lantheus Holdings Inc(a)	981,044
1,510	McCormick & Co Inc	76,164
5,319	McKesson Corp	4,602,850
8,056	Medtronic PLC	698,052
21,904	Merck & Co Inc	2,634,832
2,196	Moderna Inc(a)	111,557
934	Molson Coors Beverage Co Class B	40,218
7,894	Mondelez International Inc Class A	455,010
11,385	Monster Beverage Corp(a)	824,957
948	Moody's Corp	413,565
5,865	Morningstar Inc	991,478
3,589	Natera Inc(a)	717,764
24,888	Novo Nordisk A/S Sponsored ADR	914,634
112,458	NPK International Inc(a)	1,629,516
48,195	Option Care Health Inc(a)	1,297,409
5,755	PayPal Holdings Inc	260,299
37,436	Pennant Group Inc(a)	1,141,049
8,412	PepsiCo Inc	1,306,299
35,161	Pfizer Inc	987,321
37,284	Philip Morris International Inc	6,164,537
13,009	Post Holdings Inc(a)	1,286,070
33,079	Procter & Gamble Co	4,777,931
1,793	Quanta Services Inc	984,393
632	Quest Diagnostics Inc	123,859
4,294	Regeneron Pharmaceuticals Inc	3,317,716
947	ResMed Inc	212,583
555	Revvity Inc	48,624
1,596	Rollins Inc	85,242
1,923	S&P Global Inc	817,929
18,752	Sanofi SA	1,810,886
1,107	Solventum Corp(a)	72,287
588	STERIS PLC	130,024
2,118	Stryker Corp	695,954
31,842	Supernus Pharmaceuticals Inc(a)	1,645,913
3,039	Sysco Corp	216,772
7,812	Thermo Fisher Scientific Inc	3,839,832
1,667	Tyson Foods Inc Class A	106,805
2,242	United Rentals Inc	1,633,432
11,714	UnitedHealth Group Inc	3,169,691
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
326	Universal Health Services Inc Class B	$ 58,344
879	Verisk Analytics Inc	166,790
1,576	Vertex Pharmaceuticals Inc(a)	703,747
6,968	Viatris Inc	94,138
1,913	Waters Corp(a)	569,691
451	West Pharmaceutical Services Inc	113,039
8,486	WEX Inc(a)	1,298,697
1,289	Zimmer Biomet Holdings Inc(b)	116,551
2,488	Zoetis Inc	294,106
		118,931,682
Energy — 5.14%
2,576	APA Corp	109,325
6,075	Baker Hughes Co	370,879
30,361	California Resources Corp	2,101,588
269	Cheniere Energy Inc	76,331
11,564	Chevron Corp	2,392,592
21,808	ConocoPhillips	2,878,656
4,351	Coterra Energy Inc	152,894
4,074	Devon Energy Corp	205,004
1,241	Diamondback Energy Inc	245,457
3,401	EOG Resources Inc	491,683
3,805	EQT Corp	242,150
1,340	Expand Energy Corp	147,105
62,261	Exxon Mobil Corp	10,563,201
694	First Solar Inc(a)	136,898
4,728	Halliburton Co	184,345
11,567	Kinder Morgan Inc	387,842
41,748	Kodiak Gas Services Inc	2,434,743
1,796	Marathon Petroleum Corp	438,547
4,614	Occidental Petroleum Corp	299,910
21,727	Oceaneering International Inc(a)	770,657
3,616	ONEOK Inc	326,850
2,448	Phillips 66	445,977
46,059	Shell PLC	2,132,914
8,985	SLB Ltd	461,739
1,372	Targa Resources Corp	344,002
372	Texas Pacific Land Corp	176,536
10,781	Valero Energy Corp	2,663,770
51,073	Viper Energy Inc Class A	2,399,920
59,861	WaterBridge Infrastructure LLC Class A	1,603,676
11,386	Weatherford International PLC	1,076,888
7,583	Williams Cos Inc	551,891
		36,813,970
Financial — 16.36%
3,631	Affiliated Managers Group Inc	1,004,698
2,971	Aflac Inc	325,948
14,227	Agree Realty Corp REIT(b)	1,072,431
943	Alexandria Real Estate Equities Inc REIT	43,774
11,610	Allstate Corp	2,407,217
3,335	American Express Co	1,008,771

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
Financial — (continued)
23,126	American International Group Inc	$ 1,740,231
5,540	American Tower Corp REIT	956,093
551	Ameriprise Financial Inc	244,864
29,208	Ameris Bancorp	2,277,932
1,292	Aon PLC Class A	417,032
15,092	Apollo Global Management Inc	1,681,551
2,349	Arch Capital Group Ltd(a)	225,481
1,266	Ares Management Corp Class A	138,121
1,541	Arthur J Gallagher & Co	333,750
329	Assurant Inc	71,659
913	AvalonBay Communities Inc REIT	149,139
12,796	Bancorp Inc(a)	687,529
105,963	Bank of America Corp	5,165,696
4,134	Bank of New York Mellon Corp	490,416
12,797	Berkshire Hathaway Inc Class B(a)	6,132,322
2,326	Blackrock Inc	2,236,937
4,487	Blackstone Inc	515,960
1,828	Brown & Brown Inc	119,204
1,161	BXP Inc REIT(b)	60,256
726	Camden Property Trust REIT	70,901
19,068	Capital One Financial Corp	3,478,575
659	Cboe Global Markets Inc	185,225
1,817	CBRE Group Inc Class A(a)	246,131
44,443	Charles Schwab Corp	4,176,753
2,251	Chubb Ltd	733,668
968	Cincinnati Financial Corp	152,315
63,626	Citigroup Inc	7,215,825
2,781	Citizens Financial Group Inc	166,777
9,311	CME Group Inc	2,750,004
1,380	Coinbase Global Inc Class A(a)	240,962
2,366	CoStar Group Inc(a)	95,444
2,839	Crown Castle Inc REIT	230,839
38,981	Curbline Properties Corp REIT	1,005,320
1,905	Digital Realty Trust Inc REIT	343,300
619	Equinix Inc REIT	606,769
2,233	Equity Residential REIT	132,082
158	Erie Indemnity Co Class A(b)	39,707
430	Essex Property Trust Inc REIT	104,060
274	Everest Group Ltd	89,557
1,332	Extra Space Storage Inc REIT	174,665
28,401	FB Financial Corp	1,475,148
10,743	Federal Agricultural Mortgage Corp Class C	1,593,724
391	Federal Realty Investment Trust REIT	41,528
55,701	Fidelis Insurance Holdings Ltd	1,064,446
5,533	Fifth Third Bancorp	257,063
45,176	First Busey Corp	1,141,598
47,100	First Financial Bancorp	1,313,148
8,311	FirstService Corp	1,154,730
2,164	Franklin Resources Inc(b)	51,114
400	Globe Life Inc	55,668
5,650	Goldman Sachs Group Inc	4,779,844
16,440	Hanmi Financial Corp	433,358
1,698	Hartford Insurance Group Inc	229,621
Shares		Fair Value
Financial — (continued)
3,416	Healthpeak Properties Inc REIT	$ 56,125
61,444	Home BancShares Inc	1,654,687
3,768	Host Hotels & Resorts Inc REIT	72,195
12,479	Huntington Bancshares Inc	195,296
2,820	Interactive Brokers Group Inc Class A	189,137
4,359	Intercontinental Exchange Inc	685,584
3,111	Invesco Ltd	75,566
3,565	Invitation Homes Inc REIT	88,590
1,875	Iron Mountain Inc REIT	191,512
22,086	JPMorgan Chase & Co	6,496,818
5,720	KeyCorp	114,686
3,401	Kimco Realty Corp REIT	76,420
4,223	KKR & Co Inc	390,627
1,017	Loews Corp	108,555
854	M&T Bank Corp	176,539
36,674	Marex Group PLC	1,634,927
2,917	Marsh & McLennan Cos Inc	505,954
7,827	Mastercard Inc Class A	3,910,839
14,242	McGrath RentCorp	1,570,608
3,436	MetLife Inc	242,994
581	Mid-America Apartment Communities Inc REIT	70,952
7,463	Morgan Stanley	1,228,186
2,909	Nasdaq Inc	246,945
1,230	Northern Trust Corp	171,671
44,725	Perella Weinberg Partners(b)	812,206
12,705	PNC Financial Services Group Inc	2,643,784
19,444	Popular Inc	2,608,801
1,094	Principal Financial Group Inc	98,580
3,641	Progressive Corp	721,792
17,462	Prologis Inc REIT	2,308,127
23,425	Prosperity Bancshares Inc	1,573,692
2,251	Prudential Financial Inc	219,900
907	Public Storage REIT	245,688
1,128	Raymond James Financial Inc	163,323
5,723	Realty Income Corp REIT	350,133
1,103	Regency Centers Corp REIT	83,453
5,957	Regions Financial Corp	155,597
690	SBA Communications Corp REIT	118,756
14,017	ServisFirst Bancshares Inc	1,020,858
1,939	Simon Property Group Inc REIT	361,682
30,481	Skyward Specialty Insurance Group Inc(a)	1,331,410
22,829	SouthState Bank Corp	2,112,139
30,554	STAG Industrial Inc REIT	1,101,777
8,345	State Street Corp	1,056,143
22,224	Stifel Financial Corp	1,642,798
2,354	Synchrony Financial	160,119
1,392	T Rowe Price Group Inc	125,475
1,354	Travelers Cos Inc	394,935
7,486	Truist Financial Corp	344,131
2,109	UDR Inc REIT	71,242
9,150	US Bancorp	475,892

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
Financial — (continued)
2,963	Ventas Inc REIT	$ 242,314
6,018	VICI Properties Inc REIT	164,412
10,368	Visa Inc Class A	3,133,624
26,614	Vornado Realty Trust REIT	691,698
1,784	W R Berkley Corp	118,244
18,808	Wells Fargo & Co	1,497,305
4,336	Welltower Inc REIT	857,271
13,443	Western Alliance Bancorp	952,437
4,407	Weyerhaeuser Co REIT	107,663
555	Willis Towers Watson PLC	161,338
10,381	Wintrust Financial Corp	1,442,336
		117,163,369
Industrial — 12.25%
9,233	3M Co	1,340,909
448	A O Smith Corp	29,541
93,182	Aebi Schmidt Holding AG	904,797
443	Allegion PLC	64,363
2,998	Amcor PLC	119,170
1,400	AMETEK Inc	300,104
11,729	Amphenol Corp Class A	1,481,959
17,295	Arcosa Inc	1,835,691
46,363	Array Digital Infrastructure Inc	2,139,189
28,371	Atmus Filtration Technologies Inc	1,610,622
467	Axon Enterprise Inc(a)	198,330
12,728	Ball Corp	752,352
14,262	Bel Fuse Inc Class B	2,823,591
4,837	Boeing Co(a)	962,708
751	Builders FirstSource Inc(a)	61,830
5,056	Carrier Global Corp	284,703
2,876	Caterpillar Inc	2,037,531
22,722	CECO Environmental Corp(a)	1,353,777
996	Celestica Inc(a)	280,553
669	CH Robinson Worldwide Inc	111,101
1,146	Coherent Corp(a)	272,989
210	Comfort Systems USA Inc	289,588
22,871	CRH PLC	2,404,199
11,308	CSX Corp	464,193
2,401	Deere & Co	1,352,483
887	Dover Corp	184,895
2,397	Eaton Corp PLC	857,335
285	EMCOR Group Inc	210,418
3,342	Emerson Electric Co	437,869
28,744	Enerpac Tool Group Corp	1,048,294
838	Expeditors International of Washington Inc	120,027
9,309	FedEx Corp	3,315,680
2,211	Fortive Corp	122,224
1,007	Garmin Ltd	233,634
10,974	GATX Corp	1,873,701
3,276	GE Vernova Inc	2,859,620
448	Generac Holdings Inc(a)	87,508
1,526	General Dynamics Corp	523,754
9,570	General Electric Co	2,715,679
26,626	Griffon Corp	1,935,178
17,615	Honeywell International Inc	3,981,518
2,482	Howmet Aerospace Inc	572,002
Shares		Fair Value
Industrial — (continued)
333	Hubbell Inc	$ 163,416
201	Huntington Ingalls Industries Inc	76,360
430	IDEX Corp	81,507
1,590	Illinois Tool Works Inc	413,861
20,041	Ingersoll Rand Inc	1,605,685
10,853	International Seaways Inc	790,967
698	Jabil Inc	185,410
636	Jacobs Solutions Inc	80,950
457	JB Hunt Transport Services Inc	96,838
11,961	Johnson Controls International PLC	1,566,293
4,099	Kadant Inc	1,198,343
1,090	Keysight Technologies Inc(a)	307,783
20,972	Knife River Corp(a)(b)	1,712,364
1,100	L3Harris Technologies Inc	379,665
203	Lennox International Inc	94,218
1,265	Lockheed Martin Corp	764,553
362	Martin Marietta Materials Inc	213,102
1,262	Masco Corp	76,187
8,702	Matson Inc	1,426,606
116	Mettler-Toledo International Inc(a)	146,299
10,620	Moog Inc Class A	3,107,837
267	Nordson Corp	71,038
1,370	Norfolk Southern Corp	393,190
4,290	Northrop Grumman Corp	2,926,810
1,223	Old Dominion Freight Line Inc	238,974
22,859	Otis Worldwide Corp	1,761,972
533	Packaging Corp of America	113,113
785	Parker-Hannifin Corp	702,763
1,123	Pentair PLC	97,825
3,491	Powell Industries Inc	1,888,910
1,287	Republic Services Inc	281,879
2,602	Rocket Lab Corp(a)	167,100
642	Rockwell Automation Inc	230,401
25,130	RTX Corp	4,847,577
3,387	Smurfit WestRock PLC	134,972
280	Snap-on Inc	101,702
935	Stanley Black & Decker Inc	66,441
12,294	TD SYNNEX Corp	2,074,121
1,775	TE Connectivity PLC	371,010
289	Teledyne Technologies Inc(a)	174,848
1,128	Textron Inc	98,768
1,708	Trane Technologies PLC	711,792
333	TransDigm Group Inc	385,934
29,175	Trex Co Inc(a)	1,062,553
42,408	TriMas Corp	1,524,144
1,409	Trimble Inc(a)	91,909
28,625	TTM Technologies Inc(a)	2,788,647
5,471	Union Pacific Corp	1,327,374
4,439	United Parcel Service Inc Class B	436,709
1,587	Veralto Corp	140,323
2,339	Vertiv Holdings Co Class A	586,107
48,294	Vontier Corp	1,712,988
779	Vulcan Materials Co	212,122
2,208	Waste Management Inc	507,376

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
Industrial — (continued)
972	Westinghouse Air Brake Technologies Corp	$ 242,913
1,604	Xylem Inc	191,678
		87,709,836
Technology — 20.68%
13,700	Accenture PLC Class A	2,716,573
2,572	Adobe Inc(a)	625,202
12,682	Advanced Micro Devices Inc(a)	2,579,899
869	Akamai Technologies Inc(a)	99,805
59,149	Amentum Holdings Inc(a)	1,542,606
4,189	Analog Devices Inc	1,332,688
110,901	Apple Inc	28,145,565
4,830	Applied Materials Inc	1,650,846
1,290	Autodesk Inc(a)	308,826
33,436	BILL Holdings Inc(a)	1,280,599
35,739	Broadcom Inc	11,061,578
715	Broadridge Financial Solutions Inc	116,173
1,674	Cadence Design Systems Inc(a)	465,154
39	Cloudflare Inc Class A(a)	8,047
2,997	Cognizant Technology Solutions Corp Class A	183,866
29,714	Crane NXT Co(b)	1,206,091
1,716	Crowdstrike Holdings Inc Class A(a)	669,944
2,078	Datadog Inc Class A(a)	245,308
1,814	Dell Technologies Inc Class C	297,732
31,286	Donnelley Financial Solutions Inc(a)	1,474,822
1,294	Electronic Arts Inc	263,808
304	EPAM Systems Inc(a)	41,162
148	Fair Isaac Corp(a)	157,996
3,179	Fidelity National Information Services Inc	149,127
3,230	Fiserv Inc(a)	180,234
4,016	Fortinet Inc(a)	328,188
479	Gartner Inc(a)	75,845
8,149	Hewlett Packard Enterprise Co	194,028
5,232	HP Inc	100,507
28,703	Intel Corp(a)	1,266,663
9,015	International Business Machines Corp	2,185,146
2,009	Intuit Inc	868,651
505	Jack Henry & Associates Inc	79,810
794	KLA Corp	1,169,094
9,871	Lam Research Corp	2,109,038
831	Leidos Holdings Inc	129,237
946	Lumentum Holdings Inc(a)	664,811
17,109	Marvell Technology Inc	1,694,646
3,387	Microchip Technology Inc	218,834
6,934	Micron Technology Inc	2,342,582
62,273	Microsoft Corp	23,051,597
304	Monolithic Power Systems Inc	332,378
434	MSCI Inc	233,930
1,378	NetApp Inc	141,093
184,911	NVIDIA Corp	32,248,477
1,584	NXP Semiconductors NV	311,826
Shares		Fair Value
Technology — (continued)
2,172	ON Semiconductor Corp(a)	$ 134,490
10,927	Oracle Corp	1,607,471
14,429	Palantir Technologies Inc Class A(a)	2,110,674
2,001	Paychex Inc	184,332
25,616	PDF Solutions Inc(a)	837,899
746	PTC Inc(a)	106,298
13,147	QUALCOMM Inc	1,693,071
98	ROBLOX Corp Class A(a)	5,543
640	Roper Technologies Inc	226,470
5,690	Salesforce Inc	1,062,152
928	Sandisk Corp(a)	589,596
6,288	Seagate Technology Holdings PLC	2,463,387
7,618	ServiceNow Inc(a)	796,462
1,096	Skyworks Solutions Inc	58,691
805	Snowflake Inc(a)	121,410
2,824	Super Micro Computer Inc(a)	64,302
1,135	Synopsys Inc(a)	450,005
2,524	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	852,986
1,020	Take-Two Interactive Software Inc(a)	201,450
974	Teradyne Inc	288,752
9,059	Texas Instruments Inc	1,758,714
1,194	Twilio Inc Class A(a)	150,229
239	Tyler Technologies Inc(a)	81,829
22,976	Ultra Clean Holdings Inc(a)	1,428,648
24,926	V2X Inc(a)	1,707,431
48,239	Waystar Holding Corp(a)	1,163,042
4,313	Western Digital Corp	1,166,623
1,365	Workday Inc Class A(a)	177,341
303	Zebra Technologies Corp Class A(a)	63,351
		148,102,681
Utilities — 2.86%
5,305	AES Corp	74,748
1,518	Alliant Energy Corp	108,932
1,681	Ameren Corp	184,776
3,404	American Electric Power Co Inc	446,196
1,232	American Water Works Co Inc	167,663
1,086	Atmos Energy Corp	200,606
26,710	Avista Corp	1,072,139
3,682	CenterPoint Energy Inc	158,915
1,848	CMS Energy Corp	143,368
2,341	Consolidated Edison Inc	264,954
1,897	Constellation Energy Corp	529,737
5,420	Dominion Energy Inc	335,065
1,346	DTE Energy Co	196,812
4,752	Duke Energy Corp	622,227
2,477	Edison International	181,267
2,776	Entergy Corp	311,911
1,211	Evergy Inc	99,205
2,244	Eversource Energy	155,464
5,991	Exelon Corp	293,679

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
Utilities — (continued)
3,293	FirstEnergy Corp(b)	$ 166,823
59,175	MDU Resources Group Inc(b)	1,226,106
52,731	NextEra Energy Inc	4,897,655
2,857	NiSource Inc	133,308
9,801	NRG Energy Inc	1,432,318
12,467	PG&E Corp	219,045
885	Pinnacle West Capital Corp	89,164
44,341	PPL Corp	1,693,826
3,178	Public Service Enterprise Group Inc	257,259
3,805	Sempra	369,732
6,625	Southern Co	639,445
3,114	Talen Energy Corp(a)	994,082
51,201	UGI Corp	1,864,741
3,223	Vistra Corp	484,514
1,999	WEC Energy Group Inc	231,424
3,443	Xcel Energy Inc	273,512
		20,520,618
TOTAL COMMON STOCK — 96.63% (Cost $514,815,161)		$692,129,480
EXCHANGE TRADED FUNDS
9,211	iShares Russell 1000 Value ETF(b)	1,968,114
14,450	Vanguard Russell 2000 ETF(b)	1,447,457

TOTAL EXCHANGE TRADED FUNDS — 0.47% (Cost $3,417,362)		$3,415,571
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
5,513,498	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 3.60%(d)	$ 5,513,498
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.77% (Cost $5,513,498)		$5,513,498
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.81%
5,819,300	U.S. Treasury Bills(e) 3.63%, 06/04/2026	5,782,072
TOTAL SHORT TERM INVESTMENTS — 0.81% (Cost $5,782,072)		$5,782,072
TOTAL INVESTMENTS — 98.68% (Cost $529,528,093)		$706,840,621
OTHER ASSETS & LIABILITIES, NET — 1.32%		$9,426,382
TOTAL NET ASSETS — 100.00%		$716,267,003

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of March 31, 2026.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of March 31, 2026.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
As of March 31, 2026, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized (Depreciation)
Long
S&P 500® Emini Futures	23	USD	7,556	Jun 2026	$(154,288)
				Net Depreciation	$(154,288)
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
As of March 31, 2026 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BB	USD	104,486	EUR	90,900	06/17/2026	$(968)
BB	USD	626,921	GBP	473,600	06/17/2026	241
CGM	DKK	2,762,900	USD	425,461	06/17/2026	3,903
CGM	USD	257,710	EUR	224,200	06/17/2026	(2,386)
CGM	USD	434,192	GBP	328,000	06/17/2026	173
GS	USD	91,381	EUR	79,500	06/17/2026	(847)
GS	USD	51,625	GBP	39,000	06/17/2026	20
HSB	USD	323,417	EUR	280,400	06/17/2026	(1,877)
HSB	USD	228,892	GBP	172,100	06/17/2026	1,165
MS	USD	1,339,467	DKK	8,650,400	06/17/2026	(4,835)
MS	USD	342,448	GBP	257,000	06/17/2026	2,379
SSB	USD	193,894	EUR	168,100	06/17/2026	(1,120)
SSB	USD	50,275	GBP	37,800	06/17/2026	257
TD	USD	330,479	EUR	286,500	06/17/2026	(1,891)
TD	USD	1,356,424	GBP	1,022,500	06/17/2026	3,426
UBS	USD	112,228	EUR	97,300	06/17/2026	(650)
WES	USD	861,640	GBP	650,900	06/17/2026	352
					Net Depreciation	$(2,658)
Currency Abbreviations
DKK	Danish Krone
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
Abbreviations
BB	Barclays Bank PLC
CGM	Citigroup Global Markets
GS	Goldman Sachs
HSB	HSBC Bank USA
MS	Morgan Stanley & Co LLC
SSB	State Street Bank
TD	Toronto Dominion Bank
UBS	UBS AG
WES	Westpac Banking
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser,  Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Each Fund generally values its securities, including Exchange Traded Funds, based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of a Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities traded on more than one exchange, or upon one or more exchanges and in the OTC market, the last sale price as of the close of business on the market which the security is traded most extensively will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are

March 31, 2026

reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Rights	Exchange traded close price, bids and evaluated bids
Exchange Traded Funds	Exchange traded close price.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
Forward Foreign Currency Contracts	Foreign currency spot and forward rates
Interest Rate Swaps	Interest rate curves, SOFR curves, reported trades and swap curves
Inflation Swaps	Interest rate curves, CPI or relevant inflation index curves, SOFR/OIS curves, reported trades, and swap curves
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

March 31, 2026

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2026, the inputs used to value the Empower Core Strategies: Flexible Bond Fund, Empower Core Strategies: International Equity Fund and Empower Core Strategies: U.S. Equity Fund investments are detailed in the following tables. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments. For the Empower Core Strategies: Inflation-Protected Securities Fund, all the investments were valued using Level 2 inputs, except for Futures contracts, which were valued using Level 1 inputs.
Empower Core Strategies: Flexible Bond Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$—	$140,972,824	$—	$140,972,824
Bank Loans	—	40,999,994	—	40,999,994
Corporate Bonds and Notes	—	360,336,945	—	360,336,945
Convertible Bonds	—	12,491,422	—	12,491,422
Foreign Government Bonds and Notes	—	55,305,387	—	55,305,387
Mortgage-Backed Securities	—	364,496,854	—	364,496,854
U.S. Government Agency Bonds and Notes	—	3,765,598	—	3,765,598
U.S. Treasury Bonds and Notes	—	340,235,387	—	340,235,387
Common Stock
Communications	371,534	—	—	371,534
Consumer, Non-cyclical	1,647,361	—	—	1,647,361
Financial	4,973	13,705	—	18,678
	2,023,868	13,705	—	2,037,573
Convertible Preferred Stock	—	218,931	—	218,931
Preferred Stock	—	449,221	—	449,221
Government Money Market Mutual Funds	980,742	—	—	980,742
Short Term Investments	—	1,797,307	—	1,797,307
Total investments, at fair value:	3,004,610	1,321,083,575	—	1,324,088,185
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	8,109	—	8,109
Futures Contracts(a)	5,285,543	—	—	5,285,543
Total Assets	$8,290,153	$1,321,091,684	$—	$1,329,381,837
Liabilities
Other Financial Investments
Futures Contracts(a)	$(8,975,364)	$—	$—	$(8,975,364)
Total Liabilities	$(8,975,364)	$—	$—	$(8,975,364)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.

March 31, 2026

Empower Core Strategies: International Equity Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$—	$46,155,446	$—	$46,155,446
Communications	3,947,128	46,893,538	—	50,840,666
Consumer, Cyclical	15,136,474	123,671,414	—	138,807,888
Consumer, Non-cyclical	17,449,844	196,377,427	20	213,827,291
Diversified	277,000	—	—	277,000
Energy	—	46,948,983	—	46,948,983
Financial	15,654,619	244,654,286	—	260,308,905
Industrial	2,339,090	143,969,333	—	146,308,423
Technology	26,122,507	54,870,460	—	80,992,967
Utilities	1,575,280	24,483,030	—	26,058,310
	82,501,942	928,023,917	20	1,010,525,879
Preferred Stock	—	2,442,527	—	2,442,527
Rights	—	236	—	236
Government Money Market Mutual Funds	517,904	—	—	517,904
Short Term Investments	—	13,228,374	—	13,228,374
Total investments, at fair value:	83,019,846	943,695,054	20	1,026,714,920
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	32,830	—	32,830
Total Assets	$83,019,846	$943,727,884	$20	$1,026,747,750
Liabilities
Other Financial Investments
Forward Foreign Currency Contracts(a)	—	(6,319)	—	(6,319)
Futures Contracts(a)	$(9,485)	$—	$—	$(9,485)
Total Liabilities	$(9,485)	$(6,319)	$—	$(15,804)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.

March 31, 2026

Empower Core Strategies: U.S. Equity Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$13,286,617	$—	$—	$13,286,617
Communications	82,673,482	—	—	82,673,482
Consumer, Cyclical	66,927,225	—	—	66,927,225
Consumer, Non-cyclical	114,869,669	4,062,013	—	118,931,682
Energy	34,681,056	2,132,914	—	36,813,970
Financial	117,163,369	—	—	117,163,369
Industrial	87,709,836	—	—	87,709,836
Technology	148,102,681	—	—	148,102,681
Utilities	20,520,618	—	—	20,520,618
	685,934,553	6,194,927	—	692,129,480
Exchange Traded Funds	3,415,571	—	—	3,415,571
Government Money Market Mutual Funds	5,513,498	—	—	5,513,498
Short Term Investments	—	5,782,072	—	5,782,072
Total investments, at fair value:	694,863,622	11,976,999	—	706,840,621
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	9,530	—	9,530
Total Assets	$694,863,622	$11,986,529	$—	$706,850,151
Liabilities
Other Financial Investments
Forward Foreign Currency Contracts(a)	—	(12,188)	—	(12,188)
Futures Contracts(a)	$(154,288)	$—	$—	$(154,288)
Total Liabilities	$(154,288)	$(12,188)	$—	$(166,476)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
To Be Announced Transactions
A Fund may invest in securities known as To Be Announced ("TBA") securities. TBAs are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date.  The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.
Dollar Rolls
The Empower Core Strategies: Flexible Bond Fund and the Empower Core Strategies: Inflation-Protected Securities Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase TBA mortgage-backed securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, these Funds are not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that these Funds are required to purchase may decline below the agreed upon repurchase price of those securities.
Treasury Inflation-Protected Securities
For Treasury Inflation-Protected Securities ("TIPS") the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount.

March 31, 2026

Futures Contracts
A Fund may use futures contracts in order to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A Fund may also use futures to equitize cash.  A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.  The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Forward Foreign Currency Contracts
A Fund may enter into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure.  A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Interest Rate Swaps
A Fund may enter into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the SOFR, prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the OTC market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps).
A Fund may enter into interest rate swaps in which it either pays or receives a fixed interest rate and pays or receives a floating interest rate.  Barring swap counterparty default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that a Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Fund upon early termination of the swap.
Inflation Swaps
A Fund may enter into inflation swap contracts in order to gain exposure to inflation (inflation risk). An inflation swap is a contract in which one party agrees to pay the cumulative percentage increase in a price index (such as the Consumer Price Index ("CPI") with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. These agreements may be privately negotiated in the OTC market (OTC inflation swaps) or may be executed on a registered exchange (centrally cleared inflation swaps). Inflation swaps are reported in a table following the Schedule of Investments.

March 31, 2026

The following tables represent the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower Core Strategies: Flexible Bond Fund
Futures Contracts:
Average long contracts	5,503
Average short contracts	2,029
Average notional long	$612,072,998
Average notional short	$245,306,086
Forward Currency Exchange Contracts:
Average notional amount	$2,513,351
Empower Core Strategies: Inflation-Protected Securities Fund
Futures Contracts:
Average long contracts	2,279
Average short contracts	1,216
Average notional long	$370,757,383
Average notional short	$138,518,403
Centrally Cleared Interest Rate Swaps:
Average notional amount	$1,426,697,500
Centrally Cleared Inflation Swaps:
Average notional amount	$58,620,000
Empower Core Strategies: International Equity Fund
Futures Contracts:
Average long contracts	85
Average notional long	$12,639,664
Forward Currency Exchange Contracts:
Average notional amount	$2,505,160
Empower Core Strategies: U.S. Equity Fund
Futures Contracts:
Average long contracts	22
Average notional long	$7,592,797
Forward Currency Exchange Contracts:
Average notional amount	$6,370,687

March 31, 2026